As filed with the Securities and Exchange Commission on April 29, 2011

                          1933 Act File No. 333-151541
1940 Act File No.  811-22205

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	9	[X]

	AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	10	[X]

Genworth Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967

(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345

(Registrant’s Telephone Number, Including Area Code)

Carrie E. Hansen
Genworth Variable Insurance Trust
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967

(Name and Address of Agent for Service of Process)

With copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on _April 30, 2011 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Genworth Variable Insurance Trust

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund
Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund
Genworth 40/60 Index Allocation Fund
Genworth 60/40 Index Allocation Fund
Genworth Moderate Allocation Fund
Genworth Growth Allocation Fund

Service Shares
Institutional Shares

PROSPECTUS

April 30, 2011

Investments in the Genworth Variable Insurance Trust are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Investments in the Genworth Variable Insurance Trust may decrease in value.  Please read all disclosures carefully before you invest.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate.  To state otherwise is a crime.

www.genworth.com

TABLE OF CONTENTS

Summary Section	1
Genworth Calamos Growth Fund	1
Genworth PYRAMIS® Small/Mid Cap Core Fund	6
Genworth Davis NY Venture Fund	11
Genworth Eaton Vance Large Cap Value Fund	16
Genworth Legg Mason ClearBridge Aggressive Growth Fund	21
Genworth PIMCO StocksPLUS Fund	26
Genworth Goldman Sachs Enhanced Core Bond Index Fund	32
Genworth Enhanced Small Cap Index Fund	37
Genworth Enhanced International Index Fund	42
Genworth 40/60 Index Allocation Fund	47
Genworth 60/40 Index Allocation Fund	54
Genworth Moderate Allocation Fund	61
Genworth Growth Allocation Fund	68
More Information About The Funds’ Principal Investment Strategies, Related Risks And Disclosure Of Portfolio Holdings	75
Additional Information About Certain Types of the Funds’ Investments	75
Additional Information About Risks	80
Disclosure of Portfolio Holdings	84
Fund Management	85
The Advisor	85
The Subadvisors	86
Portfolio Managers	89
Investing In The Funds	90
Valuation of Fund Shares	90
Purchasing Fund Shares	91
In-Kind Purchases	91
Selling Fund Shares	91
Market Timing Policy	92
Distribution of Fund Shares	92
Distributions And Taxes	93
Other Information	94
Manager-of-Managers Structure	94
Exclusion From Registration and Regulation Under Commodities Law	95
Index Descriptions	95
Financial Highlights	97
Appendix	A-1
Key Terms	A-1

Genworth Calamos Growth Fund

SUMMARY SECTION

Genworth Calamos Growth Fund

Investment Objective
Genworth Calamos Growth Fund (the “Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses1	0.69%	0.59%
Administrative Service Fees	0.25%	None
All Other Expenses	0.44%	0.59%
Total Annual Fund Operating Expenses	1.69%	1.34%
Amount of Fee Waiver and/or Expense Assumption2	(0.23)%	(0.36)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.46%	0.98%
1
“Other Expenses” also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as “Acquired Fund Fees and Expenses.”  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.90% of average daily net assets.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Calamos Growth Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$149	$510	$896	$1,979
Institutional Shares	$100	$389	$700	$1,581

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities issued by U.S. companies.  The Fund’s subadvisor invests using a growth style, and seeks out securities that, in the subadvisor’s opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria.  The subadvisor uses quantitative screens to identify companies with high growth rates relative to their industry and screens for the ones whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital.  The subadvisor then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns.  The subadvisor utilizes risk management guidelines, with a focus on portfolio construction, including diversification and how individual securities may fit in the Fund’s overall portfolio.

The Fund anticipates that substantially all of its portfolio will consist of equity securities of companies with large and mid-sized market capitalizations.  The subadvisor generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

When buying and selling securities, the subadvisor focuses on the issuer’s financial soundness, earnings and cash flow forecast and quality of management.  In constructing the Fund’s portfolio, the subadvisor seeks to manage the risks of investing in stocks by using a “top-down approach” of diversification by industry and company and also by focusing on macro-level investment themes.  This approach emphasizes an analysis of the economic factors that may affect the performance of certain sectors or industries within the securities markets generally, and how those factors may, in turn, affect the prices of individual securities.  The subadvisor performs proprietary fundamental analysis in addition to relying upon information from outside sources

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Genworth Calamos Growth Fund

Growth Investment Risk - The risk that the Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Genworth Calamos Growth Fund

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

  Best Quarterly Returns:  21.08%  3rd Quarter 2010
 Worst Quarterly Returns: -11.81%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010 )

	1 Year	Since Inception
Service Shares (inception date 9/4/2008)	25.03%	8.84%
Institutional Shares (inception date 12/9/2009)	25.66%	29.14%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008)	17.64%	6.20%

Management

Investment Advisor and Subadvisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.  Calamos Advisors, LLC (“Calamos”) is the subadvisor for the Fund.

Portfolio Managers
John P. Calamos, Sr., Nick P. Calamos, Jeff Scudieri, Jon Vacko, John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Chris Hartman and Joe Wysocki are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Calamos, Sr. is Chairman, CEO and Co-Chief Investment Officer of Calamos.  Mr. Nick Calamos is Co-Chief Investment Officer and President of Investments of Calamos. Mr. Scudieri joined Calamos in 1997 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since September 2002. Mr. Vacko joined Calamos in 2000 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since July 2002. Mr. Calamos, Jr., Executive Vice President of Calamos joined the firm in 1985 and has held various senior investment positions since that time. Mr. Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002.  Mr. Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Mr. Hartman joined Calamos in 1997 and has been a senior strategy analyst since May 2007. Mr. Wysocki joined Calamos in 2003 and has been a senior strategy analyst since February 2007.  Each member of this team has served as a portfolio manager to the Fund since its inception.

Genworth Calamos Growth Fund

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Genworth PYRAMIS® Small/Mid Cap Core Fund
(formerly, Genworth Columbia Mid Cap Value Fund)

Investment Objective
Genworth PYRAMIS® Small/Mid Cap Core Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses1	0.74%	0.69%
Administrative Service Fees	0.25%	None
All Other Expenses	0.49%	0.69%
Total Annual Fund Operating Expenses	1.59%	1.29%
Amount of Fee Waiver and/or Expense Assumption2	(0.30)%	(0.50)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.29%	0.79%
1
“Other Expenses” also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as “Acquired Fund Fees and Expenses.”  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.75% of average daily net assets.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

  Pyramis is a registered service mark of FMR LLC.  Used under license.

Genworth PYRAMIS® Small/Mid Cap Core Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$131	$473	$837	$1,864
Institutional Shares	$81	$360	$660	$1,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 198.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of net assets, including borrowings for investment purposes, in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2500™ Index at the time of the purchase (which was between $5 million and $10.9 billion as of February 28, 2011).  The Fund may invest up to 20% of total assets in foreign securities.  The Fund also may invest in real estate investment trusts.

The Fund seeks to achieve its investment objective through an active, bottom-up, sector neutral investment discipline designed to deliver the subadvisor’s best ideas.  The subadvisor seeks to generate alpha (i.e., risk adjusted return) through stock selection rather than sector selection or market timing.  The Fund seeks to exploit pricing anomalies through in-house research from the subadvisor’s sector portfolio managers and fundamental research analysts whose in-depth knowledge of their respective sectors.  In addition, the subadvisor uses quantitative tools to monitor the Fund’s risk exposure.

The Fund will invest, either directly or indirectly, in common stocks and other securities with equity characteristics, including ADRs (American Depositary Receipts), typically issued by small- and mid-capitalization companies domiciled in the United States or exercising a prominent part of their economic activities in the United States.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Small- and Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of small- and mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Real Estate Investment Trust Risk - The risk that the value of real estate investment trust (“REIT”) shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Please note that effective November 19, 2010, the Fund changed its name, principal investment strategies, principal risks, subadvisor and performance benchmark index. As such, the performance information below, to a large extent, reflects performance achieved under the Fund’s prior strategies, risks and subadvisor.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 20.83%  3rd Quarter 2009
 Worst Quarterly Returns: -11.86%   1st Quarter 2009

Average Annual Total Returns (for the periods ended December 31, 2010 )

	1 Year	Since Inception
Service Shares (inception date 9/4/2008)	23.86%	4.53%
Institutional Shares (inception date 12/9/2009)	24.49%	27.98%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008)*	24.97%	5.28%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008) *	24.75%	5.61%
* Effective November 19, 2010, the Genworth PYRAMIS® Small/Mid Cap Core Fund discontinued the use of the Russell Midcap Value Index as the primary index and replaced it with the Russell 2500™ Index in future prospectuses. The Genworth PYRAMIS® Small/Mid Cap Core Fund believes that use of the Russell 2500™ Index provides a better comparative benchmark than the Russell Midcap Value Index because of the Fund’s change in investment strategy from that of a mid cap value strategy to a small/mid cap core strategy.

Management

Investment Advisor and Subadvisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the subadvisor for the Fund.

Portfolio Managers
John Power is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Power is a Senior Vice President of U.S. Equities at Pyramis, and joined Pyramis in 2005.  Prior to joining Pyramis, Mr. Power was a principal and member of the Investment Strategy Committee at Oechsle International Advisors, where he also ran that firm’s risk management process.  Mr. Power has served as portfolio manager to the Fund since 2010.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Davis NY Venture Fund

Genworth Davis NY Venture Fund

Investment Objective
Genworth Davis NY Venture Fund (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses1	1.10%	0.89%
Administrative Service Fees	0.25%	None
All Other Expenses	0.85%	0.89%
Total Annual Fund Operating Expenses	1.85%	1.39%
Amount of Fee Waiver and/or Expense Assumption2	(0.68)%	(0.72)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.17%	0.67%
1
“Other Expenses” also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as “Acquired Fund Fees and Expenses.”  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Davis NY Venture Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$119	$516	$937	$2,114
Institutional Shares	$68	$369	$692	$1,606

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.72% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.  The subadvisor seeks to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages.  The subadvisor aims to invest in such businesses when they are trading at discounts to their intrinsic worth.  The subadvisor may make such investments when a company becomes the center of controversy after receiving adverse media attention.

The subadvisor selects companies with the intention of owning their stocks for the long term.  The subadvisor considers selling securities if it believes the stock’s market price exceeds the subadvisor’s estimates of intrinsic value, or if the ratio of the risks to rewards of continuing to own the company is no longer attractive.

The Fund may invest a significant portion of its assets in securities of issuers in the financial services sector (which includes, for example, the banking, brokerage and insurance industries), which may subject the Fund to certain risks that tend to be more prevalent in that sector. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities and to invest in fixed income securities.  The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and related transaction costs) or employ other investment strategies that are not principal investment strategies if, in the subadvisor’s judgment, the securities, trading or investment strategies are appropriate.  Factors that the subadvisor considers in pursuing these other strategies include whether the strategies (i) would be consistent with shareholders’ reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund’s investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund’s risk profile as described in the Fund’s prospectus and Statement of Additional Information, as amended from time to time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Genworth Davis NY Venture Fund

Financial Services Sector Risk - The risk that the Fund’s investments in the financial services sector may be adversely affected by regulatory action and/or changes in interest rates.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s subadvisor believes are their full value.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Genworth Davis NY Venture Fund

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 20.45%  2nd Quarter 2009
 Worst Quarterly Returns: -12.29%  1st Quarter 2009

Average Annual Total Returns (for the periods ended December 31, 2010 )

	1 Year	Since Inception
Service Shares (inception date 9/4/2008)	11.32%	1.95%
Institutional Shares (inception date 12/9/2009)	11.86%	14.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008)	15.06%	3.06%

Management

Investment Advisor and Subadvisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.  Davis Selected Advisers, LLC (“Davis”) is the subadvisor for the Fund.

Portfolio Managers
Christopher C. Davis and Kenneth Charles Feinberg are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Davis is the Chairman of Davis and has been a portfolio manager with Davis since 1989.  Mr. Feinberg has served as a portfolio manager with Davis since 1994. Messrs. Davis and Feinberg have served as portfolio managers to the Fund since its inception.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Genworth Davis NY Venture Fund

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Eaton Vance Large Cap Value Fund

Genworth Eaton Vance Large Cap Value Fund

Investment Objective
Genworth Eaton Vance Large Cap Value Fund (the “Fund”) seeks total return.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.60%	0.37%
Administrative Service Fees	0.25%	None
All Other Expenses	0.35%	0.37%
Total Annual Fund Operating Expenses	1.35%	0.87%
Amount of Fee Waiver and/or Expense Assumption1	(0.18)%	(0.20)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.17%	0.67%
1
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Eaton Vance Large Cap Value Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$119	$410	$722	$1,608
Institutional Shares	$68	$258	$463	$1,054

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the subadvisor, are inexpensive or undervalued relative to the overall stock market.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies.  The Fund generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index.  As of February 28, 2011, the market capitalization of the largest company in the Russell 1000® Value Index was approximately $431 billion, and the market capitalization of the smallest company in the index was approximately $204 million.

The Fund typically invests in dividend-paying stocks.  The Fund also may invest a portion of its assets in real estate investment trusts, fixed income securities, high yield bonds (commonly referred to as “junk bonds”) and/or convertible securities that are, at the time of investment, rated Baa or lower by Moody’s, or BBB or lower by S&P.  The Fund may also invest in non-income producing stocks.

Investment decisions are made primarily on the basis of fundamental research.  The subadvisor may consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of a company’s net value when selecting securities.  The subadvisor may sell a security when the subadvisor’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.

The Fund’s holdings will typically represent a number of different sectors and industries, and less than 25% of the Fund’s total assets will be invested in any single industry.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  Such investments are not subject to the Fund’s 25% limitation on investing in foreign securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Genworth Eaton Vance Large Cap Value Fund

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s subadvisor believes are their full value.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Real Estate Investment Trust Risk - The risk that the value of REIT shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Genworth Eaton Vance Large Cap Value Fund

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 14.95%  3rd Quarter 2009
 Worst Quarterly Returns: -14.26%  1st Quarter 2009

Average Annual Total Returns (for the periods ended December 31, 2010 )

	1 Year	Since Inception
Service Shares (inception date 9/4/2008)	9.15%	(0.95)%
Institutional Shares (inception date 12/9/2009)	9.72%	11.13%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008)	15.51%	1.01%

Management

Investment Advisor and Subadvisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.  Eaton Vance Management (“Eaton Vance”) is the subadvisor for the Fund.

Portfolio Managers
A team of portfolio managers led by Michael Mach, CFA, is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Mach is a Vice President of Eaton Vance.  The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski.  Mr. Beaudry has been managing other Eaton Vance portfolios since July 2006.  Mr. Crowley is a Vice President of Eaton Vance and has served as a portfolio manager to other Eaton Vance portfolios for more than five years. Mr. Kaszynski is a Vice President of Eaton Vance and has served as a portfolio manager to other Eaton Vance portfolios since September 2008. Each member of this team has served as a portfolio manager to the Fund since its inception.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Genworth Eaton Vance Large Cap Value Fund

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Investment Objective
Genworth Legg Mason ClearBridge Aggressive Growth Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses1	0.60%	0.35%
Administrative Service Fees	0.25%	None
All Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	1.30%	0.80%
Amount of Fee Waiver and/or Expense Assumption2	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.13%	0.63%
1
“Other Expenses” also include the fees and expenses indirectly borne by a Fund in connection with its investments in other investment companies which are referred to as “Acquired Fund Fees and Expenses.”  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table does not correlate to the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus which reflects the operating expenses of the Fund and does not include the 0.005% attributed to Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Legg Mason ClearBridge Aggressive Growth Fu

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and, that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$115	$395	$697	$1,553
Institutional Shares	$64	$238	$427	$974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in common stocks of companies it believes are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500® Index.  The Fund employs a growth style, and may invest in the securities of large, well-known companies offering prospects of long-term earnings growth.  However, because higher earnings growth rates are often achieved by companies with small to mid-sized market capitalizations, a significant portion of the Fund’s assets may be invested in the securities of such companies.  The Fund considers a company with a market capitalization of less than $2 billion to be a small-cap company, and a company with a market capitalization of between $2 billion and $12 billion to be a mid-cap company.

The subadvisor emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk.  The Fund focuses primarily, but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Fund acquires their stocks.  When evaluating an individual stock, the subadvisor generally considers whether the company may benefit from: new technologies, products or services; new cost reducing measures; changes in management; or favorable changes in government regulations.

The Fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.  The Fund may invest directly in foreign securities or invest in depositary receipts.

The Fund may also invest in derivatives, such as futures and options on securities or securities indices, and options on such futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying or selling securities, or as a cash flow management technique.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Genworth Legg Mason ClearBridge Aggressive Growth Fu

Derivatives Risk - The risk that losses may result from the Fund’s investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Growth Investment  Risk - The risk that the Fund’s  investments in growth style securities may be subject to greater price  volatility and may be more sensitive to changes  in the  issuer’s  current or  expected  earnings  than other  equity securities.

Interest Rate Risk - The risk that when interest rates increase, certain securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Non-Diversification Risk - The risk that the value of an investment in the Fund may be more volatile than an investment in a diversified fund because the Fund invests in a smaller number of issuers.  The gains and losses on a single security may, therefore, have a greater impact on the Fund’s net asset value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of small- and mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Genworth Legg Mason ClearBridge Aggressive Growth Fu

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 17.40%  2nd Quarter 2009
  Worst Quarterly Returns: -13.35%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010 )

	1 Year	Since Inception
Service Shares (inception date 9/4/2008)	23.86%	9.47%
Institutional Shares (inception date 12/9/2009)	24.51%	28.66%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008)	17.64%	6.20%

Management

Investment Advisor and Subadvisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.  ClearBridge Advisors, LLC (“ClearBridge”) is the subadvisor for the Fund.

Portfolio Manager
Richard Freeman and Evan Bauman are responsible for the day-to-day management of the Fund’s portfolio. Mr. Freeman, a Senior Portfolio Manager and Managing Director of ClearBridge, has served as a portfolio manager with ClearBridge or its predecessors since 1983. Mr. Freeman has served as a portfolio manager to the Fund since its inception. Mr. Bauman, a Managing Director of ClearBridge, has served as a portfolio manager with ClearBridge or its predecessors since 1996. Mr. Bauman has served as a portfolio manager to the Fund since May 2009.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Genworth Legg Mason ClearBridge Aggressive Growth Fu

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth PIMCO StocksPLUS Fund

Genworth PIMCO StocksPLUS Fund

Investment Objective
Genworth PIMCO StocksPLUS Fund (the “Fund”) seeks total return which exceeds that of the S&P 500® Index.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.62%	0.41%
Administrative Service Fees	0.25%	None
All Other Expenses	0.37%	0.41%
Total Annual Fund Operating Expenses	1.22%	0.76%
Amount of Fee Waiver and/or Expense Assumption1	(0.21)%	(0.25)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.01%	0.51%
1
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth PIMCO StocksPLUS Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$103	$366	$650	$1,459
Institutional Shares	$52	$218	$398	$919

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 239.80% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to exceed the total return of the S&P 500® Index by investing under normal circumstances substantially all of its assets in derivatives, the value of which are related to the S&P 500 Index (“S&P 500 Derivatives”), backed by a portfolio of fixed income securities.  The Fund may invest in common stocks, options, futures, options on futures and swaps.  The Fund uses S&P 500 Derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the daily performance of the S&P 500® Index.  The values of S&P 500 Derivatives closely track changes in the value of the S&P 500® Index.  However, S&P 500 Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in fixed income securities.  The subadvisor actively manages the fixed income securities held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration that is normally not expected to exceed one year.

The Fund invests in a variety of convertible and fixed income securities, including U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed securities and asset-backed securities.

The S&P 500® Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund seeks to remain invested in S&P 500 Derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the stocks that comprise the S&P 500® Index, the Fund may invest all of its assets in a “basket” of S&P 500 stocks.  The Fund also may invest in exchange-traded funds based on the S&P 500® Index, such as Standard & Poor’s Depositary Receipts.  The Fund may invest up to 10% of its total assets in preferred stocks.

Assets not invested in equity securities or derivatives may be invested in fixed income instruments.  The Fund may invest up to 10% of its total assets in high yield bonds (commonly referred to as “junk bonds”).  The Fund also may invest in foreign securities, including investing up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Genworth PIMCO StocksPLUS Fund

Borrowing and Leverage Risk - The risk that, when the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Currency Risk - The risk that the value of the Fund’s investments that are denominated in non-U.S. currencies may be adversely affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Derivatives Risk - The risk that losses may result from the Fund’s investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging Markets Risk - The risks that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Genworth PIMCO StocksPLUS Fund

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Portfolio Turnover Risk - The Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance, and may increase share price volatility.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Genworth PIMCO StocksPLUS Fund

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 24.02%  2nd Quarter 2009
  Worst Quarterly Returns: -11.39%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010 )

	1 Year	Since Inception
Service Shares (inception date 9/4/2008)	17.51%	11.04%
Institutional Shares (inception date 12/9/2009)	18.10%	19.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008)	15.06%	3.06%

Management

Investment Advisor and Subadvisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.  Pacific Investment Management Company LLC (“PIMCO”) is the subadvisor for the Fund.

Portfolio Manager
Marc P. Seidner, CFA, a Managing Director and Generalist Portfolio Manager at PIMCO, is responsible for the day-to-day management of the Fund’s portfolio and has served as a portfolio manager to the Fund since 2010.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Genworth PIMCO StocksPLUS Fund

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Investment Objective
Genworth Goldman Sachs Enhanced Core Bond Index Fund (the “Fund”) seeks to outperform the total return performance of the Barclays Capital U.S. Aggregate Bond Index (the “Bond Index”) while maintaining a risk level commensurate with the Bond Index.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.60%	0.39%
Administrative Service Fees	0.25%	None
All Other Expenses	0.35%	0.39%
Acquired Fund Fees and Expenses1	0.03%	0.03%
Total Annual Fund Operating Expenses	1.18%	0.72%
Amount of Fee Waiver and/or Expense Assumption2	(0.19)%	(0.23)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	0.99%	0.49%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.45% of average daily net assets.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$101	$356	$631	$1,415
Institutional Shares	$50	$207	$378	$873

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 514.46% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities represented in the Bond Index.  The Bond Index measures the performance of the U.S. investment grade bond market and includes investment grade government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  As of the date of this Prospectus, the securities in the Bond Index must have at least $250 million of outstanding face value; have at least one year remaining to maturity; be denominated in U.S. dollars; and be fixed rate.

The subadvisor attempts to achieve the Fund’s investment objective by forming a portfolio that holds a range of securities which in the aggregate may deviate from the major characteristics of the Bond Index (e.g., industry/sector weightings, credit quality, duration).  In constructing the portfolio from the Bond Index, the subadvisor seeks to select those individual securities in the Bond Index that it believes will outperform the Bond Index as a whole. The Fund may also invest up to 20%, calculated at the time of investment, of its net assets in cash, high quality liquid short term investments and securities that may not be included in the Bond Index, including when-issued/delayed delivery securities and exchange-traded bond futures.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Credit Risk - The risk that an issuer or guarantor of a fixed income security or convertible security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.

Index Subset Risk - The risk that the securities selected for the Fund, in the aggregate, will underperform the Bond Index or otherwise deviate from the performance of the Bond Index (otherwise known as tracking error).

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities and convertible securities held by the Fund may decline in value.

Government Agency Securities Risk - The risk that securities issued by certain agencies or instrumentalities of the U.S. or a foreign government may not be fully supported financially by that government and, as a consequence, may not meet their payment obligations.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Corporate Bonds and Loans Risk - The corporate bonds and loans in which a Fund invests are subject to the risk of loss of principal and income and will depend primarily on the financial condition of the borrower.  Although borrowers frequently provide collateral to secure repayment of these obligations, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Please note that effective December 7, 2009 the Fund changed its investment objective, principal investment strategies and subadvisor. As such, the performance information below, to a large extent, reflects performance achieved under the Fund’s prior objective, strategies and subadvisor.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 4.54%  3rd Quarter 2009
  Worst Quarterly Returns: -1.48%  4th Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010 )

	1 Year	Since Inception
Service Shares (inception date 9/4/2008)	5.15%	9.20%
Institutional Shares (inception date 12/9/2009)	5.66%	4.33%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (since 9/4/2008)	6.54%	6.42%

Management

Investment Advisor and Subadvisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund. Goldman Sachs Asset Management, L.P. (“GSAM”) is the subadvisor for the Fund.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Portfolio Managers
Jonathan Beinner, Managing Director, and Michael Swell, Managing Director, are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Beinner joined GSAM in 1990 and became a Portfolio Manager in 1992. He became GSAM’s Co-Head of Global Fixed Income in 2002. Mr. Swell is a senior portfolio manager and Co-Head of Global Lead Portfolio Management at GSAM.  Mr. Swell joined GSAM in 2007. Messrs. Beinner and Swell have served as portfolio managers to the Fund since December 2009.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Enhanced Small Cap Index Fund

Genworth Enhanced Small Cap Index Fund

Investment Objective
Genworth Enhanced Small Cap Index Fund (the “Fund”) seeks to outperform the total return performance of the Russell 2000® Index while maintaining a market level of risk.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%	0.08%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	2.69%	2.44%
Administrative Service Fees	0.25%	None
All Other Expenses	2.44%	2.44%
Acquired Fund Fees and Expenses1	0.22%	0.22%
Total Annual Fund Operating Expenses	3.24%	2.74%
Amount of Fee Waiver and/or Expense Assumption2	(2.11)%	(2.11)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.13%	0.63%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.27% of average daily net assets of the Fund.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Enhanced Small Cap Index Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$115	$800	$1,509	$3,395
Institutional Shares	$64	$649	$1,261	$1,915

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.20% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets in exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities of small capitalization companies and other open-end investment companies that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of a benchmark index (“Index Funds”).  The Fund generally considers small capitalization companies to be those companies with a market capitalization in the range of the Russell 2000® Index, which was between $5 million and $6.0 billion as of February 28, 2011. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by Genworth Financial Wealth Management, Inc. (the “Advisor”).  The ETFs and Index Funds in which the Fund may invest are referred to herein as the “Underlying Funds.”

The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of small cap securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund’s portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Advisor attempts to achieve the Fund’s objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund’s benchmark index, the Russell 2000® Index.  In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds’ investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds’ portfolio of investments. The Advisor believes that by overweighting certain segments of the benchmark index (e.g., particular capitalization ranges, growth, or value) outperformance of the index may be achieved. The Fund’s allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

Genworth Enhanced Small Cap Index Fund

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor’s allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Small-Capitalization Risk - An Underlying Fund may invest in stocks of small-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse developments occur, due to management changes or product failure, an Underlying Fund’s investment in securities of a small-cap company may lose substantial value.  Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Genworth Enhanced Small Cap Index Fund

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  No performance information is available for the Service Shares since that class had not commenced operations as of December 31, 2010. The performance for the Service Shares would differ only to the extent that the Service Shares have different expenses than the Institutional Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Institutional Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 15.76%  4th Quarter 2010
 Worst Quarterly Returns: -10.17%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010)

	1 Year	Since Inception (12/9/2009)
Institutional Shares	24.70%	26.88%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	30.71%

Management

Investment Advisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.

Portfolio Managers
Timothy B. Knepp, CFA, and Edward Wright, CFA, serve as portfolio managers for the Fund.  Mr. Knepp is Chief Investment Officer of the Advisor and has served as portfolio manager to the Fund since inception.  Mr. Wright, has served as Director of Portfolio Management of the Advisor since July 2010, and has served as portfolio manager to the Fund since 2011.

Genworth Enhanced Small Cap Index Fund

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Enhanced International Index Fund

Genworth Enhanced International Index Fund

Investment Objective
Genworth Enhanced International Index Fund (the “Fund”) seeks to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) while maintaining a market level of risk.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value)
Management Fees	0.08%	0.08%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.00%	1.33%
Administrative Service Fees	0.25%	None
All Other Expenses	0.75%	1.33%
Acquired Fund Fees and Expenses1	0.33%	0.33%
Total Annual Fund Operating Expenses	1.66%	1.74%
Amount of Fee Waiver and/or Expense Assumption2	(0.40)%	(0.94)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.26%	0.80%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.28% of average daily net assets of the Fund.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Enhanced International Index Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$128	$484	$865	$1,932
Institutional Shares	$82	$456	$856	$1,974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 315.88% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (exchange-traded funds or “ETFs”) that invest substantially all of their assets in equity securities of foreign companies (i.e., foreign securities) and other open-end investment companies that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of a benchmark index (“Index Funds”). The Fund may invest in funds that invest in securities of companies of any size located in developed and emerging markets throughout the world. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by Genworth Financial Wealth Management, Inc. (the “Advisor”) and generally will be diversified among various geographic regions. The ETFs and Index Funds in which the Fund may invest are referred to herein as the “Underlying Funds.”

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of international equity securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund’s portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Advisor attempts to achieve the Fund’s objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund’s benchmark index, which is the MSCI EAFE Index.   In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds’ investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds’ portfolio of investments.  The Advisor believes that by overweighting certain segments of the benchmark index (e.g., country, region, capitalization, growth, or value) outperformance of the index may be achieved.  The Fund’s allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

Genworth Enhanced International Index Fund

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor’s allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Genworth Enhanced International Index Fund

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  No performance information is available for the Service Shares since that class had not been in operation for a full calendar year as of December 31, 2010. The performance for the Service Shares would differ only to the extent that the Service Shares have different expenses than the Institutional Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Institutional Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 19.32%  3rd Quarter 2010
 Worst Quarterly Returns: -15.36%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010)

	1 Year	Since Inception (12/9/2009)
Institutional Shares	9.24%	9.03%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	8.70%

Genworth Enhanced International Index Fund

Management

Investment Advisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.

Portfolio Managers
Timothy B. Knepp, CFA, and Edward Wright, CFA, serve as portfolio managers for the Fund.  Mr. Knepp is Chief Investment Officer of the Advisor and has served as portfolio manager to the Fund since inception.  Mr. Wright, has served as Director of Portfolio Management of the Advisor since July 2010, and has served as portfolio manager to the Fund since 2011.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth 40/60 Index Allocation Fund

Genworth 40/60 Index Allocation Fund

Investment Objective
Genworth 40/60 Index Allocation Fund (the “Fund”) seeks long-term capital appreciation and current income, with a greater emphasis on income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.26%	1.01%
Administrative Service Fees	0.25%	None
All Other Expenses	1.01%	1.01%
Acquired Fund Fees and Expenses1	0.17%	0.17%
Total Annual Fund Operating Expenses	1.78%	1.28%
Amount of Fee Waiver and/or Expense Assumption2	(0.89)%	(0.89)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	0.89%	0.39%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Genworth 40/60 Index Allocation Fund

	1 Year	3 Years	5 Years	10 Years
Service Shares	$91	$473	$881	$2,021
Institutional Shares	$40	$318	$617	$1,467

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.64% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchanged-traded funds (“Underlying Funds”) that invest primarily in fixed income securities (the “Fixed Income Allocation”) and approximately 40% of its total assets in Underlying Funds that invest primarily in equity securities (the “Equity Allocation”).

Genworth Financial Wealth Management, Inc. (the “Advisor”) will generally invest the Fund’s assets in a portfolio of Underlying Funds (including exchange-traded funds or “ETFs”) that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of each Underlying Fund’s benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital U.S. Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500® Index or the Russell 2000® Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

Genworth 40/60 Index Allocation Fund

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund’s assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve the Fund’s investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	15% - 25%
U.S. Mid Capitalization	0% - 10%
U.S. Small Capitalization	0% - 10%
International Mid/Large Capitalization	0% - 10%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Genworth 40/60 Index Allocation Fund

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Genworth 40/60 Index Allocation Fund

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

Genworth 40/60 Index Allocation Fund

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarterly Returns: 6.10%  3rd Quarter 2010
Worst Quarterly Returns: -2.65%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010)

	1 Year	Since Inception (12/9/2009)
Service Shares	9.79%	9.76%
40/60 Blended Index (40% S&P 500® Index / 60% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	10.41%	9.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%

Management

Investment Advisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.

Portfolio Managers
Timothy B. Knepp, CFA, and Edward Wright, CFA, serve as portfolio managers for the Fund.  Mr. Knepp is Chief Investment Officer of the Advisor and has served as portfolio manager to the Fund since inception.  Mr. Wright, has served as Director of Portfolio Management of the Advisor since July 2010, and has served as portfolio manager to the Fund since 2011.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Genworth 40/60 Index Allocation Fund

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth 60/40 Index Allocation Fund

Genworth 60/40 Index Allocation Fund

Investment Objective
Genworth 60/40 Index Allocation Fund (the “Fund”) seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.26%	1.01%
Administrative Service Fees	0.25%	None
All Other Expenses	1.01%	1.01%
Acquired Fund Fees and Expenses1	0.18%	0.18%
Total Annual Fund Operating Expenses	1.79%	1.29%
Amount of Fee Waiver and/or Expense Assumption2	(0.88)%	(0.88)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	0.91%	0.41%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.18% of average daily net assets of the Fund.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth 60/40 Index Allocation Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$93	$478	$887	$2,033
Institutional Shares	$42	$322	$623	$1,479

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.22% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchange-traded funds (“Underlying Funds”) that invest primarily in equity securities (the “Equity Allocation”) and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the “Fixed Income Allocation”).

Genworth Financial Wealth Management, Inc. (the “Advisor”) will generally invest the Fund’s assets in a portfolio of Underlying Funds (including exchange-traded funds or “ETFs”) that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of each Underlying Fund’s benchmark index.

The Fixed Income Allocation will generally be invested in Underlying Funds that attempt to replicate the performance of certain broad fixed income market indexes that hold U.S. traded investment grade fixed income securities, such as the Barclays Capital U.S. Aggregate Bond Index or more narrow fixed income markets indexes, such as the U.S. Treasury Index.  Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of investment grade U.S. fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  Within the Fixed Income Allocation, the Advisor selects the Underlying Funds and the percentage allocation to be invested in specific Underlying Funds.  The Advisor may from time to time change the allocation of specific Underlying Funds or rebalance the Fixed Income Allocation.

The Equity Allocation will generally be invested in Underlying Funds that attempt to replicate the investment performance of certain equity market indexes, such as the S&P 500® Index or the Russell 2000® Index.  Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and growth stocks or value stocks.

Genworth 60/40 Index Allocation Fund

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes and then the Advisor selects a target allocation within each equity asset sub-class, the selection of which determines the percentage of the Fund’s assets that will be allocated to each such Underlying Fund.  The Advisor reviews the target allocations among both asset sub-classes and Underlying Funds on a routine basis.  The Advisor may make changes to the allocation ranges from time to time as appropriate in order to achieve the Fund’s investment objective.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Genworth 60/40 Index Allocation Fund

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Genworth 60/40 Index Allocation Fund

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

Genworth 60/40 Index Allocation Fund

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarterly Returns: 8.13%  3rd Quarter 2010
Worst Quarterly Returns: -5.70%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010)

	1 Year	Since Inception (12/9/2009)
Service Shares	11.69%	11.99%
60/40 Blended Index (60% S&P 500® Index / 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	12.13%	12.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%

Management

Investment Advisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.

Portfolio Managers
Timothy B. Knepp, CFA, and Edward Wright, CFA, serve as portfolio managers for the Fund.  Mr. Knepp is Chief Investment Officer of the Advisor and has served as portfolio manager to the Fund since inception.  Mr. Wright, has served as Director of Portfolio Management of the Advisor since July 2010, and has served as portfolio manager to the Fund since 2011.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Genworth 60/40 Index Allocation Fund

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Moderate Allocation Fund

Genworth Moderate Allocation Fund

Investment Objective
Genworth Moderate Allocation Fund (the “Fund”) seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.27%	1.02%
Administrative Service Fees	0.25%	None
All Other Expenses	1.02%	1.02%
Acquired Fund Fees and Expenses1	0.50%	0.50%
Total Annual Fund Operating Expenses	2.07%	1.57%
Amount of Fee Waiver and/or Expense Assumption2	(0.93)%	(0.93)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.14%	0.64%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.14% of average daily net assets of the Fund.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Genworth Moderate Allocation Fund

	1 Year	3 Years	5 Years	10 Years
Service Shares	$116	$559	$1,028	$2,326
Institutional Shares	$65	$404	$767	$1,788

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.88% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 60% of its total assets in other investment companies and exchange-traded funds (“Underlying Funds”) that invest primarily in equity securities (the “Equity Allocation”) and approximately 40% of its total assets in Underlying Funds that invest primarily in fixed income securities (the “Fixed Income Allocation”).  Genworth Financial Wealth Management, Inc. (the “Advisor”) determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds’ investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth, or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

Genworth Moderate Allocation Fund

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  The current allocation ranges established by the Advisor are:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	25% - 35%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund’s total assets may be invested in cash or cash equivalents.

The foregoing Underlying Funds may change from time to time in the Advisor’s discretion.  The Fund will not necessarily invest in every Underlying Fund at one time.  The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund’s total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Genworth Moderate Allocation Fund

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Genworth Moderate Allocation Fund

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Genworth Moderate Allocation Fund

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 8.75%  3rd Quarter 2010
 Worst Quarterly Returns: -6.14%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010)

	1 Year	Since Inception (12/9/2009)
Service Shares	12.25%	13.47%
60/40 Blended Index (60% S&P 500® Index / 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	12.13%	12.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%

Genworth Moderate Allocation Fund

Management

Investment Advisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.

Portfolio Managers
Timothy B. Knepp, CFA, and Edward Wright, CFA, serve as portfolio managers for the Fund.  Mr. Knepp is Chief Investment Officer of the Advisor and has served as portfolio manager to the Fund since inception.  Mr. Wright, has served as Director of Portfolio Management of the Advisor since July 2010, and has served as portfolio manager to the Fund since 2011.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Genworth Growth Allocation Fund

Genworth Growth Allocation Fund

Investment Objective
Genworth Growth Allocation Fund (the “Fund”) seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.31%	1.06%
Administrative Service Fees	0.25%	None
All Other Expenses	1.06%	1.06%
Acquired Fund Fees and Expenses1	0.51%	0.51%
Total Annual Fund Operating Expenses	2.12%	1.62%
Amount of Fee Waiver and/or Expense Assumption2	(0.99)%	(0.99)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.13%	0.63%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.12% of average daily net assets of the Fund.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

Genworth Growth Allocation Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$115	$568	$1,048	$2,373
Institutional Shares	$64	$414	$788	$1,838

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.65% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds and under normal circumstances invests approximately 70% of its total assets in other investment companies and exchange-traded funds (“Underlying Funds”) that invest primarily in equity securities (the “Equity Allocation”) and approximately 30% of its total assets in Underlying Funds that invest primarily in fixed income securities (the “Fixed Income Allocation”).  Genworth Financial Wealth Management, Inc. (the “Advisor”) determines the percentage allocations between asset classes, and selects the Underlying Funds within asset classes based on fundamental analysis of current economic and market conditions, and the Underlying Funds’ investment strategies, risks and historical performance.

Some of the Underlying Funds selected by the Advisor will be actively managed, and others will be managed using a passive indexing approach that attempts to replicate the investment performance of a securities index representative of a market, market segment, industry sector, country or geographic region.  The Fund may also invest in Underlying Funds that use an enhanced indexing approach that emphasizes certain segments of the index (e.g., capitalization ranges, growth or value) or performs security selection within the index to seek additional return.

Within the Fixed Income Allocation, the Underlying Funds may invest in a broad range of U.S. traded investment grade fixed income instruments, including government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities.  The Advisor expects to allocate a substantial percentage of the Fixed Income Allocation to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.

Within the Equity Allocation, the Underlying Funds may hold a broad range of equity securities, including small, middle and large market capitalization stocks; domestic and foreign securities (some of which may be located in emerging market countries); and holdings related to a specific sector such as technology.  Each of the Underlying Funds may focus on growth stocks or value stocks or may include investments in derivatives such as options or futures contracts.

Genworth Growth Allocation Fund

For the Equity Allocation, the Advisor establishes allocation ranges for particular equity asset sub-classes.  Listed in the table below are the current allocation ranges established by the Advisor:

Equity Asset Sub-Class	Allocation Range (percentage of total assets)*
U.S. Large Capitalization	30% - 40%
U.S. Mid Capitalization	5% - 15%
U.S. Small Capitalization	5% - 15%
International Mid/Large Capitalization	5% - 15%

*	The Fund reserves the right to change the equity asset sub-class allocation ranges at any time without notice.

The Advisor currently expects to invest a portion of the Equity Allocation in the following affiliated actively managed Underlying Funds:

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund

The Advisor also expects to invest a portion of the Equity Allocation in the following affiliated enhanced index Underlying Funds:

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund

Up to 10% of the Fund’s total assets may be invested in cash or cash equivalents.  The foregoing Underlying Funds may change from time to time in the Advisor’s discretion.  The Fund will not necessarily invest in every Underlying Fund at one time. The Advisor intends to invest primarily in affiliated Underlying Funds; in the event that the Advisor determines that certain investment risk parameters are not satisfied by allocating exclusively to affiliated actively managed Underlying Funds and affiliated enhanced index Underlying Funds, the Advisor may allocate up to 10% of the Fund’s total assets to unaffiliated Underlying Funds (including unaffiliated exchange-traded funds) that utilize a passive index investment approach.

Day-to-day market activity may cause the Fund’s actual allocations to deviate from the stated equity/fixed income allocation, from the allocation ranges for equity sub-classes, or from the Advisor’s desired target allocation within a range or to a particular Underlying Fund.  It is anticipated that deviations from the equity/fixed income allocation will normally not exceed 10%, although the Fund may deviate temporarily from its asset allocation targets for defensive purposes.  The Advisor monitors the Fund’s holdings and manages daily cash flows in a manner designed to maintain desired target allocations.  The Advisor also may, from time to time, rebalance the Fund’s holdings of Underlying Funds to bring the actual allocations back to the desired target allocations applicable at that time.  The Advisor takes a long-term investment approach for the Fund and may not change target allocations in response to short-term market conditions.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Genworth Growth Allocation Fund

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Affiliated Funds Risk - In managing the Funds, the Advisor has authority to select and substitute Underlying Funds and expects to invest primarily in affiliated Underlying Funds.  The Advisor and its affiliates are compensated by the Fund and by the affiliated Underlying Funds for advisory and other services, and the fees payable to the Advisor and its affiliates by, and the overall expenses of, the affiliated Underlying Funds may be higher than the fees and expenses of other Underlying Funds.  Also, other funds with similar investment strategies may perform better or worse than the affiliated Underlying Funds.  As a result, the Advisor may be subject to conflicts of interest in allocating Fund assets among Underlying Funds and will seek to do so in a manner consistent with its fiduciary duty to the Fund and its shareholders.

Genworth Growth Allocation Fund

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk -  These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.  In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans.  This in turn may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Genworth Growth Allocation Fund

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Service Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  No performance information is available for the Institutional Shares since that class had not commenced operations as of December 31, 2010. The performance for the Institutional Shares would differ only to the extent that the Institutional Shares have different expenses than the Service Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Service Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns:  9.98%  3rd Quarter 2010
 Worst Quarterly Returns: -7.59%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010)

	1 Year	Since Inception (12/9/2009)
Service Shares	14.35%	16.22%
70/30 Blended Index (70% S&P 500® Index / 30% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)	12.92%	13.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.14%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.42%

Genworth Growth Allocation Fund

Investment Advisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.

Portfolio Manager
Timothy B. Knepp, CFA, and Edward Wright, CFA, serve as portfolio managers for the Fund.  Mr. Knepp is Chief Investment Officer of the Advisor and has served as portfolio manager to the Fund since inception.  Mr. Wright, has served as Director of Portfolio Management of the Advisor since July 2010, and has served as portfolio manager to the Fund since 2011.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES,
RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Investment Objectives and Policies

Each Fund’s investment objective is non-fundamental and, therefore, may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.

In the case of a Fund that has a policy of investing at least 80% of its net assets in a particular type of investment as of the time of purchase (an “80% Policy”), the Fund’s 80% Policy may be changed without shareholder approval.  No change to a Fund’s 80% Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s 80% Policy, the Fund’s net assets include borrowings for investment purposes, if any.

The investment objectives and policies of a Fund may be similar to the investment objectives and policies of other investment companies managed by a Fund’s subadvisor.  The investment results of a Fund, however, may be higher or lower than the results of such other investment companies.  There can be no assurance that the investment results of a Fund will be comparable to the investment results of any other investment company managed by the Fund’s subadvisor, even if the other investment company has a similar name.

ADDITIONAL INFORMATION ABOUT CERTAIN TYPES OF THE FUNDS’ INVESTMENTS

The following information relates to the types of investments used by the Funds, as identified in the “Principal Investment Strategies of the Fund” section for each Fund.  A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies. More information about non-principal investments and strategies, and the associated risks, is available in the Funds’ Statement of Additional Information (“SAI”).

Asset-Backed Securities - Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  Certain asset-backed securities may also be subject to the risk of prepayment.  In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated.  Prepayment reduces the yield to maturity and the average life of the asset-backed securities.  In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate.  In a period of rising interest rates, prepayments may occur at a slower rate than expected.  As a result, the average maturity of a Fund’s portfolio may increase.  The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

Convertible Securities - Generally debt securities or preferred stocks that may be converted into common stock.  Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks).  A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock.  The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls.  Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Corporate Loans - Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure.  Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks.  As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans.  Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate.  The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest.  If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.  By investing in a corporate loan, a Fund may become a member of the syndicate.

The corporate loans in which a Fund invests are subject to the risk of loss of principal and income.  Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy or insolvency, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Depositary Receipts - Certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.  Depositary receipts may or may not be jointly sponsored by the underlying issuer.  The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives - A derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.  Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested; and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Floating- and Variable-Rate Securities - A Fund may invest in securities that do not have fixed interest rates.  Instead, the rates change over time.  Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate.  Variable-rate securities have interest rates that change at preset times based on a specific measure.  Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income.  Like other fixed income securities, floating- and variable-rate securities are subject to interest rate risk.  A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

High Yield Bonds And Other Lower-Rated Securities - Investment in high yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss.  These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments.  The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.  Therefore, Funds that invest in high yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due; and
•	negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Mortgage-Backed Securities - These fixed income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Municipal Securities – Municipal securities in which a Fund may invest are subject to the risk that the issuers of the municipal securities, or any entity providing a credit enhancement, continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

Preferred Stock - A class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.  Preferred stock may be convertible into common stock.

Real Estate Investment Trusts (REITs) - Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities.  Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general.  These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

Repurchase Agreements - Each Fund may make a short-term loan to a qualified bank or broker-dealer.  The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest.  There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Supranational Securities - Supranational securities are obligations of supranational agencies like the World Bank and International Monetary Fund. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the World Bank, have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities.

U.S. Government Securities and U.S. Government Agency Securities - A Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government.  Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.  However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA” or “Fannie Mae”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”); and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government.  GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government.  While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government.  However, on September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.  Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so.  Moreover, although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

Warrants - Equity securities that give the holder the right to buy common stock at a specified price for a specified period of time.  Warrants are considered speculative and have no value if they are not exercised before their expiration date.

When-Issued Securities and Delayed-Delivery Transactions - When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Asset Allocation for Fund of Funds

Each Fund that operates as a fund of funds invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of domestic and/or international securities.  Furthermore, each Fund that operates as a fund of funds uses asset allocation strategies to determine how much to invest in the Underlying Funds.  Periodically, the Advisor will review the allocations for each Fund in each Underlying Fund.  A Fund’s target allocation and the approved Underlying Funds may change from time to time in the sole and absolute discretion of the Advisor and without notice to Fund shareholders, as long as the allocation maintains, under normal circumstances, a prescribed mix of exposure based on the Fund’s principal investment strategies.  In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of a Fund.  To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or by applying future investments and redemptions by the Fund in proportions necessary to rebalance the investments in the Underlying Funds.

Limitations on Investments in Underlying Funds

Ordinarily, the Investment Company Act of 1940 (the “1940 Act”) prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, the Trust intends to rely on provisions of the 1940 Act that permit a fund to operate as a fund of funds that invests in underlying affiliated mutual funds, along with certain other investments.  To the extent that the percentage limitations would continue to apply to a Fund’s investment in unaffiliated Underlying Funds, certain funds (including ETFs) have obtained exemptive orders from the Securities and Exchange Commission (“SEC”) permitting other investment companies, such as the Funds, to acquire their securities in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds intends to rely on such exemptive orders from time to time.

Lending Portfolio Securities

To generate additional income or offset expenses, each Fund may lend its portfolio securities to financial institutions that are believed to be creditworthy.  Loaned securities will be secured by collateral in cash, short-term debt obligations, government obligations or bank guarantees.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.  The aggregate market value of securities lent by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities.  There may be risks of delay in receiving additional collateral, delay in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.  However, loans will be made only to borrowers deemed to be of good standing and when, in the Advisor’s opinion, the income to be earned from the loan justifies the attendant risks.  While any voting rights on the loaned securities may pass to the borrower, the Trust is able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in high quality, short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  A Fund may experience losses as a result of a diminution in the value of its cash collateral investments.

Liquidity of Investments

Adverse market developments or unfavorable investor perceptions may cause the securities held by a Fund to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and on unfavorable conditions causing a loss to the Fund.

Temporary Investments

Each Fund generally will be substantially fully invested in accordance with its investment objective and policies.  However, to maintain liquidity and satisfy redemption requests, pending investment of cash balances, or if a Fund’s Advisor or subadvisor, as applicable, believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash, cash equivalents, money market instruments or similar investments, and shares of other investment companies to the extent permitted by applicable law.  The use of temporary investments may prevent a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Portfolio Turnover

Each Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Funds’ performance, and may increase share price volatility.

ADDITIONAL INFORMATION ABOUT RISKS

All mutual funds involve risk, and there is always the chance that you could lose money or not earn as much as you hope.  The following information expands on the principal risks of investing in the Funds discussed in the “Principal Risks of Investing in the Fund” section for each Fund.

Borrowing and Leverage Risk - When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.  A Fund takes on leveraging risk when it borrows money to meet redemption requests, invests collateral from securities loans or uses reverse repurchase agreements, dollar rolls, futures, swaps or other derivatives.  A Fund also may be subject to borrowing and leverage risk when it purchases securities on a when-issued, delayed delivery or forward commitment basis.  Leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s holdings.  The use of leverage also may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet asset segregation requirements.

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Credit Risk - A Fund has the risk that the issuer will be unable to pay the interest or principal when due.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.  Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments.

High yield bonds and other lower-rated securities are generally more exposed to credit risk than investment grade securities.  Securities rated below Baa/BBB, commonly referred to as junk bonds or high yield securities, have speculative characteristics.  Accordingly, there is a greater possibility that the issuers of these securities may be unable to make timely payments of interest and principal and thus default.  These securities typically entail greater price volatility and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  These securities may be less liquid than higher-rated securities, which means a Fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.  When a Fund buys lower-rated debt, the achievement of its goals depends more on its subadvisors’ credit analysis than would be the case if the Fund was buying investment grade debt.  Unrated securities of comparable quality share these risks.

Currency Risk - Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar.  Changes in foreign currency exchange rates affect the value of a Fund’s portfolio.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Derivatives Risk - Certain Funds may engage in a variety of transactions using derivatives, such as futures, options, warrants and swaps.  Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies.  Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives).  A Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns.  Although certain subadvisors have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund.  The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Fund will depend on its subadvisor’s ability to analyze and manage derivatives transactions.  The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.  Some derivatives are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Other risks arise from the potential inability to terminate or sell derivatives positions.  A liquid secondary market may not always exist for a Fund’s derivatives positions.  In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument.  Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.  Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another.  For example, if a Fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to the non-U.S. currency and related interest rates.

If a Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security.  In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred.  If no default occurred, the Fund would keep the stream of payments and would have no payment obligations.  As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Emerging Markets Risk - The risks that apply to foreign investments are usually much greater for investments in emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier because they develop unevenly or may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets.  Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  Many emerging markets also have histories of political instability and abrupt changes in policies.  Certain emerging markets may also face other significant internal or external risks, including the risk of war and ethnic, religious and racial conflicts.

Foreign Government Debt Securities Risk - A government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or a failure to put into place economic reforms required by the International Monetary Fund.  If a government entity defaults, it generally will ask for more time to pay or request further loans.  There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

Foreign Custody Risk - A Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories.  Some foreign banks and securities depositories may be recently organized or new to the foreign custody business.  In addition, there may be limited or no regulatory oversight over their operations.  Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.  In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States.  The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign Securities Risk - Certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards; and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.  To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Inflation Risk - The risk that prices of existing fixed rate debt securities will decline due to inflation or the threat of inflation.  Inflation reduces the purchasing power of any income produced by these securities.  Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

Interest Rate Risk - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase.  Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.  To the extent a Fund invests a substantial portion of its assets in fixed income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Certain securities pay interest at variable or floating rates.  Variable-rate securities reset at specified intervals, while floating-rate securities reset whenever there is a change in a specified index rate.  In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security.  However, some securities do not track the underlying index directly but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates.  The market prices of these securities may fluctuate significantly when interest rates change.

Market Risk - A Fund could lose value if the individual securities in which it has invested and/or the overall stock or bond markets on which the securities trade decline in price.  Securities markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth.  Individual securities are affected by many factors, including:

•	corporate earnings;
•	changes in interest rates;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Securities markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other securities markets around the world.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

Repayment Risk - A country may be unable to pay its external debt obligations as they are due.  Repayment risk factors may include but are not limited to high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable exchange rate structure.

Selection Risk - Each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark, or other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - A Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse developments occur, due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value.  Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

U.S. Government Agency Securities Risk - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although many types of U.S. Government Securities may be purchased by the Fund, such as those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings at www.Genworth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by calling (800) 352-9910.

FUND MANAGEMENT

THE ADVISOR

Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California  94523.  GFWM is a wholly owned, indirect subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company.  Genworth is a leading financial company with strong and expanding global operations.  Headquartered in Richmond, Virginia, Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.  As of December 31, 2010, GFWM advised or administered in excess of $19.2 billion in assets.

The Advisor has entered into an Investment Advisory Agreement with the Trust, pursuant to which the Advisor manages the investment of each Fund’s assets and supervises the daily business affairs of each Fund.  The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s investment portfolio and, subject to review and approval by the Board, sets the Funds’ overall investment strategies and, where applicable, (i) evaluates, selects and recommends subadvisors to manage all or part of the Funds’ assets; (ii) monitors and evaluates the performance of subadvisors, including the subadvisors’ compliance with the investment objectives, policies and restrictions of the Funds; and (iii) implements procedures to ensure that the subadvisors comply with the Funds’ investment objectives, policies and restrictions.

Genworth Calamos Growth Fund, Genworth PYRAMIS® Small/Mid Cap Core Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, and Genworth Goldman Sachs Enhanced Core Bond Index Fund each employs a “manager-of-managers” structure, which permits the Advisor to hire, replace or terminate the unaffiliated subadvisors for a Fund, subject to Board approval but not subject to shareholder approval.  See the section of this prospectus entitled “Manager-of-Managers Structure” for more detailed information.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and sub-advisory agreement, where applicable, for each of the Genworth Calamos Growth Fund, Genworth PYRAMIS® Small/Mid Cap Core Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund, and Genworth Growth Allocation Fund is available in the Funds’ annual report to shareholders for the period ending December 31, 2010.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and sub-advisory agreement for the Genworth Goldman Sachs Enhanced Core Bond Index Fund is available in the Funds’ annual report to shareholders for the period ending December 31, 2009.

The Funds pay advisory fees to the Advisor for managing the Funds’ investments.  These fees are calculated as an annual percentage of each Fund’s average daily net assets.  The following represents the advisory fees payable by the Funds under the Investment Advisory Agreement:

Fund	Investment Advisory Fee

Genworth Calamos Growth Fund	0.75%
Genworth PYRAMIS® Small/Mid Cap Core Fund	0.60%
Genworth Davis NY Venture Fund	0.50%
Genworth Eaton Vance Large Cap Value Fund	0.50%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.45%
Genworth PIMCO StocksPLUS Fund	0.35%
Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.30%
Genworth Enhanced Small Cap Index Fund	0.075%
Genworth Enhanced International Index Fund	0.075%
Genworth 40/60 Index Allocation Fund	0.10%
Genworth 60/40 Index Allocation Fund	0.10%
Genworth Moderate Allocation Fund	0.05%
Genworth Growth Allocation Fund	0.05%

The Trust and the Advisor have also entered into Expense Limitation Agreements, under which the Advisor has agreed to waive all or a portion of its fees and/or to assume as its own expense certain Fund expenses to the extent necessary so that the Total Annual Operating Expenses of the shares of applicable Funds (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the levels indicated in the section of this prospectus entitled “Fees and Expenses” for such Funds.

Pursuant to the Expense Limitation Agreements, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor assumes for a period of three years following such fee waivers and expense assumptions, to the extent that such reimbursement of the Advisor by such Fund will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were assumed and at the time that the Advisor is reimbursed.  The Expense Limitation Agreements will remain in effect through May 1, 2012, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The Advisor also serves as investment advisor to funds of funds and to certain of the variable contract account holders that invest in the Funds.  As investment advisor to these funds of funds and certain of the variable contract account holders, the Advisor may, from time to time, make investment allocation decisions that increase or decrease Fund asset levels, or that may generate trading transaction costs that are paid for by the Funds and their shareholders.

THE SUBADVISORS

The Advisor, on behalf of the applicable Funds, has entered into subadvisory agreements (the “Subadvisory Agreements”) with the subadvisors pursuant to which the subadvisors are responsible for the day-to-day management of their respective Fund’s portfolio.  Each subadvisor is compensated by the Advisor out of the investment advisory fees that the Advisor receives from the applicable Fund.  Information regarding each subadvisor and portfolio manager is set forth below.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

Calamos Advisors LLC

Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, is the subadvisor for the Genworth Calamos Growth Fund.  As of January 31, 2011, Calamos had approximately $36.3 billion under management.

Calamos Advisors employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the ‘‘Co-CIOs’’) and comprised generally of the Co-CIOs, directors, co-heads of research and investments, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors, co-heads of research and investments and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs, co-heads of research and investments and senior strategy analysts, each make trading decisions guided by the Fund’s investment objective and strategy.

While day-to-day management of the Fund is a team effort, the Co-CIOs, along with the co-heads of research and investments and senior strategy analysts, have joint primary and supervisory responsibility for the Fund and work with all team members in developing and executing the Fund’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos, generally focus on its risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO and President of Investments of Calamos, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings.  As Co-CIOs, Messrs, John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the co-heads of research and investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick P. Calamos, along with Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation.  John Calamos, Jr., John Hillenbrand, Steve Klouda, Chris Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been President of Investments and Co-CIO of Calamos and its predecessor company. Jeff Scudieri joined Calamos in 1997 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since July 2002. John P. Calamos, Jr., Executive Vice President of Calamos, joined the Calamos in 1985 and has held various senior investment positions since that time. John Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Chris Hartman joined Calamos in 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined Calamos in 2003 and has been a senior strategy analyst since February 2007.  Each member of this team has served as a portfolio manager to the Fund since its inception.

Pyramis Global Advisors, LLC

On November 19, 2010, Pyramis Global Advisors, LLC (“Pyramis”) replaced Columbia Management Investment Advisers, LLC as the subadvisor for the Genworth PYRAMIS® Small/Mid Cap Core Fund (formerly, the Genworth Columbia Mid Cap Value Fund).

Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of December 31, 2010, Pyramis had approximately $37.7 billion in assets under management.

John Power is the team leader of a team of seven sector managers responsible for the day-to-day management of the Fund’s portfolio.  Mr. Power is a Senior Vice President of US Equities at Pyramis.  Mr. Power has been associated with Pyramis since 2005, and has over 25 years in the financial services industry.  Prior to joining Pyramis, Mr. Powers served for five years as a principal and member of the Investment Strategy Committee at Oechsle International Advisors. Mr. Power has served as portfolio manager to the Fund since 2010.

Pyramis is a registered service mark of FMR LLC. Used under license.

Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, is the subadvisor for the Genworth Davis NY Venture Fund.  As of February 28, 2011, Davis had approximately $72.5 billion under management.

Christopher C. Davis and Kenneth Charles Feinberg are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Davis is the Chairman of Davis and has been a portfolio manager with Davis since 1989.  Mr. Feinberg has served as a portfolio manager with Davis since 1994. Messrs. Davis and Feinberg have served as portfolio managers to the Fund since its inception.

Eaton Vance Management

Eaton Vance Management (“Eaton Vance”), Two International Place, Boston, Massachusetts 02110, is the subadvisor for the Genworth Eaton Vance Large Cap Value Fund.  Eaton Vance is a wholly owned subsidiary of Eaton Vance Corp.  As of December 31, 2010, Eaton Vance and its affiliates managed over $185 billion on behalf of mutual funds, institutional clients and individuals.

A team of portfolio managers led by Michael Mach, CFA, is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Mach is a Vice President of Eaton Vance and has been a portfolio manager at Eaton Vance for more than five years.  The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski. Mr. Beaudry has been managing other Eaton Vance portfolios since July 2006. Prior to joining Eaton Vance in July 2006, he was Senior Vice President and Senior Portfolio Manager at AllianceBernstein Investment Research and Management Company (May 2000 - June 2006). He is a Vice President of Eaton Vance. Mr. Crowley has been managing other Eaton Vance portfolios for more than five years and is a Vice President of Eaton Vance. Mr. Kaszynski, a Vice President of Eaton Vance, has been managing other Eaton Vance portfolios since September 2008. Prior to joining Eaton Vance in 2008, he was Managing Director and Head of U.S. Equities for Credit Suisse Asset Management, as well as the lead portfolio manager of a Credit Suisse fund (January 2004 - January 2007). Each member of this team has served as a portfolio manager to the Fund since its inception.

ClearBridge Advisors, LLC

ClearBridge Advisors, LLC (“ClearBridge”) is the subadvisor for the Genworth Legg Mason ClearBridge Aggressive Growth Fund.  ClearBridge, located at 620 Eighth Avenue, New York, New York 10018, provides the day-to-day portfolio management of the Fund.  ClearBridge is a wholly owned subsidiary of Legg Mason, Inc., and as of February 28, 2011 had approximately $59.2 billion under management.

Richard Freeman and Evan Bauman are responsible for the day-to-day management of the Fund’s portfolio. Mr. Freeman, a Senior Portfolio Manager and Managing Director of ClearBridge, has served as a portfolio manager with ClearBridge or its predecessors since 1983. Mr. Freeman has served as a portfolio manager to the Fund since its inception. Mr. Bauman, a Managing Director of ClearBridge, has served as a portfolio manager with ClearBridge or its predecessors since 1996. Mr. Bauman has served as a portfolio manager to the Fund since May 2009.

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC, (“PIMCO”), 840 Newport Center Drive, Newport Beach, California  92660, is the subadvisor for the Genworth PIMCO StocksPLUS Fund.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America, L.P. (“AGI LP”).  Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.  As of December 31, 2010, PIMCO had approximately $1.24 trillion under management.

Marc P. Seidner, CFA, a Managing Director and Generalist Portfolio Manager at PIMCO, is responsible for the day-to-day management of the Fund’s portfolio.  Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company from 2006 to 2009.  Mr. Seidner previously held a portfolio management role at Standish Mellon Asset Management from 1995 to 2006. He has 22 years of investment experience and holds an undergraduate degree in economics from Boston College.  Mr. Seidner has served as a portfolio manager to the Fund since 2010.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”) is located at 200 West Street, New York, New York 10282.  GSAM is an affiliate of Goldman, Sachs & Co.  As of December 31, 2010, GSAM had approximately $ 717.1 billion under management.

Jonathan Beinner, Managing Director, and Michael Swell, Managing Director, are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Beinner joined GSAM in 1990 and became a Portfolio Manager in 1992. He became Co-Head of Global Fixed Income in 2002. Mr. Swell is the Co-Head of Global Lead Portfolio Management and a member of the Fixed Income Strategy Group. Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division.  Messrs. Beinner and Swell have served as portfolio managers to the Fund since December 7, 2009.

PORTFOLIO MANAGERS

Timothy B. Knepp and Edward Wright of the Advisor serve as portfolio managers for the following Funds: Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund.  Mr. Knepp has served as portfolio manager to the Funds since inception, while Mr. Wright has served as portfolio manager to the Funds since 2011.

Timothy B. Knepp, CFA, is Chief Investment Officer of the Advisor, and leads a team of investment analysts.  Previously, Mr. Knepp served in several roles at Genworth Financial Asset Management (which was consolidated with the Advisor in 2009):  he served as Chief Investment Officer from January 2008 to July 2008; an independent consultant from January 2007 to December 2007; and Vice President, Director of Manager Research & Due Diligence from 2003 to 2006.  Mr. Knepp was a Principal of the Palm Group, an investment firm, from 1994 to 2002.  Mr. Knepp received a Bachelor’s Degree in Finance in 1981 from the University of Maryland, College Park.  He also earned his Chartered Financial Analyst designation in 1986.

Edward Wright, CFA, is the Director of Portfolio Management of the Advisor, a position he has held since July 2010.  Previously, Mr. Wright was Managing Director and Chief Strategist at Endeavour Capital Advisors from 2008 to 2009, and prior to that served as portfolio manager of Multi-Strategy Portfolios for Oppenheimer Funds’ Tremont Capital Unit from 2002 to 2008.  Mr. Wright is a graduate of England’s Britannia Royal Naval College (class valedictorian), and also holds a Bachelor’s Degree in Finance from the University of North Florida, and an MBA from Rollins College.  Mr. Wright also holds the Chartered Alternative Investment Analyst (CAIA), Professional Risk Manager (PRM), Financial Risk Manager (FRM) and the Chartered Financial Analyst (CFA) designations.

The Funds’ SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds.

INVESTING IN THE FUNDS

VALUATION OF FUND SHARES

Shares of a Fund are sold at the net asset value (“NAV”) per share, which is determined by each Fund generally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4 p.m. Eastern time) on each day that the Fund is open for business.  Shares of the Funds will not be priced on the days on which the NYSE is closed for trading.  Purchase and redemption requests are priced at the next NAV for a class calculated after receipt of such request.  The NAV per share for any class of shares is determined by dividing the value of a Fund’s securities, cash and other assets attributable to the share class, minus all expenses and liabilities attributable to the share class, by the number of outstanding shares of the class (assets of the class - liabilities of the class / # of shares of the class = NAV per share of the class).  The NAV of each Fund that invests primarily in other investment companies is based upon the NAVs of the investment companies in which they are invested. The NAV takes into account the expenses and fees of each class of a Fund, including, as applicable, management and administration fees, which are accrued daily. Since different expenses and fees are charged to the Institutional Shares and Service Shares of a Fund, the NAV of the two classes of a Fund may vary.

Each Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  The Funds’ investments in other registered mutual funds are based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Trading in Foreign Securities

The securities markets on which the foreign securities owned by a Fund are traded may be open on days that the Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV.

If events materially affecting the values of a Fund’s foreign investments (in the opinion of the Advisor and the appropriate subadvisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the subadvisor to be unreliable, these investments will be valued at their fair value in accordance with the Trust’s fair valuation procedures.  The Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES

Shares of the Funds are not sold directly to the public.  The Funds offer their Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of a Fund in accordance with account allocation instructions received from owners of the variable contracts.  A Fund then uses the proceeds to buy securities for its portfolio.  The Institutional Shares are offered to certain qualified plans or other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or plan sponsor to determine if a particular Fund is available under your variable contract or qualified plan.  This prospectus should be read in conjunction with the prospectus of your specific variable contract or the governing documents of your qualified plan, as applicable.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING FUND SHARES

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of Fund shares will be the next NAV determined after a Fund receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and qualified plan participants should contact their insurance company or qualified plan provider, as applicable, directly for details concerning these transactions.

MARKET TIMING POLICY

Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Trust’s Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  These policies and procedures, however, do not apply to allocation and reallocation transactions of the funds of funds of the Trust.

Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds.

With respect to the variable contracts that offer the Funds as investment options, the insurance company that issues the variable contract monitors redemption and repurchase activity, and as a general matter, limits the number and frequency of trades as set forth in the separate account prospectus.

DISTRIBUTION OF FUND SHARES

Distributor

Capital Brokerage Corporation (“CBC” or the “Distributor”) is the Funds’ Distributor pursuant to a Distribution Agreement.  CBC offers the Funds’ shares on a continuous basis.  CBC is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.  CBC is a wholly owned subsidiary of Genworth Financial, Inc., a publicly held insurance holding company.

Distribution Plan and Administrative Services Agreement

In addition to expenses that may be imposed by variable contracts, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Service Shares of each Fund pay annual fees of 0.25% of the average daily net assets of the class to CBC, as the Fund’s principal underwriter, or to insurance companies that issue variable contracts that invest in the Fund, for distribution and shareholder servicing activities.  In addition, the Trust, on behalf of the Service Shares, has entered into an Amended and Restated Administrative Services Agreement, under which the Service Shares of each Fund pay annual fees of 0.25% of the average daily net assets of the class to Genworth Life and Annuity Insurance Company ("GLAIC") and Genworth Life Insurance Company of New York (“GLICNY”) for administrative support services to Service Shares of such Fund, including but not limited to maintaining accounts and records, providing transaction support, providing telephone support with respect to contract owner inquiries about the Funds, delivering current prospectuses, reports, proxies and other informational materials to contract owners and providing other administrative support to the Funds as mutually agreed to by GLAIC, GLICNY and the Trust.

As the distribution fees are paid out of the assets attributable to Service Shares of a Fund on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Advisor may also pay amounts to certain affiliated or unaffiliated insurance companies or other intermediaries from its own resources.  These payments may be intended to compensate the insurance company or intermediary for distribution or administrative services.

DISTRIBUTIONS AND TAXES

Qualification of Funds as Regulated Investment Companies.  Each Fund intends to qualify, and will elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code.  As a RIC, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders in each taxable year, provided that, among other things, the Fund (i) distributes to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for such taxable year (“Distribution Requirement”), (ii) derives at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies and certain other permitted sources for such taxable year (“Income Requirement”), and (iii) satisfies a quarterly asset diversification test (“Diversification Requirement”).  Separately, each Fund also intends to satisfy the diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles.

Dividends and Distributions.  Each Fund expects to declare and distribute substantially all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually.  The Funds automatically reinvest all dividends and any capital gains.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Tax Status of Payments to Variable Contract Owners and Qualified Plan Participants.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on income or gains unless the income or gain is distributed.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  For more information on taxes, please refer to the accompanying prospectus of the variable contract or the governing documents of the qualified plan.

Possible Tax Reclassification of Funds. The Advisor may recommend to the Board of Trustees from time to time that one or more Funds change their tax classification in order to be taxed as partnerships or disregarded entities rather than as RICs for federal income tax purposes.  There may be positive and negative consequences for a Fund that chooses to be taxed as a partnership or as a disregarded entity aside from certain consequences to the insurance companies whose separate accounts invest in the Fund.  Such a Fund would not have to comply with the qualification and other requirements applicable to RICs, including the Distribution, Income and Diversification Requirements described above.  As a result, it is expected that such a Fund would have greater flexibility in purchasing a wider variety of investment assets as well as reduce its accounting and administrative costs related to continued qualification of the Fund as a RIC.  These benefits may, however, be offset by negative consequences in certain circumstances.  For example, the Fund may incur increased expenses associated with partnership accounting.  If the Fund invests extensively in foreign securities, it may (depending upon the provisions of tax treaties with particular foreign countries) be subject to less favorable treatment than a RIC with respect to the availability of reduced foreign withholding tax rates.  Accordingly, the determination whether there would be a net benefit to a Fund from its classification for federal income tax purposes as a partnership or disregarded entity will be made on a Fund by Fund basis, and the reclassification of any Fund as a partnership or disregarded entity will require a determination by the Board of Trustees that such reclassification is in the best interests of the Fund, its shareholders and contract owners.

A Fund taxed as a partnership or disregarded entity is not subject to income tax, and any income, gains, losses, deductions and credits of the Fund would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the Fund and retain the same character for federal income tax purposes.  As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a Fund is treated as a partnership or disregarded entity.  A Fund taxed as a partnership or disregarded entity would continue to satisfy the diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles.  It is expected that a variable contract owner would not be affected by a Fund electing to be taxed as a partnership or disregarded entity versus a RIC.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended to be used as tax advice. Variable contract owners and qualified plan participants should consult their own tax professional about their tax situation.

OTHER INFORMATION

MANAGER-OF-MANAGERS STRUCTURE

The Advisor and the Trust rely on an exemptive order (the “Order”) from the SEC for a manager-of-managers structure that allows the Advisor to hire, replace or terminate a subadvisor (excluding hiring a subadvisor which is an affiliate of the Advisor) without the approval of shareholders.  The Order also allows the Advisor to revise a subadvisory agreement with an unaffiliated subadvisor with the approval of the Board of Trustees but without shareholder approval.  If a new unaffiliated subadvisor is hired for a Fund, the Fund will provide shareholders with information about the new subadvisor within 90 days of the change.  The Order allows the Funds greater flexibility, enabling them to operate more efficiently.  Although the Advisor monitors each subadvisor’s performance, there is no certainty that any subadvisor or Fund will obtain favorable results at any given time.

The Advisor performs the following oversight and evaluation services to each subadvised Fund:

•	initial due diligence on prospective Fund subadvisors;
•	monitoring subadvisor performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisors;
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadvisor’s contract; and
•	compliance oversight of Fund subadvisors.

EXCLUSION FROM REGISTRATION AND REGULATION UNDER COMMODITIES LAW

The Funds are operated by an entity that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and therefore, that is not subject to registration or regulation as a commodity pool operator.

INDEX DESCRIPTIONS

40/60 Blended Index

The 40/60 Blended Index is an index which blends 40% S&P 500® and 60% Barclays Capital U.S. Aggregate Bond indices.  It is not possible to invest directly in an index.

60/40 Blended Index

The 60/40 Blended Index is an index which blends 60% S&P 500® and 40% Barclays Capital U.S. Aggregate Bond indices.  It is not possible to invest directly in an index.

70/30 Blended Index

The 70/30 Blended Index is an index which blends 70% S&P 500® and 30% Barclays Capital U.S. Aggregate Bond indices.  It is not possible to invest directly in an index.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable rate mortgage passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities sectors.  It is not possible to invest directly in an index.

MSCI EAFE Index

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets; the MSCI EAFE Index currently consists of 22 developed market country indices.  As of February 28, 2011, the float adjusted market capitalization range of the companies with the MSCI EAFE Index was between $1.2 billion and $224 billion.  It is not possible to invest directly in an index.

Russell 1000® Index

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.  It is not possible to invest directly in an index.

Russell 1000® Value Index

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  As of February 28, 2011, the market capitalization range of the companies within the Russell 1000 Value Index ranged from $204 million to $431 billion.  It is not possible to invest directly in an index.

Russell 2000® Index

The Russell 2000 Index is a stock market index comprised of approximately 2,000 small capitalization companies.  As of February 28, 2011, the market capitalization range of the companies within the Russell 2000 Index ranged from $5 million to $6.0 billion.  It is not possible to invest directly in an index.

Russell 2500™ Index

The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.  It is not possible to invest directly in an index.

Russell 3000® Growth Index

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  It is not possible to invest directly in an index.

Russell Midcap® Value Index

The Russell Midcap Value Index measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.   It is not possible to invest directly in an index.

S&P 500® Index

The S&P 500® Index is an unmanaged, capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  It is not possible to invest directly in an index.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Total returns reflect Fund level expenses but do not reflect fees and expenses associated with any variable contract that uses the Fund as an investment option for any contract.  If total return reflected variable contract fees and expenses, total return would be reduced.  The information has been derived from financial statements audited by KPMG LLP, whose reports, along with each Fund’s financial statements, are included in the Funds’ annual reports.  Both the Funds’ annual and semi-annual report are available upon request.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS

	Genworth Calamos Growth Fund
	Institutional		Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 20081 Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.74	$9.33	$9.74	$6.48	$10.00
Net investment income (loss)	0.01	0.00	(0.08)	(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments	2.49	0.41	2.52	3.30	(3.51)
Total from investment operations	2.50	0.41	2.44	3.26	(3.52)

Less distributions:
Dividends from net realized gains	(0.07)	—	(0.07)	—	—
Total distributions	(0.07)	—	(0.07)	—	—

Net asset value, end of period	$12.17	$9.74	$12.11	$9.74	$6.48
Total return	25.66%	4.36%2,4	25.03%	50.35%	-35.22%3,4

Supplemental data and ratios:
Net assets, end of period	$3,156,871	$42,876	$29,030,176	$7,811,790	$3,582,157
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	1.33%	2.21%5	1.68%	2.20%	6.25%5
After expense reimbursement and before securities lending credit	0.97%	0.94%5	1.45%	1.47%	1.51%5
After expense reimbursement and securities lending credit	0.90%	0.90%5	1.40%	1.40%	1.40%5
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.33%	-1.22%5	-0.85%	-1.35%	-5.20%5
After expense reimbursement and securities lending credit	0.10%	0.09%5	-0.57%	-0.55%	-0.35%5
Portfolio turnover rate	174.35%	70.42%	174.35%	70.42%	17.96%3,4

Portfolio turnover is calculated for the Fund as a whole.
1	Date of inception.
2	From December 9, 2009 (commencement of operations) through December 31, 2009.
3	From September 4, 2008 (commencement of operations) through December 31, 2008.
4	Not annualized.
5	Annualized.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth PYRAMIS® Small/Mid Cap Core Fund
	Institutional		Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 20081 Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.75	$8.53	$8.84	$6.73	$10.00
Net investment income	0.09	0.05	0.12	0.07	0.04
Net realized and unrealized gains (losses) on investments	2.06	0.32	1.99	2.10	(3.27)
Total from investment operations	2.15	0.37	2.11	2.17	(3.23)

Less distributions:
Dividends from net investment income	(0.19)	(0.15)	(0.09)	(0.06)	(0.04)
Dividends from net realized gains	(0.53)	—	(0.53)	—	—
Total distributions	(0.72)	(0.15)	(0.62)	(0.06)	(0.04)

Net asset value, end of period	$10.18	$8.75	$10.33	$8.84	$6.73
Total return	24.49%	4.35%2,4	23.86%	32.17%	-32.30%3,4

Supplemental data and ratios:
Net assets, end of period	$9,010,697	$38,232	$56,918,336	$34,423,158	$23,818,989
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	1.28%	2.14%5	1.58%	1.50%	2.73%5
After expense reimbursement and before securities lending credit	0.78%	0.77%5	1.28%	1.29%	1.38%5
After expense reimbursement and securities lending credit	0.75%	0.75%5	1.25%	1.25%	1.25%5
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	1.51%	-0.30%5	0.87%	0.73%	1.34%5
After expense reimbursement and securities lending credit	2.04%	1.09%5	1.20%	0.98%	2.82%5
Portfolio turnover rate	198.33%	67.78%	198.33%	67.78%	5.44%3,4

Portfolio turnover is calculated for the Fund as a whole.
1	Date of inception.
2	From December 9, 2009 (commencement of operations) through December 31, 2009.
3	From September 4, 2008 (commencement of operations) through December 31, 2008.
4	Not annualized.
5	Annualized.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth Davis NY Venture Fund
	Institutional		Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 20081 Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.28	$9.06	$9.35	$7.17	$10.00
Net investment income	0.05	0.03	0.04	0.02	0.02
Net realized and unrealized gains (losses) on investments	1.05	0.28	1.02	2.18	(2.83)
Total from investment operations	1.10	0.31	1.06	2.20	(2.81)

Less distributions:
Dividends from net investment income	(0.08)	(0.09)	—*	(0.02)	(0.02)
Total distributions	(0.08)	(0.09)	—	(0.02)	(0.02)

Net asset value, end of period	$10.30	$9.28	$10.41	$9.35	$7.17
Total return	11.86%	3.42%2,4	11.32%	30.77%	-28.15%3,4

Supplemental data and ratios:
Net assets, end of period	$8,105,151	$37,523	$10,827,231	$8,471,723	$3,401,992
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	1.38%	2.07%5	1.84%	2.17%	7.84%5
After expense reimbursement and before securities lending credit	0.66%	0.67%5	1.16%	1.18%	1.25%5
After expense reimbursement and securities lending credit	0.65%	0.65%5	1.15%	1.15%	1.15%5
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	0.36%	-1.53%5	-0.26%	-0.67%	-5.72%5
After expense reimbursement and securities lending credit	1.09%	-0.11%5	0.43%	0.35%	0.97%5
Portfolio turnover rate	13.72%	16.98%	13.72%	16.98%	7.68%3,4

Portfolio turnover is calculated for the Fund as a whole.
1 Date of inception.
2 From December 9, 2009 (commencement of operations) through December 31, 2009.
3 From September 4, 2008 (commencement of operations) through December 31, 2008.
4 Not annualized.
5 Annualized.
* Amount represents less than $0.01 per share.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth Eaton Vance Large Cap Value Fund
	Institutional		Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 20081 Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.73	$8.74	$8.82	$7.68	$10.00
Net investment income	0.06	0.05	0.09	0.10	0.03
Net realized and unrealized gains (losses) on investments	0.80	0.12	0.72	1.14	(2.32)
Total from investment operations	0.86	0.17	0.81	1.24	(2.29)

Less distributions:
Dividends from net investment income	(0.17)	(0.18)	(0.07)	(0.10)	(0.03)
Dividends from net realized gains	(0.39)	—	(0.39)	—	—
Total distributions	(0.56)	(0.18)	(0.46)	(0.10)	(0.03)

Net asset value, end of period	$9.03	$8.73	$9.17	$8.82	$7.68
Total return	9.72%	1.93%2,4	9.15%	16.15%	-22.85%3,4

Supplemental data and ratios:
Net assets, end of period	$7,243,016	$25,950	$58,789,090	$86,956,012	$59,437,385
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.87%	1.08%5	1.35%	1.29%	1.97%5
After expense reimbursement and before securities lending credit	0.67%	0.71%5	1.17%	1.18%	1.19%5
After expense reimbursement and securities lending credit	0.65%	0.65%5	1.15%	1.15%	1.15%5
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	1.37%	1.00%5	0.70%	1.27%	1.64%5
After expense reimbursement and securities lending credit	1.59%	1.43%5	0.90%	1.41%	2.46%5
Portfolio turnover rate	49.96%	59.48%	49.96%	59.48%	8.99%3,4

Portfolio turnover is calculated for the Fund as a whole.
1	Date of inception.
2	From December 9, 2009 (commencement of operations) through December 31, 2009.
3	From September 4, 2008 (commencement of operations) through December 31, 2008.
4	Not annualized.
5	Annualized.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth Legg Mason ClearBridge Aggressive Growth Fund
	Institutional		Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 20081 Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.96	$9.49	$9.95	$7.46	$10.00
Net investment income (loss)	0.12	—	0.06	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	2.30	0.47	2.31	2.51	(2.54)
Total from investment operations	2.42	0.47	2.37	2.49	(2.53)

Less distributions:
Dividends from net investment income	(0.10)	—	(0.01)	—	(0.01)
Dividends from net realized gains	(2.59)	—	(2.59)	—	—
Total distributions	(2.69)	—	(2.60)	—	(0.01)

Net asset value, end of period	$9.69	$9.96	$9.72	$9.95	$7.46
Total return	24.51%	4.91%2,4	23.86%	33.48%	-25.37%3,4

Supplemental data and ratios:
Net assets, end of period	$3,167,216	$42,695	$55,883,500	$103,097,241	$70,758,218
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.80%	1.00%5	1.29%	1.20%	1.76%5
After expense reimbursement/recoupment and before securities lending credit	0.63%	0.61%5	1.12%	1.16%	1.20%5
After expense reimbursement/recoupment and securities lending credit	0.60%	0.60%5	1.10%	1.10%	1.10%5
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	1.53%	-0.79%5	0.37%	-0.38%	-0.36%5
After expense reimbursement and securities lending credit	1.73%	-0.39%5	0.56%	-0.28%	0.30%5
Portfolio turnover rate	2.33%	2.39%	2.33%	2.39%	0.41%3,4

Portfolio turnover is calculated for the Fund as a whole.
1	Date of inception.
2	From December 9, 2009 (commencement of operations) through December 31, 2009.
3	From September 4, 2008 (commencement of operations) through December 31, 2008.
4	Not annualized.
5	Annualized.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth PIMCO StocksPLUS Fund
	Institutional		Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 20081 Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.49	$9.78	$8.57	$6.85	$10.00
Net investment income (loss)	(0.08)	0.07	0.11	0.29	0.03
Net realized and unrealized gains (losses) on investments	1.62	0.14	1.40	2.85	(2.59)
Total from investment operations	1.54	0.21	1.51	3.14	(2.56)

Less distributions:
Dividends from net investment income	(0.26)	(0.16)	(0.19)	(0.08)	(0.03)
Dividends from net realized gains	(1.22)	(1.34)	(1.22)	(1.34)	(0.56)
Total distributions	(1.48)	(1.50)	(1.41)	(1.42)	(0.59)

Net asset value, end of period	$8.55	$8.49	$8.67	$8.57	$6.85
Total return	18.10%	2.14%2,4	17.51%	45.69%	-25.50%3,4

Supplemental data and ratios:
Net assets, end of period	$8,098,930	$37,317	$217,329,809	$134,028,860	$95,311,072
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.76%	1.28%5	1.22%	1.18%	1.94%5
After expense reimbursement/recoupment and before securities lending credit	0.51%	0.54%5	1.01%	1.03%	1.07%5
After expense reimbursement/recoupment and securities lending credit	0.50%	0.50%5	1.00%	1.00%	1.00%5
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	2.42%	5.44%5	1.92%	3.69%	1.47%5
After expense reimbursement and securities lending credit	2.68%	6.22%5	2.14%	3.87%	2.41%5
Portfolio turnover rate	239.80%	696.19%	239.80%	696.19%	287.05%3,4

Portfolio turnover is calculated for the Fund as a whole.
1	Date of inception.
2	From December 9, 2009 (commencement of operations) through December 31, 2009.
3	From September 4, 2008 (commencement of operations) through December 31, 2008.
4	Not annualized.
5	Annualized.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth Goldman Sachs Enhanced Core Bond Index Fund
	Institutional		Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 20081 Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.89	$11.71	$10.98	$10.67	$10.00
Net investment income	0.12	0.11	0.20	0.29	0.07
Net realized and unrealized gains (losses) on investments	0.49	(0.23)	0.37	0.63	0.67
Total from investment operations	0.61	(0.12)	0.57	0.92	0.74

Less distributions:
Dividends from net investment income	(0.26)	(0.38)	(0.19)	(0.29)	(0.07)
Dividends from net realized gains	(0.61)	(0.32)	(0.61)	(0.32)	—
Total distributions	(0.87)	(0.70)	(0.80)	(0.61)	(0.07)

Net asset value, end of period	$10.63	$10.89	$10.75	$10.98	$10.67
Total return	5.66%	-1.00%2,4	5.15%	8.57%	7.46%3,4

Supplemental data and ratios:
Net assets, end of period	$29,622,814	$176,931	$189,095,980	$86,262,897	$56,296,521
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.69%	0.72%5	1.15%	1.24%	1.91%5
After expense reimbursement and before securities lending credit	0.46%	0.57%5	0.96%	1.10%	1.16%5
After expense reimbursement and securities lending credit	0.45%	0.55%5	0.95%	1.05%	1.05%5
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	2.11%	3.28%5	1.73%	2.87%	2.76%5
After expense reimbursement and securities lending credit	2.35%	3.45%5	1.93%	3.06%	3.62%5
Portfolio turnover rate	514.46%	455.17%	514.46%	455.17%	216.84%3,4

Portfolio turnover is calculated for the Fund as a whole.
1	Date of inception.
2	From December 9, 2009 (commencement of operations) through December 31, 2009.
3	From September 4, 2008 (commencement of operations) through December 31, 2008.
4	Not annualized.
5	Annualized.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth Enhanced Small Cap Index Fund		Genworth Enhanced International Index Fund			Genworth 40/60 Index Allocation Fund
	Institutional		Institutional		Service	Service
	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	May 1, 20101 Through December 31, 2010	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.32	$10.00	$10.03	$10.00	$9.90	$10.05	$10.00
Net investment income	0.05	0.03	0.13	0.08	0.73	0.07	0.05
Net realized and unrealized gains (losses) on investments	2.50	0.29	0.80	(0.05)	0.28	0.92	—
Total from investment operations	2.55	0.32	0.93	0.03	1.01	0.99	0.05

Less distributions:
Dividends from net investment income	(0.08)	—	(0.56)	—	(0.42)	(0.12)	—
Dividends from net realized gains	—*	—	—	—	—	—*	—
Total distributions	(0.08)	—	(0.56)	—	(0.42)	(0.12)	—

Net asset value, end of period	$12.79	$10.32	$10.40	$10.03	$10.49	$10.92	$10.05
Total return	24.70%	3.22%2,4	9.24%	0.33%2,4	10.34%3,4	9.79%	0.54%2,4

Supplemental data and ratios:
Net assets, end of period	$9,877,077	$54,449	$10,006,410	$69,136	$11,520,463	$44,168,698	$126,995
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	2.52%	76.08%5	1.41%	59.10%5	1.33%5	1.61%	44.87%5
After expense reimbursement and before securities lending credit	0.41%	0.08%5	0.47%	0.19%5	0.93%5	0.72%	0.68%5
After expense reimbursement and securities lending credit	0.27%	0.08%5	0.28%	0.19%5	0.78%5	0.68%	0.68%5
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.41%	-66.14%5	3.05%	-34.28%5	3.43%5	1.86%	-24.37%5
After expense reimbursement and securities lending credit	1.84%	9.86%5	4.18%	24.63%5	3.98%5	2.79%	19.82%5
Portfolio turnover rate	9.20%	0.00%2,4	315.88%	0.00%2,4	315.88%	48.64%	0.00%2,4
Portfolio turnover for the Fund as a whole
1  Date of Inception.
2  From December 9, 2009 (commencement of operations) through December 31, 2009.
3  From May 1, 2010 (commencement of operations) through December 31, 2010.
4  Not annualized.
5 Annualized.
*Amount represents less than $0.01 per share.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

	Genworth 60/40 Index Allocation Fund		Genworth Moderate Allocation Fund		Genworth Growth Allocation Fund
	Service		Service		Service
	Year Ended December 31, 2010	December 9, 2 0091 Through December 31, 2009	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009	Year Ended December 31, 2010	December 9, 20091 Through December 31, 2009
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.10	$10.00	$9.90	$10.00	$10.26	$10.00
Net investment income	0.06	0.04	0.44	0.14	0.42	0.01
Net realized and unrealized gains on investments	1.12	0.06	0.77	0.04	1.05	0.25
Total from investment operations	1.18	0.10	1.21	0.18	1.47	0.26

Less distributions:
Dividends from net investment income	(0.10)	—	(0.44)	(0.28)	(0.42)	—
Dividends from net realized gains	(0.03)	—	—*	—	—	—
Total distributions	(0.13)	—	(0.44)	(0.28)	(0.42)	—

Net asset value, end of period	$11.15	$10.10	$10.67	$9.90	$11.31	$10.26
Total return	11.69%	0.96%2,3	12.25%	1.87%2,3	14.35%	2.56%2,3

Supplemental data and ratios:
Net assets, end of period	$49,385,718	$587,448	$43,189,454	$429,200	$49,906,046	$89,731
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	1.61%	24.08%4	1.57%	13.62%4	1.61%	221.37%4
After expense reimbursement and before securities lending credit	0.73%	0.68%4	0.64%	0.64%4	0.62%	0.62%4
After expense reimbursement and securities lending credit	0.68%	0.68%4	0.64%	0.64%4	0.62%	0.62%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	1.59%	6.57%4	9.25%	76.02%4	9.31%	-211.08%4
After expense reimbursement and securities lending credit	2.52%	29.97%4	10.18%	89.00%4	10.30%	9.67%4
Portfolio turnover rate	68.22%	0.00%2,3	16.88%	0.03%2,3	21.65%	0.01%2,3

1  Date of inception.
2  From December 9, 2009 (commencement of operations) through December 31, 2009.
3  Not annualized.
4  Annualized.
* Amount represents less than $0.01 per share.

APPENDIX

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, the Funds have defined the following terms:

Asset-Backed Securities - Fixed income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate cash to pay holders of the securities.

Common Stock - Securities representing shares of ownership of a corporation.

Convertible Securities - Debt securities or preferred stocks that may be converted into common stock.  While a convertible security is a fixed income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Corporate Bonds - Debt securities issued by corporate issuers, as distinct from fixed income securities issued by a government or its agencies or instrumentalities.

Depositary Receipts - U.S. securities that represent ownership of equity securities of a publicly traded, non-U.S. company.  Depositary receipts trade on U.S. stock exchanges as well as on many European stock exchanges.

Derivatives - Contracts or investments with values based on the performance of an underlying financial asset, index or economic measure.

Duration - Related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates.  A bond’s value drops when interest rates rise, and vice versa.  Bonds with longer durations have higher risk and volatility.

Emerging Market Countries - Developing and low or middle income countries as identified by the International Finance Corporation or the World Bank.  Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity Securities - Securities, including common stock, preferred stock, convertible securities or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts, that represent an ownership interest in the issuer.

Fixed Income Securities - Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Financial Services Sector - The financial services sector is comprised of companies that derive at least 50% of their revenues from the creation, purchase and sale of financial instruments or services, or devote at least 50% of their assets to this objective. The financial services sector consists of several different industries that behave differently in different economic and market environments; for example, banking, insurance and securities brokerage houses.  Companies in the financial services sector include banks, diversified financial services companies, securities brokerage houses, investment advisory companies, insurance companies, and companies proving similar services.

Foreign Securities - Equity, debt or derivative securities that are determined by a Fund’s subadvisor to be “foreign securities” on the basis of the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

A-1

Growth Style - A style of investing in equity securities of companies that the Fund’s subadvisor believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High Yield Bonds - Fixed income securities rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (including Moody’s, Fitch and Standard & Poor’s), or unrated securities that the Fund’s subadvisor believes are of comparable quality.  These bonds are often referred to as “junk bonds.”  They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Investment Grade - The four highest rating categories of NRSROs, including Moody’s, Standard & Poor’s and Fitch.

Market Capitalization - A common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Maturity - The time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-Backed Securities - Fixed income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Municipal Securities - Debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.

Real Estate Investment Trust (REIT) - A company that manages a portfolio of real estate to earn profits for its interest-holders.  REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels.  Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss).  Other REITs specialize in lending money to building developers.  Still other REITs engage in a combination of ownership and lending.

U.S. Government Securities - Debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities - Debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States.  Such securities may not be supported by the full faith and credit of the United States.

Value Style - A style of investing in equity securities that the Fund’s subadvisor believes are undervalued, which means that their stock prices are less than the subadvisor believes they are intrinsically worth, based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadvisor believes to be temporary.

A-2

Privacy Policy
for Genworth Financial Wealth Management, Inc.
and Genworth Financial Trust Company
Important Information. No action required.

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?
We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:
•	Name and address • Accounts at other institutions
•	Income and assets • Social security or taxpayer identification number

What do we do with your personal data?
We comply with Federal and State requirements related to the protection and use                                                                                                                                of your data. This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:
•	Process transactions
•	Respond to your requests
•	Prevent fraud
•	Comply with regulatory requirements
•	Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:
•	Your agent or representative
•	Your brokerage firm
•	State or Federal authorities
•	Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?
In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.
We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

You are receiving this Privacy Policy because you are a Client of Genworth Financial Wealth Management, Inc. and/or Genworth Financial Trust Company.

For More Information

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information dated April 30, 2011:
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this prospectus.

Annual and Semiannual Reports:
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio holdings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the prior fiscal year.

To obtain a document or other information free of charge, call (800) 352-9910, contact your variable insurance provider or download the document from the Genworth website (www.Genworth.com.)

Information from the Securities and Exchange Commission (“SEC”)

You may review and obtain copies of the Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-22205

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2011

GENWORTH VARIABLE INSURANCE TRUST

Genworth Calamos Growth Fund
Genworth PYRAMIS® Small/Mid Cap Core Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund
Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund
Genworth 40/60 Index Allocation Fund
Genworth 60/40 Index Allocation Fund
Genworth Moderate Allocation Fund
Genworth Growth Allocation Fund

Service Shares
Institutional Shares

Genworth Variable Insurance Trust (the “Trust” or “GVIT”), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of thirteen series.  This Statement of Additional Information (“SAI”) relates only to the series and classes of the Trust (each, a “Fund” and collectively, the “Funds”) listed above.

This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds.  It contains information in addition to and more detailed than that set forth in the Prospectus for the Funds and should be read in conjunction with the Funds’ Prospectus dated April 30, 2011.

Terms not defined in this SAI have the meanings assigned to them in the Prospectus.  The Prospectus may be obtained from the Trust, by mail writing to the Trust at 6610 West Broad Street, Richmond, Virginia 23230, or by calling toll free (800) 352-9910.

The Funds’ financial statements for the fiscal year ended December 31, 2010 are incorporated herein by reference to the Funds’ Annual Report dated December 31, 2010.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.

ii

GENERAL INFORMATION AND HISTORY

Genworth Variable Insurance Trust is an open-end management investment company organized under the laws of Delaware by an Agreement and Declaration of Trust, dated June 5, 2008. On April 27, 2010, shareholders of each of the Genworth Putnam International Capital Opportunities Fund and Genworth Thornburg International Value Fund approved a reorganization of each of those Funds into the Genworth Enhanced International Index Fund.   The Trust currently offers shares in thirteen separate series, each with its own investment objective.  Genworth Financial Wealth Management, Inc. (the “Advisor” or “GFWM”) serves as the investment advisor to the Funds.

Each of the Funds, other than the Genworth Legg Mason ClearBridge Aggressive Growth Fund, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  The Genworth Legg Mason ClearBridge Aggressive Growth Fund is a non-diversified fund as defined in the 1940 Act, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES OF THE FUNDS (OTHER THAN THE FUNDS OF FUNDS)

The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks.  The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks.  This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.  The following table sets forth permissible investments and techniques for each of the Funds that is not a fund-of-funds.  An “X” in the table indicates that the Fund may invest in or follow the corresponding instrument or technique.  An empty space indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique. Unless otherwise noted in the prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund's principal investment strategies.

TYPE OF INVESTMENT OR TECHNIQUE	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fun d	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund

Asset-backed securities	X			X
Bank and/or savings and loan obligations					X
Borrowing money	X		X	X	X
Collateralized mortgage obligations	X		X	X
Commercial paper/short term investments	X	X	X	X	X
Convertible securities	X	X	X	X	X
Corporate debt securities		X	X		X
Credit default swaps
Custodial receipts
Deferred payment securities			X
Depositary receipts	X	X	X	X	X
Derivatives	X	X	X	X	X
Equity linked securities		X	X
Extendable commercial notes
Floating and variable rate securities
Foreign commercial paper (denominated in U.S.$)		X
Foreign currencies	X	X	X	X	X
Foreign securities	X	X	X	X	X
Forward currency contracts	X		X	X	X
Futures contracts	X	X	X	X	X

1

TYPE OF INVESTMENT OR TECHNIQUE	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund

Guaranteed investment contracts
Illiquid securities	X	X	X	X	X
Indexed and linked securities		X	X
Inflation indexed bonds	X
Investment companies	X	X	X	X	X
Lending portfolio securities	X	X	X	X	X
Loan participations and assignments	X
Long-term debt	X	X	X	X
Long-term debt when originally issued but with 397 days or less remaining to maturity	X	X	X	X
Master limited partnerships
Money market instruments	X	X	X	X	X
Mortgage-backed securities	X		X
Mortgage dollar rolls	X
Municipal securities	X
Non-investment grade debt	X		X	X
Obligations to supranational agencies
Options on futures contracts	X	X	X	X	X
Participation interests		X
Pay-in-kind bonds			X
Preferred stocks	X	X	X	X	X
Private placement and other restricted securities	X	X	X	X	X
Real estate investment trusts (REITs)		X	X	X
Repurchase agreements	X	X	X	X	X
Reverse repurchase agreements	X	X
Securities from developing countries/emerging markets	X	X	X	X	X
Short sales	X		X	X	X
Short-term debt	X	X	X	X	X
Small company stocks		X	X		X
Sovereign debt (foreign) (denominated in U.S.$)		X
Special situation companies		X	X
Standby commitment agreements
Stock options and stock index options	X	X		X	X
Stripped mortgage securities	X
Structured products	X
Swap agreements	X	X	X	X
Synthetic foreign equity securities	X
U.S. common stocks	X	X	X	X	X
U.S. government securities	X	X	X	X	X
Warrants	X	X	X	X	X
When-issued/delayed-delivery securities	X	X	X	X
Zero coupon securities		X	X

2

TYPE OF INVESTMENT OR TECHNIQUE	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund

Asset-backed securities	X	X
Bank and/or savings and loan obligations	X	X
Borrowing money	X	X
Collateralized mortgage obligations	X
Commercial paper/short term investments	X	X
Convertible securities	X
Corporate debt securities	X	X
Credit default swaps	X
Custodial receipts	X
Deferred payment securities	X
Depositary receipts	X
Derivatives	X	X
Equity linked securities
Extendable commercial notes	X
Floating and variable rate securities	X
Foreign commercial paper (denominated in U.S.$)	X	X
Foreign currencies	X
Foreign securities	X	X
Forward currency contracts	X
Futures contracts	X	X
Guaranteed investment contracts	X
Illiquid securities	X	X
Indexed and linked securities	X
Inflation indexed bonds	X
Investment companies	X	X
Lending portfolio securities	X	X
Loan participations and assignments	X
Long-term debt	X	X
Long-term debt when originally issued but with 397 days or less remaining to maturity	X	X
Master limited partnerships	X
Money market instruments	X	X
Mortgage-backed securities	X	X
Mortgage dollar rolls	X	X
Municipal securities	X	X
Non-investment grade debt	X
Obligations to supranational agencies	X	X
Options on futures contracts	X
Participation interests	X
Pay-in-kind bonds
Preferred stocks	X
Private placement and other restricted securities (144A securities)	X	X
Real estate investment trusts (REITs)	X
Repurchase agreements	X	X
Reverse repurchase agreements	X

3

TYPE OF INVESTMENT OR TECHNIQUE	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund

Securities from developing countries/emerging markets	X	X
Short sales (against the box)	X	X
Short-term debt	X	X
Small company stocks	X
Sovereign debt (foreign) (denominated in U.S.$)	X	X
Special situation companies
Standby commitment agreements
Stock options and stock index options	X
Stripped mortgage securities	X
Structured products	X
Swap agreements	X
Synthetic foreign equity securities
U.S. common stocks	X
U.S. government securities	X	X
Warrants	X
When-issued/delayed-delivery securities	X	X
Zero coupon securities	X	X

4

ADDITIONAL INFORMATION ABOUT THE GENWORTH FUND
OF FUNDS AND THEIR UNDERLYING FUNDS

Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are each a “fund of funds,” which means that each pursues its investment objective by investing primarily in other investment companies including affiliated open-end funds, unaffiliated open-end funds, which may or may not be registered under the 1940 Act and exchange-traded funds (“Underlying Funds”).  For any Fund that, in compliance with Rule 35d-1 of the 1940 Act, has adopted a policy to invest at least 80% of its net assets in a particular type of investment(s), particular industry(ies), or particular country or geographic region suggested by the Fund’s name, the term “net assets” includes any borrowings for investment purposes; however, none of the Funds intend to borrow for investment purposes.  The mix of Underlying Funds held by a Fund depends on its target allocation and the Advisor’s assessment of current economic and market conditions.  A Fund’s target allocation and the Underlying Funds in which a Fund invests are subject to change at any time and without notice.

Unaffiliated Bond Funds.   The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in U.S. traded fixed-income securities that are investment-grade, including but not limited to government securities, government agency securities, supranational securities, corporate bonds, mortgage pass-through securities, mortgage-backed securities and asset-backed securities.  The Genworth 40/60 Index Allocation Fund and Genworth 60/40 Index Allocation Fund limit their investments in Underlying Funds to mutual funds or exchange-traded funds that seek to replicate the performance of certain fixed income market indexes.

Unaffiliated Equity Funds.   The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in U.S. or foreign equity securities in small-cap, mid-cap or large-cap companies.  Each of the Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund and Genworth 60/40 Index Allocation Fund limit their investments in Underlying Funds to mutual fund or exchange-traded funds that seek to replicate the performance of certain equity market indexes.

Affiliated Equity and Bond Funds.  In addition, the Genworth Moderate Allocation Fund and the Genworth Growth Allocation Fund may invest in the affiliated Underlying Funds.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS’ PORTFOLIO
INSTRUMENTS AND INVESTMENT POLICIES

The Underlying Funds may invest in a variety of securities and employ a number of investment techniques, which involve certain risks.  While the Prospectus for the Funds highlights both the Funds’ and their Underlying Funds’ principal investment strategies, investment techniques and risks, the SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds and their Underlying Funds.  The following table sets forth permissible investments and techniques for each of the Fund’s Underlying Funds.  An “X” in the table indicates that the Fund through its investment in an Underlying Fund may invest in or utilize the corresponding instrument or technique.  An empty space indicates that the Fund does not intend to invest in or utilize the corresponding instrument or technique. Unless otherwise noted in the prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund's principal investment strategies.

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TYPE OF INVESTMENT OR TECHNIQUE THAT MAY BE UTILIZED BY THE FUND’S UNDERLYING FUNDS	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund

Asset-backed securities	X	X	X	X	X	X
Bank and/or savings and loan obligations	X	X	X	X	X	X
Borrowing money	X	X	X	X	X	X
Collateralized mortgage obligations	X	X	X	X	X	X
Commercial paper/short term investments	X	X	X	X	X	X
Convertible securities	X	X	X	X
Corporate debt securities	X	X	X	X	X	X
Credit default swaps	X	X	X	X
Custodial receipts	X	X	X	X	X	X
Deferred payment securities	X	X	X	X
Depositary receipts	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X
Equity linked securities	X	X	X	X	X	X
Extendable commercial notes	X	X	X	X	X	X
Floating and variable rate securities	X	X	X	X	X	X
Foreign commercial paper (denominated in U.S.$)	X	X	X	X	X	X
Foreign currencies	X	X	X	X
Foreign securities	X	X	X	X	X	X
Forward currency contracts	X	X	X	X	X	X
Futures contracts	X	X	X	X	X	X
Guaranteed investment contracts	X	X	X	X
Illiquid securities	X	X	X	X	X	X
Indexed and linked securities	X	X	X	X	X	X
Inflation indexed bonds	X	X	X	X
Investment companies	X	X	X	X	X	X
Lending portfolio securities	X	X	X	X	X	X
Loan participations and assignments	X	X	X	X	X	X
Long-term debt	X	X	X	X
Long-term debt when originally issued but with 397 days or less remaining to maturity	X	X	X	X	X	X
Master limited partnerships	X	X	X	X
Money market instruments	X	X	X	X	X	X
Mortgage-backed securities	X	X	X	X	X	X
Mortgage dollar rolls	X	X	X	X	X	X
Municipal securities	X	X	X	X	X	X
Non-investment grade debt	X	X	X	X	X	X
Obligations to supranational agencies	X	X	X	X	X	X
Options on futures contracts	X	X	X	X	X	X
Participation interests	X	X	X	X	X	X
Pay-in-kind bonds	X	X	X	X
Preferred stocks	X	X	X	X	X	X
Private placement and other restricted securities	X	X	X	X	X	X
Real estate investment trusts (REITs)	X	X	X	X	X	X
Repurchase agreements	X	X	X	X	X	X
Reverse repurchase agreements	X	X	X	X	X	X
Securities from developing countries/emerging markets	X	X	X	X	X	X
Short sales	X	X	X	X
Short-term debt	X	X	X	X	X	X
Small company stocks	X	X	X	X	X	X
Sovereign debt (foreign) (denominated in U.S.$)	X	X	X	X	X	X
Special situation companies	X	X	X	X	X	X

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TYPE OF INVESTMENT OR TECHNIQUE THAT MAY BE UTILIZED BY THE FUND’S UNDERLYING FUNDS	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund

Standby commitment agreements	X	X	X	X
Stock options and stock index options	X	X	X	X	X	X
Stripped mortgage securities	X	X	X	X	X	X
Structured products	X	X	X	X	X	X
Swap agreements	X	X	X	X	X	X
Synthetic foreign equity securities	X	X	X	X	X	X
U.S. common stocks	X	X	X	X	X	X
U.S. government securities	X	X	X	X	X	X
Warrants	X	X	X	X
When-issued/delayed-delivery securities	X	X	X	X
Zero coupon securities	X	X	X	X	X	X

BANK OBLIGATIONS

Bank obligations that may be purchased by a Fund include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

BORROWING

A Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33 1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and reverse repurchase agreements, which may be considered a form of borrowing, so long as a Fund covers its exposure by segregating or earmarking liquid assets.

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BRADY BONDS

Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund’s advisor or subadvisor may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the advisor’s or the subadvisor’s expectations with respect to Brady Bonds will be realized.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In an event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon bonds held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

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A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.

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Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to a Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

CREDIT DEFAULT SWAPS (See Derivative Instruments.)

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

A Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, Municipal Securities or other types of securities in which a Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

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Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

DEBT OBLIGATIONS

Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”), Fitch Ratings (“Fitch”) or Moody’s Investor Services (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund’s advisor or subadvisor(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s advisor or subadvisor will consider such events in its determination of whether the Fund should continue to hold the securities.

In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

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Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch ; (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund’s net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount, which would result in a lower rate of return to the Fund.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities.

Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

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Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

        •   the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

        •   the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

        •   the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

FHLMC and FNMA historically were agencies sponsored by the U.S. government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States.  However, on September 7, 2008, due to the value of FHLMC’s and FNMA’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed FHLMC and FNMA into conservatorship.  Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so.  The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Funds purchase the principal portion of STRIPS, the Funds will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating their dividends, the Funds take into account as income a portion of the difference between the principal portion of a STRIPS’ purchase price and its face value.

Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is a pass-through certificate. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.  Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors.  Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.

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Through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally.  Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans.  For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.  The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

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The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Asset-backed securities have structural characteristics similar to mortgage-backed securities.  However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements.  However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps.  Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.  Asset-backed securities may not have the benefit of any security interest in the related asset.

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Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multiclass debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets.  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities.  CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses it as collateral for a multiclass security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

A Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is an entity that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is an entity that is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

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For both CBOs and CLOs, the cash flows are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

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Money Market Instruments. Money market instruments may include the following types of instruments:

•
obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

•	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

•	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

•	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

•	repurchase agreements;

•	bank and savings and loan obligations;

•
commercial paper, which includes short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

•
bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

•
high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable advisor or subadvisor;

•
extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period;

•	unrated short-term (maturity in 397 days or less) debt obligations that are determined by a Fund’s advisor or subadvisor to be of compatible quality to the securities described above.

Extendable Commercial Notes (“ECNs”). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

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DERIVATIVE INSTRUMENTS

A Fund’s advisor or subadvisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge a Fund’s portfolio or for risk management or for any other permissible purposes consistent with that Fund’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.  The use of options in the Genworth Calamos Growth Fund will be limited to the use of exchange-traded puts and calls on individual equity securities and on broad-based domestic equity indices.  The Genworth Calamos Growth Fund may take either long or short positions in each option type.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”).

Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund’s subadvisor’s ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s advisor or subadvisor projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

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(4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by a Fund would be considered illiquid to the extent described above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

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If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by U.S. Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s advisor or a subadvisor believes it is more advantageous to a Fund than is purchasing the futures contract.

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To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

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Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Commodity Futures Contracts.  Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Funds are invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Funds to reinvest the proceeds of a maturing contract in a new futures contract, the Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.

Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund’s advisor’s or subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

A Fund will enter swap agreements only with counterparties that a Fund’s advisor or subadvisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Two types of swap agreements that some Funds may utilize, among others, are credit default swaps or total rate of return swaps.

Credit Default Swaps.  A Fund may enter into credit default swap contracts.  A credit default swap is an agreement in which one party transfers its third party credit risk to the other party.  One party in this swap is essentially the lender and bears the credit risk from the third party.  The counterparty in the agreement insures this risk in return for receipt of regular periodic payments (like insurance premiums from the insured party).  If the third party defaults, the insuring party must purchase the defaulted asset from the insured party and the insured party pays the insuring party the remaining interest on the debt as well as the principal.  A Fund might use, credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers).  A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

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As the purchaser in a credit default swap contract a Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment might expire worthless.  It also would involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow a Fund to quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Fund’s stated benchmark.

Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.  Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

A Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund’s advisor or a subadvisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s advisor or subadvisor believes a liquid secondary market will exist for a particular option at any specific time.

EQUITY LINKED SECURITIES

Equity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

At maturity, the principal amount of the equity-linked security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

EXCHANGE-TRADED FUNDS (“ETFs”) (See Investment Company Securities)

FLOATING AND VARIABLE RATE INSTRUMENTS

Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund’s advisor or subadvisor will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

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A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund’s custodian.

FOREIGN COMMERCIAL PAPER

A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

FOREIGN CURRENCIES  (See Derivative Instruments.)

FOREIGN SECURITIES

Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities.  Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies.  Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States.  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions.  There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States.  In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries.  Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the United States of any monies, which a Fund has invested in the country.  Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

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Investment in Companies in Developing Market Countries. Investments may be made from time to time in companies in developing market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

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Depositary Receipts. A Fund may invest in foreign securities, including those from developing countries or emerging markets, by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (see below), and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

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FORWARD CURRENCY CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.

A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FUTURES (See Derivative Instruments.)

GUARANTEED INVESTMENT CONTRACTS (FUNDING AGREEMENTS)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

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Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

INDEX OR LINKED SECURITIES

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

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Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity.  Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

INVESTMENT COMPANY SECURITIES

As permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies.  Other investment companies may include open-end investment companies, closed-end investment companies, exchange-traded funds (including those organized as unit investment trusts), and business development companies.  No more than 5% of a Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. (The foregoing does not apply to the Genworth fund of funds, each of which invests primarily in investment company securities, including ETFs.)  Notwithstanding these restrictions, the Fund may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 under the 1940 Act.  The Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by a Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

LENDING PORTFOLIO SECURITIES

A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, each Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Trust must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.

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The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI. Collateral may also be invested in a money market investment company or short-term collective investment trust.  A Fund may also experience losses as a result of a diminution in the value of its cash collateral investments.

Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund’s assets or may provide for a minimum guaranteed rate of return to the investor.

Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer’s parent.

Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable advisor or subadvisor to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

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MASTER LIMITED PARTNERSHIPS

The Funds, excluding Underlying Funds, may invest in interests in master limited partnerships (“MLPs”). MLP interests trade like shares of stock, and MLPs generally distribute most of their distributable cash flow to investors. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. Their income generally depends on the volume of the products transported, not on the commodity’s price. An MLP is a public limited partnership. Interests in MLPs are traded on an exchange or on the Nasdaq National Market System (the “Nasdaq”). The ability to trade the interests provides liquidity that is not present with conventional private limited partnerships, but those interests are less liquid than conventional publicly traded securities. MLPs can be organized for income, capital gains or tax shelter purposes. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.  Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See “Borrowing”)

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Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s advisor or subadvisor believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

MUNICIPAL SECURITIES

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. A Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The advisor will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Funds may invest in the obligations of supranational agencies. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the World Bank, have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities.

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PREFERRED STOCK

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.  Preferred stocks generally are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS

Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

REPURCHASE AGREEMENTS

In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund’s custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s advisor or subadvisor reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

       A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

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       Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Funds might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

       The SEC has adopted Rule 144A of the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

       Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund’s advisor or subadvisor has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund’s level of illiquidity may increase.

A Fund may sell OTC options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund’s applicable subadvisor or the advisor will monitor the liquidity of restricted securities for the Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only on NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the advisor or subadvisor believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

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REVERSE REPURCHASE AGREEMENTS

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

SHORT SELLING OF SECURITIES

       A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short.  This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes.  A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price.  In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.  The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns.  There will be certain additional transaction costs associated with short sales against the box.  For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).

SMALL COMPANY AND EMERGING GROWTH STOCKS

       Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

       “Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The advisor or subadvisors of such Funds believe, however, that if the advisor or subadvisor analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

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STANDBY COMMITMENT AGREEMENTS

A Fund may from time to time enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security which may be issued and sold to that Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security ultimately is issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to the Fund and which are unavailable on a firm commitment basis. The Fund will at all times maintain a segregated account with their custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund’s NAV.  The cost basis of the security will be adjusted by the amount of the commitment fee.  In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRUCTURED PRODUCTS (See Derivative Instruments.)

SWAP AGREEMENTS (See Derivative Instruments.)

SYNTHETIC FOREIGN EQUITY SECURITIES

The Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants or local access products.  International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index.  International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Funds normally will invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. Dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

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The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Advisor, who will monitor the creditworthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

The Funds also may invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long-term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years.  Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange’s trading regulations.

A Fund may also invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

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WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS (“PIK BONDS”) AND DEFERRED PAYMENT SECURITIES

Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

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Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TEMPORARY INVESTMENTS

Generally, each of the Funds will be fully invested in accordance with its investment objective and strategies.  However, pending investment of cash balances or for anticipated redemptions, or if a Fund’s advisor (or subadvisor) believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest.  Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

INVESTMENT RESTRICTIONS

INVESTMENT OBJECTIVES

There can be no assurance that the Funds will achieve their objectives.  The Funds’ investment objectives and policies, and their associated risks, are discussed above and in the Funds’ Prospectus, which should be read carefully before an investment is made.  All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval.  Additional information about the Funds and their policies is provided below.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds.  All other investment policies or practices of the Funds are considered by the Trust non-fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of:  (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of a Fund.

Each Fund may not:

(1)	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof, may permit;

(2)
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(4)
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

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(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a fund of funds will concentrate to approximately the same extent that its underlying index or indices concentrates in the stock of any particular industry or industries; and

(6)
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)
Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

(2)
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or to the extent permitted by exemptive rules or exemptive relief under the 1940 Act, without regard to the 1940 Act’s percentage limits, or in connection with a merger, reorganization, consolidation or other similar transaction.  Each Fund, except the 40/60 Index Allocation Fund, 60/40 Index Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High portfolio turnover rates (100% or more) will generally result in higher brokerage expenses, may result in a greater number of taxable transactions, and may increase the volatility of a Fund.

On December 7, 2009 the Genworth Goldman Sachs Enhanced Core Bond Index Fund changed its investment objective, principal investment strategies and subadvisor, which resulted in significant turnover of the Fund’s portfolio from 455.17% for the fiscal year ended December 31, 2009 to 514.46% for the fiscal year ended December 31, 2010, in order to align the Fund’s holdings with its new objective and strategies.  Because this Fund’s principal investment strategy does not include active or frequent trading of its portfolio, and because the Fund has completed its transition to its new investment strategy, it is anticipated that the Fund’s portfolio turnover rate in the future will be substantially less than the amount reported for the last fiscal year in the Fund’s Prospectus.

The Genworth Calamos Growth Fund’s portfolio turnover increased from 70.42% for the fiscal year ended December 31, 2009 to 174.35% for the fiscal year ended December 31, 2010, which was due to an increase in trading activity.  Effective November 19, 2010, the Genworth PYRAMIS® Small/Mid Cap Core Fund’s changed its name, principal investment strategies, principal risks, and subadvisor.  As a result,  the Genworth PYRAMIS® Small/Mid Cap Core Fund’s portfolio turnover increased from 67.78% for the fiscal year ended December 31, 2009 to 198.33% for the fiscal year ended December 31, 2010, which was related to transactions to effectuate the change in the Fund’s investment strategy.  The Genworth PIMCO StocksPLUS Fund’s portfolio turnover decreased from 696.19% for the fiscal year ended December 31, 2009 to 239.80% for the fiscal year ended December 31, 2010, which was due to a decrease in trading activity.

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INSURANCE LAW RESTRICTIONS

In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GFWM and the insurance companies may enter into agreements, required by certain state insurance departments, under which GFWM may agree to use its best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

MAJOR SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

 The following table provides the name, address, and number of Institutional and Service Shares owned by any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of March 31, 2010.  As of the date of this SAI, no Institutional Shares had been issued for the Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund, and no Service Shares had been issued for the Genworth Enhanced Small Cap Index Fund.

Principal Holders and Control Persons of the Genworth Calamos Growth Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	2,007,775	89.96%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	224,003	10.04%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	150,658	63.94%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	84,972	36.06%	Record

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Principal Holders and Control Persons of the Genworth PYRAMIS® Small/Mid Cap Core Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	4,596,981	87.66%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	647,223	12.34%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	731,025	56.32%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	566,973	43.68%%	Record

Principal Holders and Control Persons of the Genworth Davis NY Venture Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	1,382,113	95.85%	Record

Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	59,807	4.15%	Record

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Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	549,177	60.31%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	361,411	39.69%	Record

Principal Holders and Control Persons of the Genworth Eaton Vance Large Cap Value Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	5,428,085	86.96%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	813,932	13.04%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	632,397	54.17%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	535,070	45.83%	Record

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Principal Holders and Control Persons of the Genworth Legg Mason ClearBridge Aggressive Growth Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	4,928,076	87.81%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	684,125	12.19%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	190,490	63.94%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	107,446	36.06%	Record

Principal Holders and Control Persons of the Genworth PIMCO StocksPLUS Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	20,890,912	87.53%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	2,977,578	12.47%	Record

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Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	647,628	54.17%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	547,943	45.83%	Record

Principal Holders and Control Persons of the Genworth Goldman Sachs Enhanced Core Bond Index Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	15,294,131	87.53%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	2,178,393	12.47%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,952,790	53.45%	Record
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,700,617	46.55%	Record

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Principal Holders and Control Persons of the Genworth 40/60 Index Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	3,649,980	83.79%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	706,071	16.21%	Record

Principal Holders and Control Persons of the Genworth 60/40 Index Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	4,498,774	86.33%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	712,173	13.67%	Record

Principal Holders and Control Persons of the Genworth Moderate Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	4,350,108	86.71%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	666,648	13.29%	Record

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Principal Holders and Control Persons of the Genworth Growth Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	5,037,601	90.32%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	540,157	9.68%	Record

Genworth Enhanced Small Cap Index Fund

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	628,171	60.51%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	408,851	39.39%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	1,056	0.10%	Record

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Genworth Enhanced International Index Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	1,007,790	94.45%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	59.267	5.55%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Genworth Growth Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	734,775	58.58%	Record
U.S. Bank FBO Genworth Moderate Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	518,053	41.30%	Record
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Richmond, VA 23230-1716	1,581	0.12%	Record

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”).  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings, and for monitoring that the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff.  The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

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In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.  The Funds also post their respective portfolio holdings at www.Genworth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  The Trust’s Chief Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.  In addition to the service providers listed in this SAI, the specific entities to whom the Funds may provide portfolio holdings in advance of their release to the general public are: Abel/Noser and Russell Implementation Services.

Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Funds’ custodian, administrator, proxy voting vendor, consultants, legal counsel and independent registered public accounting firm as well as ratings agencies.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  In addition, because the Funds are managed using a multi-advisor approach, the Advisor will, from time to time, add or replace sub-advisors to the Funds.  In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming sub-advisor to allow the sub-advisor to implement as streamlined a transition as possible.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

The tables below identify the current Trustees and officers of the Trust, their ages, their present positions with the Trust, terms of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.   The address of all persons below is c/o Genworth Variable Insurance Trust, 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523.

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

David M. Dunford Year of Birth: 1949	Independent Trustee	Indefinite term Since 2008	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	19	Trustee, GPS Funds II (2011 – Present); Director, New England Bancorp (2006 – Present).

Paul S. Feinberg Year of Birth: 1942	Independent Trustee	Indefinite term Since 2008	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990 – 2005) and President, CitiStreet Funds, Inc. (2000 – 2005).	19	Trustee, GPS Funds II (2011 – Present); Director, Blue Fund Group (2006 – 2008).

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NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

John A. Fibiger Year of Birth: 1932	Independent Trustee	Indefinite term Since 2008	Retired.	20
Trustee, GPS Funds II (2011 – Present); Trustee, Genworth Financial Asset Management Funds (“GFAM”) (2006 – Present); Director, Fidelity Life Association (life insurance company) (2006 – Present); Director, Members Mutual Holding Co. (2008 – Present); Member, Executive Committee, Austin Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

Gurinder S. Ahluwalia (1) Year of Birth: 1965	Trustee	Indefinite term Since 2008	President & CEO of Genworth Financial Wealth Management (“GFWM”) (2009 –Present); Co-Chairman, GFWM (2008 – 2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006 –2008); President, CEO, GFAM (2004 – 2008); President and Chairman, Genworth Financial Asset Management Inc. (2004 – 2008).	20
GPS Funds II; GFAM; Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services Inc., and Genworth Financial Asset Management, Inc.

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NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

Carrie E. Hansen Year of Birth: 1970	President	Annually Renewed 1-Year term President since 2008
President, GPS Funds I (formerly, AssetMark Funds) (2007 – Present); President, GPS Funds II (2011 – Present); President, GFAM (2008 – Present); Senior Vice President and Chief Operations Officer, GFWM (2008 – Present); Chairman, Genworth Financial Trust Company (2008 –   Present); Senior Vice President and Managing Director, AssetMark Funds. (2007 – 2008); Treasurer and Chief Compliance Officer, GFAM (2007 –2008); Chief Compliance Officer, GPS Funds I (2005 – 2008); Treasurer, GPS  Funds I (2001 – 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004 – 2007).

				N/A	N/A

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NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

Christine Villas-Chernak Year of Birth: 1968	Deputy Chief Compliance Officer	Annually Renewed 1-Year term Since 2008
Deputy Chief Compliance Officer, GPS Funds I (formerly, AssetMark Funds) (2009 – Present) and GPS Funds II (2011 – Present); Secretary, GPS Funds I (2006 – Present), GPS Funds II (2011 – Present), GFAM (2009 – 2010) and GVIT (2008 – 2010); Senior Compliance Officer, GFWM (2005 – 2009); Fund Administration & Compliance Manager, GFWM (formerly AssetMark Investment Services, Inc.) (2004 –2005); Fund Administration & Compliance Specialist, GFWM, formerly AssetMark
Investment Services, Inc. (2002 – 2004).

				N/A	N/A
Deborah Djeu Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Annually Renewed 1-Year term Since 2008
Vice President, Chief
Compliance Officer,
AML Compliance
Officer, GPS Funds I (formerly, AssetMark Funds), GPS Funds II (2011 – Present) and GFAM (2008 – Present); Deputy Chief Compliance Officer, GPS Funds I (2007 – 2008); Compliance Manager, GE Money
 (2006 – 2007); Vice President, Wells Fargo Investments LLC
(2004 – 2006).

				N/A	N/A

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NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

Nadine Lucas Year of Birth: 1949	Secretary	Annually Renewed 1-Year term Since 2010	Senior Compliance Officer, GFWM (2008 – Present); President and Chief Compliance Officer, EAInvest Securities, Inc. (2001–2008).	N/A	N/A
Starr E. Frohlich Year of Birth: 1972	Vice President and Treasurer	Annually Renewed 1-Year term Since 2010
Vice President and Treasurer, GPS Funds I (formerly, AssetMark Funds), GPS Funds II (2011 – Present) and GFAM (2010 – Present); Director of Fund Administration, GFWM (2010 – Present); Vice President, U.S. Bancorp Fund Services, LLC (1997 – 2010).

				N/A	N/A
Robert J. Bannon Year of Birth: 1957	Vice President and Chief Risk Officer	Annually Renewed 1-Year term Since 2010
Vice President and Chief Risk Officer, GPS Funds I (formerly, AssetMark Funds), GPS Funds II (2011 – Present) and GFAM (2010 – Present); Senior Vice President and Chief Risk Officer, GFWM (2007 – Present); Senior Vice President and Chief Investment Officer, Bank of the West, formerly Sanwa Bank California (2000 – 2005).
				N/A	N/A

(1) Mr. Ahluwalia is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of GFWM or certain of its affiliates.

LEADERSHIP STRUCTURE, QUALIFICATIONS AND RESPONSIBILITIES OF THE BOARD OF TRUSTEES

The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds.  The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisor and subadvisors (where applicable), administrator, transfer agent, distributor and custodians.  The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general service provider oversight.

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Leadership Structure and the Board of Trustees.  The Board is currently composed of four Trustees, including three Trustees who are not “interested persons” of any Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). The other Trustee is affiliated with the Advisor.

The Board has appointed Mr. Ahluwalia to serve in the role of Chairman. Mr. Ahluwalia is the President and CEO of the Advisor.  The Independent Trustees have designated Mr. Fibiger as the Lead Independent Trustee.  The Lead Independent Trustee participates in the preparation of agendas for the Board meetings. The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Advisor, other service providers and counsel to the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  The Board’s leadership structure permits important roles for the President and CEO of the Advisor, who serves as Chairman of the Trust and oversees the Advisor’s day-to-day management of the Funds, and the Independent Trustees, through the designation of a Lead Independent Trustee and the participation of the other Independent Trustees.   In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating and Governance Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on governance and related issues.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman or Lead Independent Trustee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Oversight of Risk.  The Board oversees risk as part of its general oversight of the Funds. The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds. The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, the Advisor and the subadvisors; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with the Trust’s risk management personnel to discuss risks related to the Funds’ investments.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Board of Trustees has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust.  In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Trust’s accounting and financial reporting policies and practices, internal control over the Trust’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (4) to act as a liaison between the Trust’s independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually.  The Audit Committee is comprised of all of the Independent Trustees.  Mr. Fibiger is the Chairman of the Audit Committee.  During the fiscal year ended December 31, 2010, the Audit Committee met three times.

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Nominating and Governance Committee. The Nominating and Governance Committee is responsible for: (1) seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; (2) making recommendations to the Board regarding the composition of the Board and its committees; and (3) coordinating the process to assess Board effectiveness and developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees.  Mr. Feinberg is the Chairman of the Nominating and Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  The Nominating and Governance Committee meets as often as necessary or appropriate to discharge its functions, and reports its actions and recommendations to the Board on a regular basis.  During the fiscal year ended December 31, 2010, the Nominating and Governance Committee met four times.

Trustees’ Qualifications and Experience.  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Nominating and Governance Committee also does not set forth any specific qualifications. As noted above, a majority of the Board of Trustees are Independent Trustees. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Each Trustee’s ability to perform his duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.   Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David M. Dunford. Mr. Dunford has served as a Trustee since the Trust was established in 2008. Mr. Dunford has more than 30 years of investment experience in the insurance and investment management industries, including serving as chief investment officer. Mr. Dunford also serves on the board of a bank and in public office.

Paul S. Feinberg. Mr. Feinberg has served as a Trustee since the Trust was established in 2008. He serves as the current Chairman of the Nominating and Governance Committee. Mr. Feinberg has more than 30 years of experience in leadership and legal positions in the insurance and investment management industries, including serving as executive vice president and general counsel of a financial services company providing services to the retirement plan marketplace. Mr. Feinberg also served as president of a mutual fund group.

John A. Fibiger. Mr. Fibiger has served as a Trustee since the Trust was established in 2008. He serves as the current Chairman of the Audit Committee and as Lead Independent Trustee. He also serves as trustee of another mutual fund managed by the Advisor. Mr. Fibiger has more than 40 years of experience in the insurance industry, including senior management experience and financial and actuarial experience.

Gurinder S. Ahluwalia. Mr. Ahluwalia has served as a Trustee and Chairman since the Trust was established in 2008. He is President and CEO of the Advisor.

OWNERSHIP OF SHARES OF THE FUNDS

As of December 31, 2010, the officers and Trustees of the Trust, as a group, owned none of the outstanding shares of each of the Funds.

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OWNERSHIP IN THE FUNDS’ INVESTMENT ADVISOR, SUBADVISORS OR DISTRIBUTOR

As of December 31, 2010, the Independent Trustees did not own any securities issued by the Advisor, the Distributor or a subadvisor, or any company controlling, controlled by or under common control with the Advisor, the Distributor or a subadvisor.

COMPENSATION OF TRUSTEES

       Effective January 6, 2011, for their service as Trustees of the Trust and to another registrant in the GFWM Mutual Funds complex (GPS Funds II), the Independent Trustees receive an aggregate annual retainer fee of $55,000 per year and are compensated for attendance at meetings of Board as follows:  $3,500 for each quarterly Board meeting and associated Committee meetings (attended in person or by phone), $2,500 for each special Board or Committee meeting attended in person and $1,000 for each special Board or Committee meeting attended by phone.  Additionally, each Independent Trustee may be reimbursed for reasonable expenses incurred in connection with Trust business.  Each applicable Fund in the GFWM Mutual Funds complex pays a pro rata share of trustee compensation based on average net assets.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ending December 31, 2010.  Interested Trustees and Trust officers receive no compensation from the Trust for their service in such capacities.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FOR THE COMPLEX(1)

Gurinder S. Ahluwalia(2)	None	None	None	None
David M. Dunford	$45,000	None	None	$45,000
Paul S. Feinberg	$45,000	None	None	$45,000
John A. Fibiger	$45,000	None	None	$62,000

(1)
The GFWM Mutual Funds complex consists of the Trust, which currently offers for sale 13 funds registered with the SEC, the GPS Funds I, which currently offers for sale 7 funds registered with the SEC, the GPS Funds II, which currently offers for sale 6 funds registered with the SEC, and GFAM, which currently offers for sale one fund registered with the SEC.  In addition to the Trust and GPS Funds II, Mr. Fibiger also receives compensation for services performed as a trustee for GFAM.

(2)
Mr. Ahluwalia is considered to be an interested person of each investment company advised by GFWM, as defined under Section 2(a)(19) of the 1940 Act, due to his positions with the Genworth family of companies, and, accordingly, serves as  Trustee thereof without compensation.

CODES OF ETHICS

Federal law requires the Trust, each of its investment advisor, subadvisors, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust), subject to certain conditions.  Copies of the codes of ethics are on file with the SEC and are available to the public.

PROXY VOTING GUIDELINES

Federal law requires the Trust and each of its investment advisor and subadvisor to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.  The summary of such Proxy Voting Guidelines is attached as Appendix C to this SAI.  Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 (when available) may be obtained (1) without charge, upon request, by calling 800-352-9910 and (2) on the SEC's website at http://www.sec.gov.

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INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

The Trust pays the compensation of the Trustees who are not employees of Genworth or its affiliates, and all expenses (other than those assumed by the Advisor), including governmental fees, interest charges, taxes, investment advisory fees, and any Rule 12b-1 fees (for the Trust’s Service Shares); fees under the Trust’s Fund Administration and Transfer Agency Agreement which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants, and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders’ reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of shareholders’ meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.  The Trust reimburses the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trust who provide compliance services to the Trust.  The aggregate amount of all such reimbursements is determined by the Trustees.  The Advisor may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below.

INVESTMENT ADVISOR

Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California  94523.  GFWM is a wholly-owned, indirect subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company.  Genworth is a leading financial company with strong and expanding global operations.  Headquartered in Richmond, Virginia, Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, GFWM manages the Funds in accordance with the policies and procedures established by the Trustees.

GFWM manages the day-to-day investments of the assets of the Funds.  GFWM also pays the compensation of the officers of the Trust employed by GFWM and the compensation and expenses of the Trustees who are employed by GFWM and its affiliates.  GFWM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.  In addition, GFWM may pay, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.

The Advisory Agreement also specifically provides that GFWM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.  The Advisory Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.  The Advisory Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act.  It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Funds, or by either party, on not less than 60 days written notice. The Advisory Agreement further provides that GFWM may render similar services to others.

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Subject to the supervision of the Advisor and the Trustees, each subadvisor manages a Fund’s assets in accordance with such Fund’s investment objective and policies.  Each subadvisor shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

Each subadvisor provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement.  Each of the Subadvisory Agreements specifically provides that the subadvisor shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement.  After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust’s board of trustees or by shareholders in order to continue.  Each Subadvisory Agreement terminates automatically if it is assigned.  It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

Effective December 7, 2009, GFWM agreed to reduce its fee for advisory services provided under the Advisory Agreement by 0.25% for each Fund that is not a fund-of-funds, except the Genworth Goldman Sachs Enhanced Core Bond Index Fund, whose investment advisory fee was reduced by 0.35%.  GFWM receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the schedule in the following table:

FUND	INVESTMENT ADVISORY FEE

Genworth Calamos Growth Fund	0.75%

Genworth PYRAMIS® Small/Mid Cap Core Fund	0.60%

Genworth Davis NY Venture Fund	0.50%

Genworth Eaton Vance Large Cap Value Fund	0.50%

Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.45%

Genworth PIMCO StocksPLUS Fund	0.35%

Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.30%

With respect to the Funds of Funds, for services provided under the Advisory Agreement, GFWM receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

FUND	ASSETS	INVESTMENT ADVISORY FEE

Genworth Enhanced Small Cap Index Fund	All assets	0.075%

Genworth Enhanced International Index Fund	All Assets	0.075%

Genworth 40/60 Index Allocation Fund	All assets	0.10%

Genworth 60/40 Index Allocation Fund	All assets	0.10%

Genworth Moderate Allocation Fund	All assets	0.05%

Genworth Growth Allocation Fund	All assets	0.05%

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LIMITATION OF FUND EXPENSES

In the interest of limiting the expenses of the Funds, the Advisor has entered into Expense Limitation Agreements with the Trust, on behalf of the Funds (the “Expense Limitation Agreements”).  Pursuant to the Expense Limitation Agreements, the Advisor has contractually agreed with the Trust, at least through May 1, 2012, to waive its advisory (management) fees and, if necessary, to assume as its own expense certain expenses otherwise payable by a Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed a specified percentage of average daily net assets, as shown in the following table.

With respect to the Funds, the Advisor may request and receive reimbursement from the Funds for the fees waived and/or expenses assumed by the Advisor pursuant to the Expense Limitation Agreements at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the net annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreements. No reimbursement will be made by a Fund unless the payment of such reimbursement is made no more than three years from the month in which the corresponding waiver or expense assumption was made. The Expense Limitation Agreements may cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such reimbursement. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously assumed by the Advisor is not permitted.

Fund	Expense Limitation
Genworth Calamos Growth Fund	0.90%

Genworth PYRAMIS® Small/Mid Cap Core Fund	0.75%

Genworth Davis NY Venture Fund	0.65%

Genworth Eaton Vance Large Cap Value Fund	0.65%

Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.60%

Genworth PIMCO StocksPLUS Fund	0.50%

Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.45%

Genworth Enhanced Small Cap Index Fund	0.27%

Genworth Enhanced International Index Fund	0.28%

Genworth 40/60 Index Allocation Fund	0.18%

Genworth 60/40 Index Allocation Fund	0.18%

Genworth Moderate Allocation Fund	0.14%

Genworth Growth Allocation Fund	0.12%

INVESTMENT ADVISORY FEES

The following table shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Advisor for the fiscal years shown.

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	Advisory Fees Accrued	Waived Fees and/or Reimbursed expenses by Advisor	Net Fees paid to the Advisor
Genworth Calamos Growth Fund
Year Ended December 31, 2008*	$12,088	$58,593	$0
Year Ended December 31, 2009	$55,154	$44,893	$10,261
Year Ended December 31, 2010	$274,213	$86,980	$187,223

Genworth PYRAMIS® Small/Mid Cap Core Fund
Year Ended December 31, 2008*	$37,062	$64,659	$0
Year Ended December 31, 2009	$230,415	$69,629	$160,786
Year Ended December 31, 2010	$331,468	$173,091	$158,377

Genworth Davis NY Venture Fund
Year Ended December 31, 2008*	$6,788	$60,536	$0
Year Ended December 31, 2009	$41,060	$57,355	$0
Year Ended December 31, 2010	$61,537	$84,963	$0

Genworth Eaton Vance Large Cap Value Fund
Year Ended December 31, 2008*	$79,329	$86,837	$0
Year Ended December 31, 2009	$512,170	$101,277	$410,893
Year Ended December 31, 2010	$307,695	$114,452	$193,243

Genworth Legg Mason ClearBridge Aggressive Growth Fund
Year Ended December 31, 2008*	$87,048	$82,608	$4,440
Year Ended December 31, 2009	$563,160	$78,872	$484,288
Year Ended December 31, 2010	$272,063	$104,943	$167,120

Genworth PIMCO StocksPLUS Fund
Year Ended December 31, 2008*	$101,538	$159,399	$0
Year Ended December 31, 2009	$650,062	$203,349	$446,713
Year Ended December 31, 2010	$690,897	$412,263	$278,634

Genworth Goldman Sachs Enhanced Core Bond Index Fund
Year Ended December 31, 2008*	$67,594	$89,076	$0
Year Ended December 31, 2009	$432,883	$134,615	$298,268
Year Ended December 31, 2010	$530,179	$336,755	$193,424

Genworth Enhanced Small Cap Index Fund
Year Ended December 31, 2009**	$1	$1,256	$0
Year Ended December 31, 2010	$2,362	$66,292	$0

Genworth Enhanced International Index Fund
Year Ended December 31, 2009**	$2	$1,268	$0
Year Ended December 31, 2010	$17,425	$111,653	$0

Genworth 40/60 Index Allocation Fund
Year Ended December 31, 2009**	$3	$1,356	$0
Year Ended December 31, 2010	$16,685	$148,457	$0

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	Advisory Fees Accrued	Waived Fees and/or Reimbursed expenses by Advisor	Net Fees paid to the Advisor
Genworth 60/40 Index Allocation Fund
Year Ended December 31, 2009**	$8	$1,922	$0
Year Ended December 31, 2010	$16,533	$144,176	$0

Genworth Moderate Allocation Fund
Year Ended December 31, 2009**	$7	$1,709	$0
Year Ended December 31, 2010	$8,116	$150,829	$0

Genworth Growth Allocation Fund
Year Ended December 31, 2009**	$0	$1,233	$0
Year Ended December 31, 2010	$7,693	$151,816	$0

* The Fund commenced operations on September 4, 2008.
** The Fund commenced operations on December 9, 2009.

Waived fees and/or reimbursed expenses subject to potential recovery by the Advisor by year of expiration are as follows:

	Year of Expiration 2011	Year of Expiration 2012	Year of Expiration 2013
Genworth Calamos Growth Fund	$58,593	$44,893	$86,980
Genworth PYRAMIS® Small/Mid Cap Core Fund	$64,466	$69,821	$173,091
Genworth Davis NY Venture Fund	$60,536	$57,355	$84,963
Genworth Eaton Vance Large Cap Value Fund	$82,977	$105,137	$114,452
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$62,182	$99,297	$104,943
Genworth PIMCO StocksPLUS Fund	$144,557	$218,191	$412,263
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$84,493	$134,615	$341,338
Genworth Enhanced Small Cap Index Fund	–	–	$52,100
Genworth Enhanced International Index Fund	–	–	$97,472
Genworth 40/60 Index Allocation Fund	–	$24,124	$125,689
Genworth 60/40 Index Allocation Fund	–	$24,689	$121,409
Genworth Moderate Allocation Fund	–	$24,477	$128,061
Genworth Growth Allocation Fund	–	$24,001	$129,048

SUBADVISORS

The subadvisors, as indicated below, for each of the Funds advised by the Advisor are as follows:

FUND	SUBADVISOR(S)

Genworth Calamos Growth Fund	Calamos Advisors LLC1

Genworth PYRAMIS® Small/Mid Cap Core Fund	Pyramis Global Advisors, LLC2

Genworth Davis NY Venture Fund	Davis Selected Advisers, L.P.3

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FUND	SUBADVISOR(S)

Genworth Eaton Vance Large Cap Value Fund	Eaton Vance Management4

Genworth Legg Mason ClearBridge Aggressive Growth Fund	ClearBridge Advisors, LLC5

Genworth PIMCO StocksPLUS Fund	Pacific Investment Management Company LLC6

Genworth Goldman Sachs Enhanced Core Bond Index Fund	Goldman Sachs Asset Management, L.P.7

1
Calamos Advisors LLC (“Calamos”), located at 2020 Calamos Court, Naperville, Illinois 60563, is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

Pyramis Global Advisors, LLC (“Pyramis”) is located at 900 Salem Street, Smithfield, Rhode Island 02917. Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).

Pyramis is a registered service mark of FMR LLC. Used under license.

3
Davis Selected Advisers (“Davis”) is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.  Davis Investments, LLC, an entity controlled by Christopher C. Davis is Davis’ sole general partner.  Christopher C. Davis is Chairman of Davis and, as the sole member of the general partner, controls Davis.

4	Eaton Vance Management, Two International Place, Boston, Massachusetts 02110, is a wholly-owned subsidiary of Eaton Vance Corp.

5	ClearBridge Advisors, LLC, 620 Eighth Avenue, New York, New York 10018, is a wholly-owned subsidiary of Legg Mason, Inc.

6	Pacific Investment Management Company LLC (“PIMCO”) is located at 840 Newport Center Drive, Newport Beach, California 92660.

7	Goldman Sachs Asset Management, L.P. is located at 200 West Street, New York, New York 10282. GSAM is an affiliate of Goldman, Sachs & Co.

Subject to the supervision of the Advisor and the Trustees, each subadvisor manages the assets of the Funds as listed above in accordance with the Fund’s investment objectives and policies.  Each subadvisor makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities.  For the investment management services they provide to the Funds, the subadvisors receive annual fees from the Advisor, calculated at an annual rate based on the average daily net assets of the funds.  For the fiscal years ended December 31, 2010 and 2009, the following fees, as a percentage of such Fund’s average daily net assets, were paid to the subadvisors:

	Fiscal Year Ended December 31, 2010		Fiscal Year Ended December 31, 2009
Fund*	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts

Genworth Calamos Growth Fund	0.625%	$228,511	0.625%	$35,196
Genworth PYRAMIS® Small/Mid Cap Core Fund (formerly the Genworth Columbia Mid Cap Value Fund)*	0.49%	$268,529	0.50%	$138,611
Genworth Davis NY Venture Fund	0.40%	$49,229	0.40%	$22,570
Genworth Eaton Vance Large Cap Value Fund	0.40%	$246,156	0.40%	$280,096
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.35%	$211,605	0.35%	$289,347
Genworth PIMCO StocksPLUS Fund	0.25%	$493,498	0.25%	$279,193

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Fund*	Fiscal Year Ended December 31, 2010		Fiscal Year Ended December 31, 2009
Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly the Genworth Western Asset Management Core Plus Fixed Income Fund)**	0.20%	$353,453	0.29%	$202,496

*       Prior to November 19, 2010, Columbia Management Investment Advisers, LLC (“Columbia Management”) located at 100 Federal Street, Boston, Massachusetts 02110 was the primary subadvisor to the Genworth PYRAMIS® Small/Mid Cap Core Fund (formerly, Genworth Columbia Mid Cap Value Fund).  Columbia Management is a wholly-owned subsidiary of Ameriprise Financial, Inc.  Effective November 19, 2010, Pyramis serves as subadvisor to the Genworth PYRAMIS® Small/Mid Cap Core Fund.  For the period from January 1, 2010 to November 19, 2010, the Advisor paid fees of $237,750 to Columbia Management, and from November 20, 2010 to December 31, 2010, the Advisor paid fees of $30,779 to Pyramis.

**       Prior to December 7, 2009, Western Asset Management Company (“Western”) located at 385 East Colorado Boulevard, Pasadena, California 91101, and was the primary subadvisor to the Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund).  Western Asset Management Company Limited (“WAML”) located at 10 Exchange Square, Primrose Street, London EC2A2EN, United Kingdom provided investment advice regarding the portion of the Fund that was invested in non-U.S. dollar denominated investments.  Western and WAML are each wholly-owned subsidiaries of Legg Mason, Inc.  Effective December 7, 2009, GSAM serves as subadvisor to the Genworth Goldman Sachs Enhanced Core Bond Index Fund.  For the period from January 1, 2009 to December 6, 2009, the Advisor paid fees of $191,250 to Western and WAML, and from December 7, 2009 to December 31, 2009, the Advisor paid fees of $11,246 to Goldman.

MANAGER-OF-MANAGERS STRUCTURE

The Advisor and the Trust rely on an exemptive order from the SEC for a manager-of-managers structure which allows the Advisor to hire, replace or terminate subadvisors (other than subadvisors affiliated with GFWM) without the approval of shareholders.  The order also allows the Advisor to revise a subadvisory agreement without shareholder approval.  If a subadvisor is hired, the change will be communicated to shareholders within 90 days of such change, and the change will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Advisor. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

The Advisor provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisors for the Fund and thereafter monitoring the performance of each subadvisor through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisor.  The Advisor has responsibility for communicating performance expectations and evaluations to the subadvisor and ultimately recommending to the Trust’s Board of Trustees whether the subadvisor’s contract should be renewed, modified or terminated; however, the Advisor does not expect to recommend frequent changes of subadvisors.  The Advisor will regularly provide written reports to the Trust’s Board of Trustees regarding the results of their evaluation and monitoring functions. Although the Advisor will monitor the performance of the subadvisors, there is no certainty that the subadvisors or the Funds will obtain favorable results at any given time.

PORTFOLIO MANAGERS

Appendix B contains the following information regarding each of the portfolio managers identified in the Funds’ prospectus: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.

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DISTRIBUTOR

Capital Brokerage Corporation (“CBC”) is the Funds’ distributor pursuant to a Distribution Agreement.  CBC offers the Funds’ shares on a continuous basis.  CBC is located at 6620 West Broad Street, Building 2, Richmond, VA 23230.  CBC is a wholly owned subsidiary of Genworth Financial.

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT

For Service Shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act and has entered into an Administrative Services Agreement.  The Distribution Plan permits the Service Shares of the Funds to compensate CBC, as the Funds’ principal underwriter, or insurance companies that issue variable contracts that invest in the Funds, for the distribution of the Funds’ shares.  Each Fund pays 0.25% of the Service Shares’ average daily net assets per year for such distribution, although actual distribution expenses incurred by such parties may be more or less.

As required by Rule 12b-1, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan (the “Independent Trustees”), approved the Distribution Plan.  The Distribution Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  The Distribution Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable.  Any change in the Distribution Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval.  The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred.  All agreements with any person relating to the implementation of the Distribution Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares.  The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.  The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Distribution Plan should be implemented or continued.  In addition the Trustees in approving the Distribution Plan as to a Fund must determine that there is a reasonable likelihood that the Distribution Plan will benefit such Fund and its shareholders.

The Board of Trustees of the Trust believes that the Distribution Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets.  As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per Share may be improved.

CBC may from time to time enter into Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above.  CBC or an affiliate of CBC does pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

For the fiscal year ended December 31, 2010, the following amounts were paid pursuant to the Plan:

	12b-1 Expenses Paid
Fund name	Advertising/ Marketing	Printing/ Postage	Payments to Distributor	Payments to broker-dealers	Compensation to sales personnel	Interest, carrying or other finance charges	Other
Genworth Calamos Growth Fund	$0	$0	$87,043	$0	$0	$0	$0
Genworth PYRAMIS® Small/Mid Cap Core Fund	$0	$0	$131,550	$0	$0	$0	$0

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Genworth Davis NY Venture Fund	$0	$0	$23,699	$0	$0	$0	$0
Genworth Eaton Vance Large Cap Value Fund	$0	$0	$148,836	$0	$0	$0	$0
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$0	$0	$146,869	$0	$0	$0	$0
Genworth PIMCO StocksPLUS Fund	$0	$0	$486,429	$0	$0	$0	$0
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$0	$0	$416,472	$0	$0	$0	$0
Genworth Enhanced Small Cap Index Fund	$0	$0	$0	$0	$0	$0	$0
Genworth Enhanced International Index Fund	$0	$0	$49,479	$0	$ 0	$0	$0
Genworth 40/60 Index Allocation Fund	$0	$0	$41,715	$0	$0	$0	$0
Genworth 60/40 Index Allocation Fund	$0	$0	$41,332	$0	$0	$0	$0
Genworth Moderate Allocation Fund	$0	$0	$40,582	$0	$0	$0	$0
Genworth Growth Allocation Fund	$0	$0	$38,468	$0	$0	$0	$0

Effective December 7, 2009, the Trust has entered into an Amended and Restated Administrative Services Agreements with Genworth Life and Annuity Insurance Company ("GLAIC") and Genworth Life Insurance Company of New York (“GLICNY”).  The administrative services provided under the Agreement include but are not limited to: (i) maintaining a record of share purchases to assist transfer agent in recording issuance of shares; (ii) performing miscellaneous account services to assist transfer agent in recording transfers of shares (via net purchase orders); (iii) reconciling and balancing of the separate account at the Fund level in the general ledger and reconciliation of cash accounts at general account; (iv) determining net amount of cash flow into Fund; (v) reconciling and depositing of receipts at Fund and confirmation thereof; (vi) determining net amount required for redemptions by Fund; (vii)  notifying of  Fund of cash required to meet payments for redemption; (viii) telephone support for contract owners with respect to inquiries about the Service Class shares of the Funds (not including information about performance or related to sales) available in the contracts; and (ix) delivering of current prospectuses, reports, proxies and other informational materials to contract owners.  In consideration for providing such administrative support services, GLAIC and GLICNY will receive a fee computed at the annual rate of up to 0.25% of the average daily net assets of the Service shares of each Fund (as applicable).

For the fiscal years ended December 31, 2010 and 2009, the following amounts were paid pursuant to the agreements with GLAIC and GLICNY.  No payments were made to GLAIC and GLICNY for the fiscal year ended December 31, 2008, as the Amended and Restated Administrative Services Agreements with those entities had not yet been established.

Fund name	Fiscal Year Ended December 31, 2010	Fiscal Year Ended December 31, 2009
Genworth Calamos Growth Fund*	$87,043	$1,159
Genworth PYRAMIS® Small/Mid Cap Core Fund*	$131,550	$5,226
Genworth Davis NY Venture Fund*	$23,699	$1,257
Genworth Eaton Vance Large Cap Value Fund*	$148,836	$13,020
Genworth Legg Mason ClearBridge Aggressive Growth Fund*	$146,869	$15,555
Genworth PIMCO StocksPLUS Fund*	$486,429	$20,013
Genworth Goldman Sachs Enhanced Core Bond Index Fund*	$416,472	$12,876

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	Fiscal Year Ended December 31, 2010	Fiscal Year Ended December 31, 2009
Genworth Enhanced Small Cap Index Fund**	$0	$0
Genworth Enhanced International Index Fund**	$49,479	$0
Genworth 40/60 Index Allocation Fund**	$41,715	$8
Genworth 60/40 Index Allocation Fund**	$41,332	$21
Genworth Moderate Allocation Fund**	$40,582	$33
Genworth Growth Allocation Fund**	$38,468	$2

* The Fund commenced operations on September 4, 2008.
** The Fund commenced operations on December 9, 2009.

FUND ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENCY SERVICES

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; and preparation, mailing and filing of reports.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, performing securities valuations and, from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

For the fiscal years ended December 31, 2010, 2009 and 2008, the Funds paid the following amounts to USBFS for administrative services:

Fund	2010	2009	2008
Genworth Calamos Growth Fund*	$31,440	$4,307	$719
Genworth PYRAMIS® Small/Mid Cap Core Fund*	$49,435	$20,541	$838
Genworth Davis NY Venture Fund*	$14,279	$4,424	$445
Genworth Eaton Vance Large Cap Value Fund*	$54,237	$52,206	$1,497
Genworth Legg Mason ClearBridge Aggressive Growth Fund*	$54,103	$61,266	$1,693
Genworth PIMCO StocksPLUS Fund*	$166,596	$82,753	$2,429
Genworth Goldman Sachs Enhanced Core Bond Index Fund*	$149,003	$51,518	$1,627
Genworth Enhanced Small Cap Index Fund**	$3,272	$1	$0
Genworth Enhanced International Index Fund**	$15,056	$1	$0
Genworth 40/60 Index Allocation Fund**	$17,129	$3	$0
Genworth 60/40 Index Allocation Fund**	$16,369	$12	$0
Genworth Moderate Allocation Fund**	$16,150	$9	$0
Genworth Growth Allocation Fund**	$15,599	$1	$0

* The Fund commenced operations on September 4, 2008.
** The Fund commenced operations on December 9, 2009.

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CUSTODIAN

       U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds, as well as the Funds’ Foreign Custody Manager (the “Custodian”), pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”).  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust’s legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, serves as independent registered public accounting firm for the Trust.

BROKERAGE ALLOCATIONS

Each Fund’s Advisor or subadvisor is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States.  In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price.  This spread is the dealer’s profit.  In underwritten offerings, the price includes a disclosed, fixed commission or discount.  Most short term obligations are normally traded on a “principal” rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction (i.e., execution at the most favorable prices and in the most effective manner possible).  “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service.  Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided.  Both the Advisor and the subadvisors have complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the Advisor or a subadvisor.  In placing orders with such broker-dealers, the Advisor or subadvisor will, where possible, take into account the comparative usefulness of such information.  Such information is useful to the Advisor or subadvisor even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Advisor’s or subadvisor’s normal research activities or expenses.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the Advisor or subadvisor or by an affiliated company thereof.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are executed only when the Advisor or subadvisor believes that to do so is in the interest of the Fund.  When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

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In purchasing and selling investments for the Funds, it is the policy of each of the Advisor and subadvisors to obtain best execution at the most favorable prices through responsible broker-dealers.  The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These considerations are judgmental and are weighed by the Advisor or subadvisor in determining the overall reasonableness of securities executions and commissions paid.  In selecting broker-dealers, the Advisor or subadvisor will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.

The Advisor and each subadvisor may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided.  Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information.  Any such research and other information provided by brokers to an Advisor or subadvisor is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be.  The fees paid to the Advisor and subadvisors pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services.  The research services provided by broker-dealers can be useful to the Advisor or a subadvisor in serving their other clients.  All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services.  The Advisor and subadvisors are prohibited from considering the broker-dealers sale of shares of any Fund for which it serves as investment Advisor or subadvisor, except as may be specifically permitted by law.

Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Genworth Financial, Inc.  However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.

Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC.  However, each Fund may purchase securities from underwriting syndicates of which a subadvisor or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

        Each Fund contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act.  Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission.  Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the Advisor or the appropriate subadvisor, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers.  The Advisor and subadvisors do not deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction.  However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

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For the fiscal years ended December 31, 2010, 2009 and 2008, the Funds paid the following brokerage commissions:

	Total Brokerage Fees Paid	Total Brokerage Fees Paid	Total Brokerage Fees Paid
Fund	2010	2009	2008
Genworth Calamos Growth Fund	$45,996	$4,410	$3,042 (1)
Genworth PYRAMIS® Small/Mid Cap Core Fund	$154,169	$46,776	$17,411(1)
Genworth Davis NY Venture Fund	$6,716	$3,950	$2,510 (1)
Genworth Eaton Vance Large Cap Value Fund	$51,377	$68,038	$35,890 (1)
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$34,436	$9,243	$35,128 (1)
Genworth PIMCO StocksPLUS Fund	$35,013	$22,581	$1,996 (1)
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$71	$7,479	$705 (1)
Genworth Enhanced Small Cap Index Fund	$3,250	$8(2)	$0
Genworth Enhanced International Index Fund	$11,813	$18(2)	$0
Genworth 40/60 Index Allocation Fund	$7,507	$15(2)	$0
Genworth 60/40 Index Allocation Fund	$8,777	$73(2)	$0
Genworth Moderate Allocation Fund	$0	$0(2)	$0
Genworth Growth Allocation Fund	$0	$0(2)	$0

(1)   The brokerage fees paid are for the period September 4, 2008 (commencement of operations) through December 31, 2008.
(2)    The brokerage fees paid are for the period December 9, 2009 (commencement of operations) through December 31, 2009.

The Genworth Calamos Growth Fund experienced an increase in brokerage commissions paid in the fiscal year ended December 31, 2010 over those paid in December 31, 2009, due to an increase in Fund assets.  The Genworth PYRAMIS® Small/Mid Cap Core Fund experienced an increase in brokerage commissions paid in the fiscal year ended December 31, 2010 over those paid in December 31, 2009, due to a re-positioning of the Fund’s portfolio following the change in the Fund’s name, principal investment strategy and subadvisor, as well as an overall increase in the Fund’s assets.

For the fiscal year ended December 31, 2010, the Funds paid the following brokerage commissions to brokers who also provided research services:

	Commissions Paid for Soft- Dollar Arrangements	Dollar Value of Securities Traded
Fund
Genworth Calamos Growth Fund	$987	$4,617,357
Genworth PYRAMIS® Small/Mid Cap Core Fund	$15,568	$47,432,155
Genworth Davis NY Venture Fund	$0	$0
Genworth Eaton Vance Large Cap Value Fund	$1,778	$5,840,455
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$14,208	$17,223,536
Genworth PIMCO StocksPLUS Fund	$0	$0
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$0	$0
Genworth Enhanced Small Cap Index Fund	$0	$0
Genworth Enhanced International Index Fund	$0	$0
Genworth 40/60 Index Allocation Fund	$0	$0
Genworth 60/40 Index Allocation Fund	$0	$0
Genworth Moderate Allocation Fund	$0	$0
Genworth Growth Allocation Fund	$0	$0

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The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  The following tables identify, for each applicable Fund, those brokers or dealers and the value of that Fund’s aggregate holdings of the securities of each such issuer as of the fiscal year ended December 31, 2010.

Genworth PIMCO StocksPLUS Fund
Broker-Dealer	Aggregate Value
JPMorgan Chase	$23,705,526
Citigroup	$930,284
Goldman Sachs	$852,097
Morgan Stanley	$667,829

PURCHASES, REDEMPTIONS, EXCHANGES AND PRICING OF SHARES

An insurance company purchases shares of the Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts.  For certain of the Funds, shares may also be sold to certain funds of funds.  The Funds may reject any order to buy shares and may suspend the sale of shares at any time.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.  Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

The offering price for orders for shares is based upon the NAV per share calculated as of the next close of regular trading on the Exchange following the receipt of the order.  For orders placed after the close of regular trading on the Exchange or on a day on which the Exchange is not open for trading the offering price is based upon the NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV per share of a class of a Fund is calculated by adding the value of all assets of the Fund attributable to that share class, deducting all liabilities of the Fund attributable to that share class, and dividing by the number of outstanding shares of that share class of the Fund, the result being adjusted to the nearest cent.

The NAV of a share class of each Fund is determined by subtracting the liabilities of the Fund attributable to that class from the value of its assets attributable to that class (chiefly composed of investment securities).  The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding.  The Underlying Funds may reject any order to buy shares and may suspend the sale of shares at any time.

Genworth Financial, Inc. and its affiliates that are investors in Service Shares of a Fund have a right to exchange their Service Shares for Institutional Shares of the same Fund because for those entities the distribution and administrative service fees paid for the Services Shares are not warranted in light of the nature of the investor and the lack of sales and administrative activity associated with such investments.

The NAV per share of each class of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4:00 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines).  However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.  The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other days when the New York Stock Exchange is closed.  Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.

Securities for which market quotations are readily available are valued at current market value as of Valuation Time.  Valuation Time is the time of the close of regular trading on the New York Stock Exchange (usually 4:00 P.M. Eastern Time).  Equity securities are valued at the last quoted sale price, or if there is no quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

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Debt and other fixed income securities (other than short-term obligations) are valued at the mean between the bid and ask price by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust.  Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be “short-term” and are valued at amortized cost which approximates market value.  The pricing service activities and results are reviewed by an officer of the Trust.

The pricing service activities and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment advisor or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees.  Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds that hold foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time.  Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value.  When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Foreign Equity Fund.  When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies.  Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust’s transfer agent, USBFS.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

Each share of a particular class of a Fund represents a proportionate interest in the assets attributable to that share class of that Fund.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares so long as such division or combination does not materially change the proportionate beneficial interests in the Trust.  The Trustees also have authority to classify and reclassify any series into one or more classes.  The Trustees may also cause the Trust to create and issue shares of new funds and share classes.  As of the date of this Statement of Additional Information, the Trust offers two classes of shares:  Institutional and Service.  Shares of each class of a Fund participate equally in the earnings, dividends, and assets allocated to the particular share class of that Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

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A holder of shares of the Trust has an interest only in the assets attributable to the shares of the class of the Fund.  In the event of liquidation of a Fund, Institutional Shares of the Fund will share pro rata in the distribution of the net assets allocated to the Institutional Shares of such Fund and Service Shares of the Fund will share pro rata in the distribution of the net assets allocated to the Service Shares of such Fund.  All shares are without par value and, when issued and paid for, are fully paid and nonassessable by the Trust.  Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus applicable to such shares, but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held.  Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders.  Generally, the Declaration of Trust may not be amended without the affirmative vote of a majority of the outstanding voting securities of the Trust.

Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and nonassessable.  In regard to the termination of the Trust, sales of assets, or changes to a Fund’s investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal.  However, shares of all Funds vote together, and not by Fund, in the election of Trustees.  If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.  For the election of Trustees only a plurality is required.

The 1940 Act requires that when more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series.  In addition, Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company (such as the Trust) shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter.  Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series.  However, Rule 18f-2 excepts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

SHAREHOLDER INQUIRIES

All inquiries regarding the Trust should be directed to the Trust at 6610 West Broad Street, Richmond, Virginia 23230 or by calling toll-free (800) 352-9910.

TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to herein as a “RIC”) under Subchapter M of the Code. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gain it distributes.  Each Fund intends to distribute annually all of its investment company taxable income and realized net capital gains (reduced by available capital loss carryforwards) and therefore does not expect to pay federal income tax, although in certain circumstances, a Fund may determine that it is in the interest of shareholders (insurance company separate accounts) to distribute less than that amount.  The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to contract owners.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

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In order to qualify for treatment as a regulated investment company, a Fund must satisfy the following requirements:

(1)           Distribution Requirement — a Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

(2)           Income Requirement — a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

(3)           Asset Diversification Test — a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements.  In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on a Fund’s income and performance.

A Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.  In addition, any such under-distribution of income might cause the Fund to fail to satisfy the Income Requirement and thereby not qualify as a regulated investment company for such taxable year.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more.

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POSSIBLE TAX RECLASSICATION OF FUNDS

The Advisor may recommend to the Board of Trustees from time to time that one or more of the Funds change their tax classification in order to be taxed as partnerships or disregarded entities rather than as regulated investment companies for federal income tax purposes. A Fund taxed as a partnership or disregarded entity is not subject to income tax, and any income, gains, losses, deductions, and credits of the Fund would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the Fund and retain the same character for federal income tax purposes.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid a 4% federal excise tax, the Code requires a Fund classified as a regulated investment company to distribute to its shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% (or 98.2% beginning January 1, 2011) of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.  For purposes of determining whether a Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund are disregarded as long as the investment does not exceed $250,000.  Under the Regulated Investment Company Modernization Act of 2010 (“RIC Modernization Act”), permitted shareholders now include other RICs eligible for the exemption (e.g., insurance-dedicated funds-of-funds).  If a Fund fails to qualify for the exemption, the Fund intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

DEFERRAL OF LATE YEAR LOSSES

For taxable years of a Fund beginning after December 22, 2010, a Fund classified as a regulated investment company may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year.  A “qualified late year loss” includes:

•	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

•
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.  Special rules apply to a Fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.  For taxable years of a Fund beginning on or before December 22, 2010, a Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

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CONSENT DIVIDENDS

A Fund classified as a regulated investment company may utilize consent dividend provisions of Section 565 of the Code to make distributions.  Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

MULTI-CLASS FUNDS

Funds with multiple classes calculate dividends and capital gain distributions the same way for each class.  The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees or other class specific fees.

SPECIAL RULES APPLICABLE TO VARIABLE CONTRACTS

Regardless of whether classified as a regulated investment company, partnership or disregarded entity, each Fund is subject to the asset diversification requirements under Section 817(h) of the Code applicable to insurance company separate accounts and their underlying funding vehicles.  Each Fund intends to comply with these requirements.  If these requirements are not met, or under other limited circumstances, it is possible that the contract owners, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter (after the first anniversary of a segregated asset account), a Fund in which a segregated asset account is invested must either (a) be qualified as a “regulated investment company” and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities.

Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company (such as a Fund), partnership or grantor trust (the look-through rule should similarly apply to a disregarded entity).  Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company or partnership) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account.  Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if

•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•	Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in the offering documents, all the beneficial interests in the Funds are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Funds is available solely through the purchase of a variable contract.  Accordingly, under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817-5(f), the investing segregated asset account is treated as owning a pro rata portion of each asset of a Fund in which it invests for purposes of determining whether the segregated asset account is adequately diversified.

In addition, a contract owner should not be able to direct a Fund’s investment in any particular asset so as to avoid the prohibition on investor control.  The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

79

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of the contract.

OTHER TAX CONSEQUENCES

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

A Fund may be subject to foreign withholding taxes on income from certain foreign securities.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes on a Fund and/or its shareholders.  Any foreign withholding taxes could reduce a Fund’s distributions paid to its shareholders.

PFIC Securities.  The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be PFICs.  In general, a PFIC is any foreign corporation where 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC securities, a Fund classified as a regulated investment company intends to mark-to-market these securities and will recognize any gains at the end of its fiscal year.  In the case of marketable stock in a PFIC, a Fund not classified as a regulated investment company might be eligible to also make a mark-to-market election and recognize any gains at the end of its fiscal year.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or the Fund is otherwise unable to make a mark-to-market election, then the Fund (or its shareholders in the case of a Fund classified as a partnership or disregarded entity) may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares.  Additional charges in the nature of interest may be imposed on a Fund (or its shareholders in the case of a Fund classified as a partnership or disregarded entity) in respect of deferred taxes arising from such distributions or gains.

INVESTMENTS IN COMPLEX SECURITIES

A Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether gains or losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, defer a Fund’s ability to recognize losses, and subject a Fund to U.S. federal income tax on income from certain of a Fund’s foreign investments.  In turn, these rules may affect the amount, timing and/or tax character of a Fund’s income and, in turn, of the income distributed to its shareholders.

CAPITAL LOSS CARRYFORWARDS

A Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the RIC Modernization Act, if a Fund classified as a regulated investment company has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Modernization Act), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, a Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.

80

	Capital losses expiring 12/31/18	Capital losses expiring 12/31/17
Genworth Davis NY Venture Fund	$—	$131,836
Genworth Enhanced International Index Fund	$4,106,811	$—

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATION

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

TAX CONSEQUENCES TO VARIABLE CONTRACT OWNERS

For federal income tax purposes, the owners of variable contracts are not the shareholders of a Fund.  Rather, the insurance company separate accounts are the shareholders.  Therefore, no discussion is included herein concerning federal income tax consequences for the owners of the contracts.  For information concerning the federal income tax consequences to any such owner, see the prospectus relating to the applicable contract.

This discussion of “Tax Status,” “Other Tax Consequences” and “Tax Consequences to Variable Contract Owners” is for general information only and is not intended or written to be used as tax advice.  The tax consequences for variable contract owners and qualified plan participants will depend on the provisions of the variable contracts or qualified plan through which they are invested in shares of the Funds.  Please refer to the prospectus for the variable contracts and governing documents for the qualified plans for more information.

FINANCIAL STATEMENTS

The Funds’ financial statements for the fiscal year ended December 31, 2010 are incorporated herein by reference to the Funds’ Annual Report dated December 31, 2010.  A copy of the Annual Report may be obtained without charge by calling or writing to the Trust at the address on the cover of this SAI.

81

APPENDIX A - DEBT RATINGS

STANDARD & POOR’S DEBT RATINGS

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.  This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -
Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-
Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -
Debt rated ‘BB’ is less vulnerable to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -
Debt rated ‘B’ has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -
Debt rated ‘CCC’ is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D -
Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY’S LONG-TERM DEBT RATINGS

Aaa -
Bonds which are rated ‘Aaa’ are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -
Bonds which are rated ‘Aa’ are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A -
Bonds which are rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -
Bonds which are rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -
Bonds which are rated ‘Ba’ are judged to have speculative elements; their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B -
Bonds which are rated ‘B’ generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -	Bonds which are rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -	Bonds which are rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -	Bonds which are rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STATE AND MUNICIPAL NOTES

Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:

MIG-1 -
Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2 -	Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3 -
Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade.  Market access for refinancing, in particular, is likely to be less well established.

FITCH IBCA INFORMATION SERVICES, INC.  BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security.  The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security.  Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable.  Fitch does not audit or verify the truth or accuracy of such information.  Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA
Bonds considered to be investment grade and representing the lowest expectation of credit risk.  The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA
Bonds considered to be investment grade and of very high credit quality.  This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A
Bonds considered to be investment grade and represent a low expectation of credit risk.  This rating indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB
Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB
Bonds are considered speculative.  This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B
Bonds are considered highly speculative.  This rating indicates that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C
Bonds are considered a high default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A ‘CC’ rating indicates that default of some kind appears probable.  ‘C’ rating signals imminent default.

DDD, DD and D
Bonds are in default.  Such bonds are not meeting current obligations and are extremely speculative.  ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.  These categories are as follows:

A-1
This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3
Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D
Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

STANDARD & POOR’S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes maturing in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

1.	Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM RATINGS

Moody’s short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.  The effect of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY’S NOTE RATINGS

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3
This designation denotes favorable quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

MIG 4/VMIG 4
This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH’S SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

APPENDIX B - PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

As of December 31, 2010, none of the portfolio managers owned, directly or beneficially, shares of any of the Funds.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•  Time and attention. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.

•  Limited investment opportunities. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

•  Brokerage allocation. With respect to securities transactions for the Funds, the Advisor or subadvisors determine which broker to use to execute each order, consistent with their duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as mutual funds for which a subadvisor or an affiliate of a subadvisor acts as subadvisor, other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Advisor or subadvisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•  Pursuit of differing strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security.  Moreover, there may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

•  Variation in compensation. The appearance of a conflict of interest may arise where a portfolio manager has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•  Personal investments.  Potential conflicts of interest also may arise in the event that a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts or when a portfolio manager personally owns or trades in a security that is owned or considered for purchase or sale by a client.

•  Investments of the Advisor, subadvisors or affiliated entities.  The substantial investment of the assets of the Advisor, subadvisors or an affiliated entity in certain securities or mutual funds may lead to conflicts of interest.

•  Sharing of information among accounts. The Advisor, subadvisors and their affiliates and other related entities also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the portfolio managers, even though it might be beneficial information for the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities.

•    Soft dollar benefits. Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor or subadvisors may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by the Fund.

•    Investment limitations arising from the activities of affiliated entities.  Regulatory restrictions applicable to the Advisor, subadvisors or their affiliates may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, the Advisor, subadvisor or its affiliates also may be restricted in the securities that can be bought or sold for a Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships that the Advisor, subadvisor or its affiliates have with the issuers of securities.  In addition, the internal policies and procedures of the Advisor, subadvisor or its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

•    Non-advisory relationships of a subadvisor and its affiliates. The lending, investment banking and other relationships that a subadvisor and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest.  The purchase, holding and sale of certain securities by the Funds may enhance the profitability and the business interests of the Advisor, subadvisors and/or its affiliates.  In addition, to the extent permitted by applicable law and a Fund’s individual investment objectives and restrictions, a Fund may be permitted to enter into transactions and invest in futures, securities, currencies, swaps, options, forward contracts or other instruments in which the Advisor or subadvisor (or a related entity) acting as principal or on a proprietary basis for its customers, serves as the counterparty. The Funds may also be permitted to enter into cross transactions in which the Advisor or subadvisor (or a related entity) acts on behalf of the Fund and for the other party to the transaction. In such situations, the Advisor or subadvisor or related entity may have a potentially conflicting division of responsibilities to both parties to a cross transaction.  In addition, subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which entities that are affiliated with a Fund subadvisor may have an interest that potentially conflicts with the interests of the Fund.

A portfolio manager may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist.  The Advisor and subadvisors have adopted certain compliance procedures which are designed to prevent and address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

Calamos

Other Accounts Managed

The team responsible for managing the Genworth Calamos Growth Fund’s portfolio is led by John P. Calamos, Sr. and Nick P. Calamos and consists of John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri, Jon Vacko, Chris Hartman and Joe Wysocki.  In addition to the Genworth Calamos Growth Fund, the team also managed the following accounts as of December 31, 2010:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
John P. Calamos, Sr.
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

Nick P. Calamos
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

John P. Calamos, Jr.
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

John Hillenbrand
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

Steve Klouda
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

Jeff Scudieri
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

Jon Vacko
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

Chris Hartman
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

	Total Accounts		Accounts with Performance Fees
Portfolio Manager Other Accounts	Number	Assets	Number	Assets

Joe Wysocki
Registered Investment Companies	25	$27.2 billion	3	$426 million
Other Pooled Investment Vehicles	11	$1.3 billion	1	$20 million
Other Accounts	7,655	$6.9 billion	0	$0

Portfolio Manager Compensation

As of October 31, 2010, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. For example, the target bonus for a Team Leader who earns $500,000 would range from $1,500,000 to $3,000,000 and the Team Leader’s maximum annual bonus opportunity would range from $2,250,000 to $4,500,000. Also, due to the ownership and executive management positions with Calamos Asset Management, Inc., additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2010, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; income growth, as measured by operating margin and return on invested capital and the corporate investment portfolio; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return relative to the industry peer group.

As of October 31, 2010, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and long-term incentive awards. Each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these associates is also eligible for discretionary long-term incentive awards, however these awards are not guaranteed from year to year. Long-term incentive awards consist of restricted stock units or a combination of restricted stock units and stock options.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors.

All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan. The target annual equity awards are set at a percentage of their respective base salaries.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units. Most of the stock options and restricted stock units issued have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.

PYRAMIS

Other Accounts Managed

The team responsible for managing the Genworth PYRAMIS® Small/Mid Cap Core Fund is led by John Power and consists of seven sector managers.  In addition to the Genworth PYRAMIS® Small/Mid Cap Core Fund, the team managed the following accounts as of December 31, 2010:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
John Power
Registered Investment Companies	5	$538 million	0	$0
Other Pooled Investment Vehicles	4	$18 million	1	$9 million
Other Accounts	21	$3.8 billion	0	$0

John Power is the Lead Portfolio Manager of the Pyramis Small/Mid Cap Core strategy to which the Genworth PYRAMIS® Small/Mid Cap Core Fund’s assets are allocated and receives compensation for his services.  Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits.  A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates.  The primary components of Mr. Power’s bonus are based on (i) the general management of the Pyramis domestic equity group in his role as Senior Vice President, and (ii) the investment performance of Pyramis funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index.  A smaller, subjective component of the Lead Portfolio Manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis.  The portion of the Lead Portfolio Manager’s bonus that is linked to the investment performance of PYRAMIS® Small/Mid Cap Core Fund strategy is based on the pre-tax investment performance of the Fund measured against the Russell 2500 Index.  The Lead Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis’s parent company.  FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.  If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other Pyramis funds and accounts.  A smaller, subjective component of the Co-Manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis.  The portion of each Co-manager’s bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index.  An additional portion of each co-manager’s bonus is based on the pre-tax investment performance of the portion of the strategy’s assets each co-manager manages measured against a sector benchmark.  Each Co-Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Davis

Other Accounts Managed

The team responsible for managing the Genworth Davis NY Venture Fund’s portfolio consists of Christopher C. Davis and Kenneth Charles Feinberg.  In addition to the Genworth Davis NY Venture Fund, the team also managed the following accounts as of December 31, 2010:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Christopher C. Davis
Registered Investment Companies	26	$57.7 billion	0	$0
Other Pooled Investment Vehicles	11	$1.5 billion	0	$0
Other Accounts	104	$8.4 billion	0	$0

Kenneth Charles Feinberg
Registered Investment Companies	24	$57.6 billion	0	$0
Other Pooled Investment Vehicles	10	$1.4 billion	0	$0
Other Accounts	93	$7.6 billion	0	$0

Portfolio Manager Compensation

Mr. Davis’ compensation for services provided to Davis consists of a base salary.  Mr. Feinberg’s compensation for services provided to Davis consists of (i) a base salary; (ii) an annual bonus equal to a percentage of growth in Davis’s profits; (iii) awards of equity (“Units”) in Davis including Units, options on Units and/or phantom Units, and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper.  Davis’s investment professionals are provided benefits packages including life insurance, health insurance and participation in company 401(k) plan comparable to that received by other company employees.

Eaton Vance

Other Accounts Managed

A team of portfolio managers led by Michael R. Mach is responsible for managing the Genworth Eaton Vance Large Cap Value Fund.  In addition to the Genworth Eaton Vance Large Cap Value Fund, the team also managed the following accounts as of December 31, 2010:

Other Accounts1	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Michael R. Mach
Registered Investment Companies2	13	$24.1 billion	0	$0
Other Pooled Investment Vehicles	11	$1.5 billion	0	$0
Other Accounts	84	$5.8 billion	0	$0

Matthew F. Beaudry
Registered Investment Companies2	12	$23.1 billion	0	$0
Other Pooled Investment Vehicles	11	$1.5 billion	0	$0
Other Accounts	84	$5.8 billion	0	$0

	Total Accounts		Accounts with Performance Fees
Other Accounts1	Number	Assets	Number	Assets
John D. Crowley
Registered Investment Companies2	13	$24.1 billion	0	$0
Other Pooled Investment Vehicles	11	$1.5 billion	0	$0
Other Accounts	84	$5.8 billion	0	$0

Stephen J. Kaszynski
Registered Investment Companies2	12	$23.1 billion	0	$0
Other Pooled Investment Vehicles	11	$1.5 billion	0	$0
Other Accounts	84	$5.8 billion	0	$0

1	Certain of the investment companies that Messrs. Mach, Beaudry, Crowley and Kaszynski serve as portfolio managers may invest in underlying portfolios that they also serve as portfolio managers.

2	Numbers provided include certain investment companies structured as fund of funds which invest in funds in the Eaton Vance complex advised by other portfolio managers.

Portfolio Manager Compensation

Compensation Structure: Compensation of Eaton Vance’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock and restricted shares of Eaton Vance Corp.’s nonvoting common stock. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all Eaton Vance employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Method to Determine Compensation: Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).   In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper Inc. or Morningstar, Inc. is deemed by Eaton Vance not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year-to-year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

CLEARBRIDGE

Other Accounts Managed

Richard Freeman and Evan Bauman are primarily responsible for managing the Genworth Legg Mason ClearBridge Aggressive Growth Fund’s portfolio.  In addition to the Genworth Legg Mason ClearBridge Aggressive Growth Fund, the team also managed the following accounts as of December 31, 2010:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Richard Freeman
Registered Investment Companies	7	$9.3 billion	0	$0
Other Pooled Investment Vehicles	1	$163 million	0	$0
Other Accounts	28,779	$6.8 billion	0	$0

Evan Bauman
Registered Investment Companies	7	$7.6 billion	0	$0
Other Pooled Investment Vehicles	1	$163 million	0	$0
Other Accounts	28,914	$7.2 billion	0	$0

Portfolio Manager Compensation

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results.  The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values.  Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above.  ClearBridges’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation.  Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation.  In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award

•
ClearBridge’s Deferred Incentive Plan (CDIP) – a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products.  For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

For centralized research analysts, two-thirds of their deferral is elected to track the performance of one of more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•
Legg Mason Restricted Stock Deferral– a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock.  The award is paid out to employees in shares subject to vesting requirements.

•
Legg Mason Restricted Stock and Stock Option Grants – a discretionary program that may be utilized as part of the total compensation program.  These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers.  These include but are not limited to:

•
Investment performance.  A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager.  Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the  benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups.  The greatest weight is generally placed on 3- and 5-year performance.

•	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;
•	Overall firm profitability and performance;
•	Amount and nature of assets managed by the portfolio manager;
•	Contributions for asset retention, gathering and client satisfaction;
•	Contribution to mentoring, coaching and/or supervising;
•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis;
•	Market compensation survey research by independent third parties

PIMCO

Other Accounts Managed

Marc P. Seidner, CFA, is primarily responsible for managing the portfolio of the Genworth PIMCO StocksPLUS Fund.  In addition to the Genworth PIMCO StocksPLUS Fund, Mr. Seidner also managed the following accounts as of December 31, 2010:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets

Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$330 million	0	$0
Other Accounts	87	$22.6 billion	11	$2.5 billio n

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus.  Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits.  Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.  Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually.  Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success.  These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.  Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.  The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.  Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO.  M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits.  There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

GSAM

Other Accounts Managed

The team responsible for managing the Genworth Goldman Sachs Enhanced Core Bond Index Fund’s portfolio consists of Jonathan Beinner and Michael Swell.  In addition to the Genworth Goldman Sachs Enhanced Core Bond Index Fund, the team also managed the following accounts as of December 31, 2010:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Jonathan Beinner
Registered Investment Companies	158	$44.7 billion	0	$0
Other Pooled Investment Vehicles	127	$51.2 billion	25	$7.3 billion
Other Accounts	1,862	$214.1 billion	32	$8.2 billion

Michael Swell
Registered Investment Companies	158	$44.7 billion	0	$0
Other Pooled Investment Vehicles	127	$51.2 billion	25	$7.3 billion
Other Accounts	1,862	$214.1 billion	32	$8.2 billion

Portfolio Manager Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year.  Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership.  Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.
Other Compensation.  In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

GFWM
Other Accounts Managed

Timothy B. Knepp and Edward Wright are primarily responsible for managing the Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund.  In addition to the Underlying Funds, Mr. Knepp and Mr. Wright managed the following accounts as of December 31, 2010:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Timothy B. Knepp1
Registered Investment Companies	1	$20 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	154	$7.6 billion	0	$0

Edward Wright
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	154	$7.6 billion	0	$0

1	The investment company for which Mr. Knepp serves as a portfolio manager may invest in underlying portfolios for which he also serves as portfolio manager.

Portfolio Manager Compensation

The portfolio managers received their compensation from GFWM in the form of salary, bonus, stock options, and restricted stock. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, GFWM generally considers the performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups, emphasizing the portfolio manager’s overall performance. GFWM also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year is determined by GFWM and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and GFWM’s profitability for the year, which is largely determined by assets under management.

APPENDIX C - PROXY VOTING GUIDELINES SUMMARIES

GENWORTH FINANCIAL WEALTH MANAGEMENT
SUMMARY OF PROXY VOTING POLICIES

I	BACKGROUND

In accordance with Rule 206(4)-6 under the Advisers Act, a registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy upon request.  Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II	POLICY

GFWM owes each client duties of care and loyalty with respect to the services undertaken for them, including the voting of proxies. In those circumstances where GFWM will be voting proxies of portfolio securities held directly by a client, GFWM, guided by general fiduciary principles, will act prudently and solely in the best interest of its clients.  GFWM will attempt to consider all factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.

If the account is invested in a GFAM Investment Solution or invested in PCG accounts custodied at Genworth Financial Trust Company (“GFTC”), an affiliated trust company, the client designates GFAM as its agent to vote the proxies on securities in the account.  GFAM may consult with the Investment Management Firm who recommended the security for their recommendation on the manner in which to vote the security.  PCG clients retain the right to vote proxies if their account is held at Schwab.  If the client account is invested in a MF, ETF or VA investment solution under the Referral Model, GFWM, through its Investment Strategies Group (“ISG”).

If the account is invested in a CMA or a third party IMA Investment Solution, the client designates the applicable Investment Management Firm as its agent to vote proxies on securities in the account. However, the client retains the right to vote proxies and may do so by notifying GFWM in writing of the desire to vote future proxies.

The designation of GFAM, the Investment Management Firm, or the client to vote proxies may not apply to securities that may have been loaned pursuant to a securities lending arrangement.

For the sub-advised proprietary mutual funds, GFWM has contractually delegated each Fund's proxy voting authority to its respective Sub-Advisor(s), where applicable.  The Compliance group monitors proxy voting activities of GFWM and the Sub-Advisors to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Funds’ proxy voting program to confirm that review, monitoring and filing processes are satisfied.  GFWM will review each Sub-Advisor's proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC.  GFWM will report to the Boards at least annually regarding the compliance of GFWM’s proxy voting guidelines and each Sub-Advisor's proxy voting guidelines with such SEC standards, including the procedures that GFWM and each Sub-Advisor uses when a vote presents a conflict between the interests of Fund shareholders and those of GFWM or the Sub-Advisor, respectively.  The Sub-Advisors shall report to the GFWM on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved.  GFWM shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-Advisors.  GFWM will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

In the instance of the Trusts held in client accounts under the Referral Model, GFTC will vote 100% of the shares it holds in custody for GFWM clients in the proportion of the votes received from beneficial shareholders whose shares GFTC holds in custody. This is known as “mirror voting.”

III	RESPONSIBILITY

GFAM and ISG are responsible for monitoring the votes cast by the independent proxy voting service and GFAM may override any votes as they deem appropriate.  The Compliance group is responsible for overseeing and monitoring compliance with the Proxy Voting Policy.  To this end, Compliance will verify that proxies are voted in accordance with the policy and in a timely manner, by sampling proxies voted on a periodic basis.

IV	PROCEDURES

Use of Independent Proxy Voting Service
For certain holdings in client accounts, GFWM has contracted with Glass Lewis & Co. (“GL”) to vote proxies on its behalf and has adopted the GL Proxy Paper Policy Guidelines.  Under this arrangement, GL is contracted to vote all proxies according to the adopted guidelines, and is charged with ensuring timely votes. These guidelines outline in detail the method for determining how to vote, and are found in Exhibit A to this Manual.  Under this arrangement, GL will generally vote all securities that are eligible to be voted using the Broadridge ProxyEdge system. This includes securities where the custodian can be instructed to deliver proxies directly to the ProxyEdge system. Securities exempted are generally those not custodied or sub-custodied at a broker-dealer or at any transfer agent for the Trusts, such as mutual fund shares that are held in omnibus accounts directly with a mutual fund family. For such securities, GFWM will vote these shares directly and not use GL.

GFWM retains the authority, in its discretion, to override any votes cast by GL. Because GFAM relies on third party Investment Management Firms to provide individual securities selections for investments in its client accounts, these firms may provide direction on how to vote proxies. When GFAM receives specific instructions, GFAM is likely to override the vote cast by GL, if it is different than the GL recommendation.  ISG will rely on the voting by GL and will generally not override votes cast.

GL’s proxy paper policy guidelines outline GFWM’s duty of care and loyalty to clients when voting proxies. GFWM is still responsible in certain circumstances to ensure its Duty of Care, etc is exercised appropriately.

1.	Duty of Care
GL’s proxy policy ensures the monitoring of corporate events and the voting of client proxies.  However, there may be instances when it is in the best interests of the client to refrain from voting (such as when GFWM determines that the cost of voting exceeds the expected benefit to the client).

2.	Duty of Loyalty
GFWM, through GL, will ensure proxy votes are cast in a manner consistent with the best interests of the client. GFWM and/or GL will use the following process to address conflicts of interest: a) identify potential conflicts of interest; b) determine which conflicts, if any, are material; and c) establish procedures to ensure that GFWM’s voting decisions are based on the best interests of clients and are not a product of the conflict.

a)	Identify Potential Conflicts of Interest.
Conflicts of interest may occur due to business, personal or family relationships. Potential conflicts may include votes affecting GFWM or its affiliates. An example of a potential conflict would be the solicitation of proxies to vote approval of a 12b-1 plan for a mutual fund in which GFWM client assets are invested when that fund, or a service provider to that fund, pays, or may potentially pay, administrative service fees to GFWM’s affiliate, GFTC.   Another potential conflict of interest may be for GFAM to cast a vote for a proxy issued by the GVIT, since it directly manages the fund of funds.

a)	Determine which Conflicts are Material.
A “material” conflict should generally be viewed as one that is reasonably likely to be viewed as important by the average shareholder. For example, an issue may not be viewed as material unless it has the potential to affect at least 1% of an advisor’s annual revenue.

b)	Establish Procedures to Address Material Conflicts.
GFWM has established multiple methods to address voting items it has identified as those in which it has a material conflict of interest.

▪	Use an independent third party to recommend how a proxy presenting a conflict should be voted or authorize the third party to vote the proxy. GFWM’s use of GL facilitates this process.
▪	Refer the proposal to the client and obtain the client’s instruction on how to vote.
▪	Disclose the conflict to the client and obtain the client’s consent to GFWM’s vote.

1.	Additional Considerations
GFWM may have different voting policies and procedures for different clients and may vote proxies of different clients differently, if appropriate in the fulfillment of its duties.

Proxy Voting Involving GVIT Fund of Funds and GuidePath Fund of Funds
Certain Funds advised by GFWM operate as a "fund of funds" (“FOFs”) by investing their assets in exchange-traded securities of other investment companies and other open-end investment companies (“Underlying Funds”). Proxy voting described in this section refers to both the GVIT FOFs and the GuidePath FOFs.

1.      Voting Proxies of Underlying Funds

a)      Where a FOF is not the Sole Shareholder of the Underlying Fund
If a FOF is not the Sole Shareholder of the Underlying Fund, a FOFs will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

Note:  The Participation Agreements entered into by a FOF to take advantage of certain Section 12 exemptive relief requires that if, as a result of a decrease in an Underlying Fund’s outstanding shares, a FOF’s Advisory Group1 or any FOFs’ Sub-Advisory Group2, each in the aggregate, becomes a holder or beneficial owner of more than 25% of the outstanding shares of an Underlying Fund, a FOF’s Advisory Group or a FOFs’ Sub-Advisory Group, as applicable, will vote its shares of the Underlying Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

b)      Where a FOF is the Sole Shareholder of the Underlying Fund
In the event that one or more FOFs are the sole shareholders of an Underlying Fund, GFWM or the Sub-Advisor(s) to a GVIT or GuidePath Funds will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have a FOF seek voting instructions from the shareholders of a FOF in which case a FOF will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.

•	Where Both the Underlying Fund and a FOFs are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and a FOFs are voting on substantially identical proposals (the “Substantially Identical Proposal”), then GFWM or the Sub-Advisor(s) of a GVIT or GuidePath Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of a FOF on the Substantially Identical Proposal.

1           A “FOFs’ Advisory Group” consists of GFWM and any person controlling, controlled by, or under common control with GFWM, and any investment company and any issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act that is advised by GFWM or any person controlling, controlled by, or under common control with GFWM.

2          A “FOF’s Sub-Advisory Group” consists of any subadvisor to a FOF, any person controlling, controlled by, or under common control with such subadvisor, and any investment company or issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (or portion of such investment company or issuer) advised by such subadvisor or any person controlling, controlled by or under common control with such subadvisor.

•	Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By a FOFs

m	Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal
In the event that a FOFs is voting on a proposal of the Underlying Fund and a FOFs is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then GFWM or the Sub-Advisor(s) will vote proxies relating to the shares of the Underlying Fund pursuant to their respective Proxy Voting Procedures.

m	Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal

In the event that a FOFs is voting on a proposal of the Underlying Fund and a FOFs is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then a FOFs will seek voting instructions from the shareholders of a FOFs on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which GFWM or a Sub-Advisor, or one of their affiliates, has a material economic interest.

Disclosure Requirements
In addition to implementing these policies regarding the voting of proxies, GFWM shall also provide clients with a concise summary of its Proxy Voting Policy and, upon request, provide clients with a copy of this Policy. It is anticipated that GFWM will usually provide clients with the summary of its Policy by delivery of its Rule 204-3 disclosure document, Form ADV Part 2A and Appendix 1, as applicable to the services provided the client. This concise summary will also disclose how clients may obtain information about how GFWM voted their securities.

Record Keeping Requirements
GFWM will retain the following types of records relating to proxy voting:
1.	Proxy Voting Policy and all amendments thereto.
2.
Proxy statements received for client securities.  GFWM may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by a proxy voting service provided that GFWM has obtained an undertaking from the service that it will provide a copy of the statements promptly upon request.

3.
Records of votes cast on behalf of clients. GFWM relies on the records of proxy votes maintained ProxyEdge provided that it has obtained from the service an undertaking that it will provide a record of the votes promptly upon request.

4.	Any document prepared by GFWM that is material to making a proxy voting decision or that memorialized the basis for that decision.

CALAMOS ADVISORS LLC
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH CALAMOS GROWTH FUND

The following is a summary of the proxy voting policies and procedures used by Calamos Advisors LLC (“Calamos”) in voting proxies relating to securities held by its clients for which it has voting authority.

To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines:

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of a Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Funds of which Calamos Advisors is aware and seek to resolve such conflicts in the Funds’ best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.

Calamos advisory clients  may obtain a copy of Calamos Advisors’ Proxy Voting Policies  by calling 800.582.6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. You may obtain a copy of your account’s voting record by visiting SEC’s website at www.sec.gov or by calling 800.582.6959.

PYRAMIS GLOBAL ADVISERS, LLC
SUMMARY OF PROXY VOTING POLICIES
SUBADVISER TO THE GENWORTH PYRAMIS® SMALL/MID CAP CORE FUND

I.	General Principles

A.
Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

B.
FMR Investment Proxy Research votes proxies on behalf of Pyramis’ clients. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

E.
Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR’s General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis’ Senior Compliance Officer or his designee.

F.
Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G.
Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.
In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I.
Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II.	Definitions (as used in this document)

A.
Anti-Takeover Provision - includes fair price amendments; classified boards; “blank check” preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B.
Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.	Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.	Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.	Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F.
Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G.	Large-Capitalization Company - a company included in the Russell 1000® Index.

H.	Small-Capitalization Company - a company not included in the Russell 1000® Index that is not a Micro-Capitalization Company.

I.	Micro-Capitalization Company - a company with market capitalization under US $300 million.

J.	Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.	Directors

A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.
An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;

b.	The Poison Pill includes a Permitted Bid Feature;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2.
The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.
Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.
Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has  an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6.
The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7.	The board is not composed of a majority of independent directors.

B.	Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C.	Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV.	Compensation

A.	Executive Compensation

1.	Advisory votes on executive compensation

a.
Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the compensation committee has lapsed or waived equity vesting restrictions; and (iv) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b.      FMR will generally vote against proposals to ratify Golden Parachutes.

2.	Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.
(a) The company’s average three year burn rate is greater than 1.5 % for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2.
In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.	In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

Pyramis will consider approving an equity award plan or amendment to authorize additional shares under such plan if without complying with Guideline 3 immediately above, the following two conditions are met:

a.	The shares are granted by a compensation committee composed entirely of independent directors; and

b.	The shares are limited to 5% (Large-Capitalization Company) and 10% (Small or Micro Capitalization Company) of the shares authorizes for grant under the plan.

4.	The plan includes an Evergreen Provision.

5.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.	Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company's relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.	Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.	Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.	Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.	The Poison Pill includes the following features:

1.	A Sunset Provision of no greater than five years;

2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a Permitted Bid Feature; and

5.	Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B.	An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.	It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

D.
In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E.
In the case of shareholder proposals regarding shareholders’ right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

VI.	Capital Structure / Incorporation

A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote against shareholder proposals calling for, or recommending that, a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, Pyramis will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII.	Shares of Investment Companies

A.
If applicable, when a Pyramis  account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class (“echo voting”). Pyramis may choose not to vote if “echo voting” is not operationally feasible.

B.
Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds’ Board of Trustees.

VIII.	Other

A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

DAVIS SELECTED ADVISERS, L.P.
SUMMARY OF PROXY VOTING POLICIES
SUBADVISER TO THE GENWORTH DAVIS NY VENTURE FUND

Davis Selected Advisers, L.P.  (“Davis Advisors”) votes on behalf of its clients in matters of corporate governance through the proxy voting process.  Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients.  Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue.  For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts known to Davis Advisors at the time of the vote.  Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has adopted written Proxy Voting Policies and Procedures and established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest.  In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the investment professionals for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

Clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures, and/or a copy of how their own proxies were voted, by writing to:

Davis Selected Advisers, L.P.

Attn:  Chief Compliance Officer

2949 East Elvira Road, Suite 101

Tucson, Arizona, 85756

I.	Guiding Principles

Creating Value for Existing Shareholders.  The most important factors that we consider in evaluating proxy issues are:  (i) the company’s or management’s long-term track record of creating value for shareholders.  In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a)
Shareholder Oriented Management.  One of the factors that the Advisor considers in selecting stocks for investment is the presence of shareholder-oriented management.  In general, such managements will have a large ownership stake in the company.  They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth.  Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value.  Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b)
Allow responsible management teams to run the business.  Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise.  Examples include the election of directors and ratification of auditors.  Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners.  Conversely, Davis Advisors opposes proposals that limit management’s ability to do this.  Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c)
Preserve and expand the power of shareholders in areas of corporate governance.  Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them.  Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners.  Examples include:  annual election of all board members and incentive plans that are contingent on delivering value to shareholders.  Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d)
Support compensation policies that reward management teams appropriately for performance.  We believe that well thought out incentives are critical to driving long-term shareholder value creation.  Management incentives ought to be aligned with the goals of long-term owners.  In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse.  In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes.  Davis Advisors’ Proxy Procedures and Policies provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

II.	Conflicts of Interest

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client.  Davis Advisors’ Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of.  It is charged with resolving conflicts in a manner that is consistent with the best interests of clients.  There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group exercises its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1)	Votes consistent with the “General Proxy Voting Policies,” are presumed to be consistent with the best interests of clients;

(2)	Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;

(3)	Davis Advisors may obtain guidance from an independent third party;

(4)	The potential conflict may be immaterial; or

(5)	Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

EATON VANCE MANAGEMENT
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH EATON VANCE LARGE CAP VALUE FUND

Eaton Vance Management (“EVM”) adopted and implemented policies and procedures that Eaton Vance believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisors and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R.  2509.94-2 (July 29, 1994).

I.	Overview

EVM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client.  In pursuing that goal, EVM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees).  EVM is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients.  These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

EVM will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees with respect to EVM by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.  The Agent is currently Institutional Shareholder Services Inc.  Proxies will be voted in accordance with client-specific guidelines.

No set of guidelines can anticipate all situations that may arise.  In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to EVM by the Agent) may seek insight from the Proxy Group established by EVM.  The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator.  The members of the Proxy Group, which may include employees of the EVM’s affiliates, may change at EVM’s discretion.

II.	Roles and Responsibilities

A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures.  The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines.  Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of EVM’s affiliates as are deemed appropriate by the Proxy Group.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of the Fund, shall be engaged to assist in the voting of proxies.  The Agent is currently Institutional Shareholder Services Inc.  The Agent is responsible for coordinating with the clients’ custodians and EVM to ensure that all proxy materials received by the custodian relating to the portfolio securities are processed in a timely fashion.  The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below.  The Agent shall retain a record of all proxy votes handled by the Agent.  Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to EVM upon request.

Subject to the oversight of EVM, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to EVM when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

EVM shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent.  The members of the Proxy Group, which may include employees of EVM’s affiliates, may be amended from time to time at EVM’s discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by EVM, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

III.	Proxy Voting Guidelines (“Guidelines”)

A.	General Policies

It shall generally be the policy of EVM to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of EVM to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to EVM by the fund’s custodian and therefore will not be voted.  In the event that EVM determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  Absent unusual circumstances, EVM will utilize these Guidelines when voting proxies on behalf of its clients.  The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Fund.

B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.	Proposals Regarding Mutual Fund Proxies - Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, EVM will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.	Social and Environmental Issues

EVM generally supports management on social and environmental proposals.

F.	Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.	NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent as it deems necessary.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.  EVM will provide a report to the Boards of Trustees reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

IV.	Recordkeeping

EVM will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.  Those records will include:

•	A copy of EVM’s proxy voting policies and procedures;

•	Proxy statements received regarding client securities;

•	A record of each vote cast;

•	A copy of any document created by EVM that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•	Each written client request for proxy voting records and EVM’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of EVM or its Agent for two years after they are created.

V.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.	Assessment of Agent

EVM shall establish that the Agent (i) is independent from EVM, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners.  EVM shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the EVM may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service.  The Agent shall also notify EVM in writing within fifteen (15) calendar days of any material change to information previously provided to EVM in connection with establishing the Agent’s independence, competence or impartiality.

B.	Conflicts of Interest

As a fiduciary to its clients, EVM puts the interests of its clients ahead of its own.  In order to ensure that relevant personnel of EVM are able to identify potential material conflicts of interest, EVM will take the following steps:

•
Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of EVM and of Eaton Vance Distributors, Inc.  (“EVD”) (an affiliate of EVM)  Each department head will be asked to provide a list of significant clients or prospective clients of EVM.

•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”).  If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

•
If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists.  If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies EVM will seek instruction on how the proxy should be voted from:

•	The client, in the case of an individual or corporate client;

•	In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

•	The advisor, in situations where the Advisor acts as a sub-advisor to such advisor.

EVM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or advisor, as the case may be, fails to instruct EVM on how to vote the proxy, the EVM will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety.  If however, the failure of EVM to vote its clients’ proxies would have a material adverse economic impact on the EVM’s clients’ securities holdings in the Conflicted Company, the EVM may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests.  In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

EVM shall also identify and address conflicts that may arise from time to time concerning the Agent.  Upon the EVM’s request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to EVM, the Agent shall provide EVM with such information as EVM deems reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data.  EVM shall review such information on a monthly basis.  The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator.  Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

CLEARBRIDGE ADVISORS, LLC

SUMMARY OF PROXY VOTING POLICIES

SUBADVISOR TO GENWORTH LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

ClearBridge is subject to the Proxy Voting Policies and Procedures that it has adopted to seek to ensure that it votes proxies relating to equity securities in the best interest of client accounts.  The following is a brief overview of the policies.

ClearBridge votes proxies for each client account with respect to which it has been authorized or is required by law to vote proxies.  In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of the beneficial owners of the accounts it manages.  ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.  ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes.  However, such recommendations do not relieve ClearBridge of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position.  In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above.  In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above.  Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues.  The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted.  There may be occasions when different investment teams vote differently on the same issue.  An investment team (e.g., ClearBridge SAI investment team) may adopt proxy voting policies that supplement ClearBridge’s Proxy Voting Policies and Procedures.  In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.  To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or ClearBridge’s business relationships or the personal or business relationships of other Legg Mason units’ employees, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.  ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies.

ClearBridge generally takes the position that non-ClearBridge relationships between a Legg Mason affiliate and an issuer do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer.  Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

ClearBridge’s Proxy Committee reviews and addresses conflicts of interest.  A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.  With respect to a conflict of interest brought to its attention, the Proxy Committee first determines whether such conflict of interest is material.  A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies.  If it is determined by the Proxy Committee that a conflict of interest is not material, Clear Bridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted.  Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
SUMMARY OF PROXY VOTING POLICIES
SUBADVISER TO GENWORTH PIMCO STOCKSPLUS FUND

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC  (“PIMCO”), an investment advisor registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  PIMCO serves as the investment advisor to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.1  These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff.  In addition to SEC requirements governing advisors, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisors with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.2

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies.  PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.  Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.3

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.  Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:  (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

1           These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
2           Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).  If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.
3           For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.  For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients.  If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1.	convening an ad-hoc committee to assess and resolve the conflict;4
2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;
3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;
4.	suggesting that the client engage another party to determine how the proxies should be voted;
5.	delegating the vote to an independent third-party service provider; or
6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures:  (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act.  These records include:  (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO’s proxy voting procedures are described below.  PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

4           Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

1.           Transmit Proxy to PIMCO.  IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

2.           Conflicts of Interest.  PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client.  As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position.  If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s).  However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.           Vote.  The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4.           Review.  PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager.  PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5.           Transmittal to Third Parties.  IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider.  IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6.           Information Barriers.  Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities.  PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate.  Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.  PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote.  PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients.  The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

Board of Directors

1.           Independence.  PIMCO may consider the following factors when voting on director independence issues:  (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.           Director Tenure and Retirement.  PIMCO may consider the following factors when voting on limiting the term of outside directors:  (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.           Nominations in Elections.  PIMCO may consider the following factors when voting on uncontested elections:  (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.           Separation of Chairman and CEO Positions.  PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person:  (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.           D&O Indemnification and Liability Protection.  PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection:  (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.           Stock Ownership.  PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:  (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.           Contested Director Nominations.  PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:  (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
2.           Reimbursement for Proxy Solicitation Expenses.  PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:  (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
3.           Ability to Alter the Size of the Board by Shareholders.  PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
4.           Ability to Remove Directors by Shareholders.  PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
5.           Cumulative Voting.  PIMCO may consider the following factors when voting on cumulative voting proposals:  (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
6.           Supermajority Shareholder Requirements.  PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.           Classified Boards.  PIMCO may consider the following factors when voting on classified boards:  (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
2.           Poison Pills.  PIMCO may consider the following factors when voting on poison pills:  (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.           Fair Price Provisions.  PIMCO may consider the following factors when voting on proposals with respect to fair price provisions:  (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.           Stock Authorizations.  PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
2.           Issuance of Preferred Stock.  PIMCO may consider the following factors when voting on the issuance of preferred stock:  (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
3.           Stock Splits.  PIMCO may consider the following factors when voting on stock splits:  (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
4.           Reversed Stock Splits.  PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

        1.          Stock Option Plans.  PIMCO may consider the following factors when voting on stock option plans:  (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

        2.          Director Compensation.  PIMCO may consider the following factors when voting on director compensation:  (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

        3.          Golden and Tin Parachutes.  PIMCO may consider the following factors when voting on golden and/or tin parachutes:  (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation
State Takeover Statutes.  PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute:  (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings
1.           Mergers and Acquisitions.  PIMCO may consider the following factors when voting on a merger and/or acquisition:  (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights.  PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2.           Corporate Restructurings.  With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.  With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset.  With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following:  (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.           Election of Directors or Trustees.  PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund:  (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.           Converting Closed-end Fund to Open-end Fund.  PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund:  (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3.           Proxy Contests.  PIMCO may consider the following factors related to a proxy contest:  (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.           Investment Advisory Agreements.  PIMCO may consider the following factors related to approval of an investment advisory agreement:  (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.           Policies Established in Accordance with the 1940 Act.  PIMCO may consider the following factors:  (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.           Changing a Fundamental Restriction to a Non-fundamental Restriction.  PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction:  (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.           Distribution Agreements.  PIMCO may consider the following when voting on a proposal to approve a distribution agreement:  (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.           Names Rule Proposals.  PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act:  (i)  whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.           Disposition of Assets/Termination/Liquidation.  PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund:  (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.           Changes to Charter Documents.  PIMCO may consider the following when voting on a proposal to change a fund’s charter documents:  (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.           Changing the Domicile of a Fund.  PIMCO may consider the following when voting on a proposal to change the domicile of a fund:  (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.           Change in Fund’s Subclassification.  PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry:  (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1. Waivers and Consents.  PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2. Voting on Chapter 11 Plans of Liquidation or Reorganization.   PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1.           Such Other Business.  Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.”  PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”:  (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

2.           Equal Access.  PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3.           Charitable Contributions.  PIMCO may consider the following factors when voting on charitable contributions:  (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.           Special Interest Issues.  PIMCO may consider the following factors when voting on special interest issues:  (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

GOLDMAN SACHS ASSET MANAGEMENT L.P.*
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH GOLDMAN SACHS ENHANCED CORE BOND INDEX FUND

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”).  These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf.  Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest.  These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.  They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals.  Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast.  A summary of the GSAM Guidelines is attached as Appendix A.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions.  Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines.  In this connection, GSAM has retained a third-party proxy voting service
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* For purposes of this Policy, “GSAM” refers, collectively, to Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; Goldman Sachs (Singapore) Pte.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Korea Co., Ltd.; Goldman Sachs Asset Management Co. Ltd.; Goldman Sachs & Partners Australia Pty Ltd.; Beijing Gao Hua Securities Company Limited;Goldman Sachs (China) L.L.C.; Goldman Sachs Asset Management (India) Private Limited; Goldman Sachs (India) Securities Private Limited; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.

(“Proxy Service”)** to assist in the implementation of certain proxy voting-related functions.  Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations.  Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process.  The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.  On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation.  In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations.  The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote.  A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients.  As a result, in certain circumstances in order to comply with such limits and/or internal policies designed to comply with such limits, proxy voting in certain issuers may be restricted or delegated to the Proxy Service or to another qualified, independent third party.

_____________
**The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services, a unit of Risk Metrics Group.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation.  GSAM will use its commercially reasonable efforts to vote according to the client’s request in these circumstances, and cannot provide assurances that such voting requests will be implemented.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function.  The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services.  In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.
GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service.  In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions.  These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.  Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and
Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies.  AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances.  To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested.  Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

GENWORTH VARIABLE INSURANCE TRUST

PART C

OTHER INFORMATION

ITEM 28.  EXHIBITS

(a)           Declaration of Trust.

(1)	Form of Registrant’s Agreement and Declaration of Trust is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(2)	Registrant’s Certificate of Trust, as filed with the State of Delaware on June 4, 2008, is incorporated by reference to the Registrant’s Initial Registration Statement filed on June 10, 2008.

(b)           Bylaws.

(1)	Registrant’s Bylaws are incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(c)           Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” incorporated by reference to the Registrant’s Agreement and Declaration of Trust.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” incorporated by reference to the Registrant’s Bylaws.

(d)   Investment Advisory Contracts.

(1)	Investment Advisory Agreement

(a)
Investment Advisory Agreement dated August 15, 2008 between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund (later renamed Genworth Pyramis® Small/Mid Cap Core Fund), Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund and Genworth  Western Asset Management Core Plus Fixed Income Fund (later renamed Genworth Goldman Sachs Enhanced Core Bond Index Fund) is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form of Amended Schedule A to the Investment Advisory Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(b)
Form of Fee Waiver and Expense Assumption Agreement between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund (later renamed Genworth Pyramis® Small/Mid Cap Core Fund), Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund (formerly, Genworth Legg Mason Partners Aggressive Growth Fund), Genworth PIMCO StocksPLUS Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Western Asset Management Core Plus Fixed Income Fund), Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth  Moderate Allocation Fund, and Genworth Growth Allocation Fund is incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 8, 2009.

(c)
Expense Limitation Agreement dated February 10, 2010 between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Enhanced  International Index Fund and Genworth Enhanced Small Cap Index Fund is incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on April 30, 2010.

(2)	Sub-Advisory Agreements

(a)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Calamos Advisors LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(b)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pyramis Global Advisors, LLC – filed herewith.

(c)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(d)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Eaton Vance Management is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(e)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and ClearBridge Advisors, LLC  is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(f)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pacific Investment Management Company LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(g)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 8, 2009.

(e)	Underwriting Contracts.

(1)	Distribution Agreement between the Registrant and Capital Brokerage Corporation, is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form of First Amendment to Distribution Agreement between the Registrant and Capital Brokerage Corporation is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(2)
Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form of First Amendment to Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a) Form of First Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(h)	Other Material Contracts.

(1)
Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form of First Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(2)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form of First Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(3)
Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Form First Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(4)
Administrative Services Agreement between the Registrant and Genworth Life and Annuity Insurance Company is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(a)  Form of Amended and Restated Administrative Services Agreement between the Registrant and Genworth Life and Annuity Insurance Company is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(5)
Administrative Services Agreement between the Registrant and Genworth Life Insurance Company of New York is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(a)  Form of Amended and Restated Administrative Services Agreement between the Registrant and Genworth Life Insurance Company of New York is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund (later renamed Genworth Pyramis® Small/Mid Cap Core Fund), Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund and Genworth Western Asset Management Core Plus Fixed Income Fund (later renamed Goldman Sachs Enhanced Core Bond Index Fund) is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(a)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to the addition of the Institutional Shares class is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(b) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to the addition of the Institutional Shares and Service Shares classes of Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund, and Genworth Growth Allocation Fund is incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 8, 2009.

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1)	Agreement Relating to Initial Capital is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(m)	Rule 12b-1 Plan.

(1)	Rule 12b-1 Plan is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(2)	Amended and Restated Distribution and Service Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(n)	Form of Rule 18f-3 Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on September 24, 2009.

(p)	Codes of Ethics.

(1)	Joint Code of Ethics for Genworth Financial Wealth Management, Inc., Capital Brokerage Corporation and Genworth Variable Insurance Trust – filed herewith.

(2)	Code of Ethics & Insider Trading Policy for Calamos Advisors LLC is incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on April 30, 2010.

(3)	Code of Ethics for Pyramis Global Advisors, LLC – filed herewith.

(4)	Code of Ethics for Davis Selected Advisers, LP is incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on April 30, 2010.

(5)	Code of Ethics for Eaton Vance Management – filed herewith.

(6)	Code of Ethics for ClearBridge Advisors, LLC – filed herewith.

(7)	Code of Ethics for Pacific Investment Management Company LLC is incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on April 30, 2010.

(8)	Code of Ethics for Goldman Sachs Asset Management, L.P. – filed herewith.

(q)	Power of Attorney – filed herewith.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

 ITEM 30.               INDEMNIFICATION

                        Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

       Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Agreement and Declaration of Trust effective June 4, 2008;

(b)
Investment Advisory Agreement dated August 15, 2008, as amended, between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund (later renamed Genworth Pyramis® Small/Mid Cap Core Fund), Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund, Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund, and Genworth Growth Allocation Fund, as provided for in Section 11 of the Agreement;

(c)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Calamos Advisors LLC, as provided for in Section 10(b) of the Agreement;

(d)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pyramis Global Advisors, LLC, as provided for in Section 10(b) of the Agreement;

(e)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP, as provided for in Section 10(b) of the Agreement;

(f)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Eaton Vance Management, as provided for in Section 10(b) of the Agreement;

(g)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and ClearBridge Advisors, as provided for in Section 10(b) of the Agreement;

(h)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pacific Investment Management Company, LLC, as provided for in Section 10(b) of the Agreement;

(i)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P., as provided for in Section 10(b) of the Agreement;

(j)	Distribution Agreement between the Registrant and Capital Brokerage Corporation, as provided for in Section 13 of the Agreement;

(k)	Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC as provided in Section 7 of the Agreement;

(l)	Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement;

(m)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement;

(n)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 8 of the Agreement and

(o)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement;

ITEM 31.                BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

        Genworth Financial Wealth Management, Inc. is the investment advisor to each of the Registrant’s series, which currently consist of:  Genworth Calamos Growth Fund, Genworth Pyramis® Small/Mid Cap Core Fund (formerly, Genworth Columbia Mid Cap Value Fund), Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund (formerly, Genworth Legg Mason Partners Aggressive Growth Fund), Genworth PIMCO StocksPLUS Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Western Asset Management Core Plus Fixed Income Fund), Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth  Moderate Allocation Fund, Genworth Growth Allocation Fund, Genworth Small Cap Enhanced Index Fund, and Genworth International Enhanced Index Fund.  Genworth Financial Wealth Management, Inc., a California corporation, is a federally registered investment advisor and indirect, wholly-owned subsidiary of Genworth Financial, Inc., a publicly traded company.  Genworth Financial Wealth Management, Inc. is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523 and is primarily engaged in providing investment management services.  Additional information regarding Genworth Financial Wealth Management, Inc., and information as to the officers and directors of Genworth Financial Wealth Management, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-56323), and is incorporated herein by reference.

        Calamos Advisors LLC is a subadvisor to the Genworth Calamos Growth Fund. Calamos Advisors LLC, located at 2020 Calamos Court, Naperville, Illinois 60563, is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.  Calamos Advisors LLC is primarily engaged in providing investment management services.  Additional information regarding Calamos Advisors LLC, and information as to the officers and directors of Calamos Advisors LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-29688), and is incorporated herein by reference.

               Pyramis Global Advisors, LLC is a subadvisor to the Genworth Pyramis® Small/Mid Cap Core Fund (formerly, Genworth Columbia Mid Cap Value Fund).  Pyramis Global Advisors, LLC, located at 900 Salem Street, Smithfield, Rhode Island 02917, is an indirectly held, wholly owned subsidiary of FMR LLC.  Pyramis Global Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding Pyramis Global Advisors, LLC, and information as to the officers and directors of Pyramis Global Advisors, LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-63658), and is incorporated herein by reference.

        Davis Selected Advisers, LP is a subadvisor to the Genworth Davis NY Venture Fund.  Davis Selected Advisers, LP is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.  Davis Investments, LLC, an entity controlled by Christopher C. Davis, is Davis Selected Advisers, LP’s sole general partner.  Christopher C. Davis is Chairman of Davis Selected Advisers, LP and, as the sole member of the general partner, controls Davis Selected Advisers, LP.  Davis Selected Advisers, LP is primarily engaged in providing investment management services.  Additional information regarding Davis Selected Advisers, LP, and information as to the officers and directors of Davis Selected Advisers, LP, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-31648), and is incorporated herein by reference.

        Eaton Vance Management is a subadvisor to the Genworth Eaton Vance Large Cap Value Fund.  Eaton Vance Management, Two International Place, Boston, Massachusetts 02110, is a wholly-owned subsidiary of Eaton Vance Corp.  Eaton Vance Management is primarily engaged in providing investment management services.  Additional information regarding Eaton Vance Management and information as to the officers and directors of Eaton Vance Management is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-15930) and is incorporated herein by reference.

        ClearBridge Advisors, LLC is a subadvisor to the Genworth Legg Mason ClearBridge Aggressive Growth Fund (formerly, Genworth Legg Mason Partners Aggressive Growth Fund).  ClearBridge Advisors, LLC, 620 Eighth Avenue, New York, New York 10018, is a wholly-owned subsidiary of Legg Mason, Inc.  ClearBridge Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding ClearBridge Advisors, LLC and information as to the officers and directors of ClearBridge Advisors, LLC is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-64710), and is incorporated herein by reference.

        Pacific Investment Management Company LLC is a subadvisor to the Genworth PIMCO StocksPLUS Fund.  Pacific Investment Management Company LLC is located at 840 Newport Center Drive, Newport Beach, CA 92660.  Pacific Investment Management Company LLC is primarily engaged in providing investment management services.  Additional information regarding Pacific Investment Management Company LLC and information as to the officers and directors of Pacific Investment Management Company LLC is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-48187), and is incorporated herein by reference.

        Goldman Sachs Asset Management, L.P. is a subadvisor to the Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Western Asset Management Core Plus Fixed Income Fund).  Goldman Sachs Asset Management, L.P. is located at 200 West Street, New York, New York 10282.  GSAM is an affiliate of Goldman, Sachs & Co.  Goldman Sachs Asset Management, L.P. is primarily engaged in providing investment management services.  Additional information regarding Goldman Sachs Asset Management, L.P. and information as to the officers and directors of Goldman Sachs Asset Management, L.P. is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-37591), and is incorporated herein by reference.

ITEM 32.                PRINCIPAL UNDERWRITER

(a) Capital Brokerage Corporation (“CBC”), located at 6620 West Broad Street, Building 2, Richmond, VA 23230, the Distributor for shares of the Registrant, also serves as principal underwriter for the following other investment companies:

Genworth Financial Asset Management Funds
GPS Funds I
GPS Funds II

(b) The information required by this Item 27 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c) Not Applicable.

ITEM 33.                LOCATION OF ACCOUNTS AND RECORDS

                The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Administrator and Transfer Agent	U.S. Bancorp Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard, Suite 425 Pleasant Hill, California 94523-3967
Calamos Advisors LLC	Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563
Pyramis Global Advisors, LLC	Pyramis Global Advisors, LLC 900 Salem Street Smithfield, Rhode Island 02917
Davis Selected Advisers, LP	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Eaton Vance Management	Eaton Vance Management Two International Place Boston, Massachusetts 02110
ClearBridge Advisors, LLC	ClearBridge Advisors, LLC 620 Eighth Avenue New York, New York 10018
Pacific Investment Management Company LLC	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
Goldman Sachs Asset Management, L.P.	Goldman Sachs Asset Management, L.P. 200 West Street New York, New York 10282
Registrant’s Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, Virginia 23230

 ITEM 34.               MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

 ITEM 35.               UNDERTAKINGS

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pleasant Hill, and the State of California, on April 29, 2011.

GENWORTH VARIABLE INSURANCE TRUST

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Carrie E. Hansen
Carrie E. Hansen	President	April 29, 2011

/s/ Starr E. Frohlich
Starr E. Frohlich	Vice President and Treasurer	April 29, 2011

Gurinder S. Ahluwalia*
Gurinder S. Ahluwalia	Trustee	April 29, 2011

David M. Dunford*
David M. Dunford	Trustee	April 29, 2011

Paul S. Feinberg*
Paul S. Feinberg	Trustee	April 29, 2011

John A. Fibiger*
John A. Fibiger	Trustee	April 29, 2011

*By:  /s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to a Power of Attorney filed herewith.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(d)(2)(b)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pyramis Global Advisors, LLC

(j)(1)	Consent of Independent Registered Public Accounting Firm

(p)(1)	Joint Code of Ethics for Genworth Financial Wealth Management, Inc., Capital Brokerage Corporation and Genworth Variable Insurance Trust

(p)(3)	Code of Ethics for Pyramis Global Advisors, LLC

(p)(5)	Code of Ethics for Eaton Vance Management

(p)(6)	Code of Ethics for ClearBridge Advisors, LLC

(p)(8)	Code of Ethics for Goldman Sachs Asset Management, L.P.

(q)	Power of Attorney